As filed with the Securities and Exchange Commission on April 30, 1998

                                                      REGISTRATION NO. 33-23251


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 15

                                       TO
                                    FORM S-6


                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                              (EXACT NAME OF TRUST)

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115

          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)



                             DONA D. YOUNG, ESQUIRE
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:

                         MICHAEL BERENSON, ESQ.                                   EDWIN L. KERR, ESQ.
           JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP                           COUNSEL

                     1025 THOMAS JEFFERSON ST. N.W.                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                             SUITE 400 EAST                                        ONE AMERICAN ROW
                       WASHINGTON, D.C. 20007-0805                            HARTFORD, CONNECTICUT 06115


    It is proposed that this filing will become effective:
    [ ] immediately upon filing pursuant to paragraph (b);
    [X] on May 1, 1998 pursuant to paragraph (b);
    [ ] 60 days after filing pursuant to paragraph (a)(1); or
    [ ] on          pursuant to paragraph (a)(1) of Rule 485.
    [ ] this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                             CAPTION IN PROSPECTUS
-----------                                             ---------------------

       1                     The VUL Account
       2                     Phoenix Home Life Mutual Insurance Company
       3                     Not Applicable
       4                     Sales of Policies
       5                     The VUL Account
       6                     The VUL Account
       7                     Not Applicable
       8                     Not Applicable
       9                     Legal Proceedings
      10                     The Policy
      11                     Investments of the VUL Account
      12                     Investments of the VUL Account
      13                     Charges and Deductions; Investments of the VUL Account
      14                     Premium Payment; Allocation of Issue Premium; Right to Cancel Period
      15                     Allocation of Issue Premium; Transfer of Policy Value
      16                     Investments of the VUL Account
      17                     Surrenders
      18                     Allocation of Issue Premium; Transfer of Policy Value; Reinvestment and Redemption
      19                     Voting Rights; Reports
      20                     Not Applicable
      21                     Policy Loans
      22                     Not Applicable
      23                     Safekeeping of the VUL Account?s Assets
      24                     Not Applicable
      25                     Phoenix Home Life Mutual Insurance Company
      26                     Charges and Other Deductions; Investments of the VUL Account
      27                     Phoenix Home Life Mutual Insurance Company
      28                     Phoenix Home Life Mutual Insurance Company; The Directors and Executive Officers of
                                Phoenix Home Life
      29                     Not Applicable
      30                     Not Applicable
      31                     Not Applicable
      32                     Not Applicable
      33                     Not Applicable
      34                     Not Applicable
      35                     Phoenix Home Life Mutual Insurance Company
      36                     Not Applicable
      37                     Not Applicable
      38                     Sales of Policies
      39                     Sales of Policies
      40                     Not Applicable
      41                     Sales of Policies
      42                     Not Applicable
      43                     Not Applicable
      44                     Determination of Subaccount Values
      45                     Not Applicable
      46                     Determination of Subaccount Values
      47                     Allocation of Issue Premium; Determination of Subaccount Values
      48                     Not Applicable
      49                     Not Applicable
      50                     Not Applicable

N-8B-2 ITEM                                             CAPTION IN PROSPECTUS
-----------                                             ---------------------

      51                     Phoenix Home Life Mutual Insurance Company; The Policy; Charges and Deductions
      52                     Investments of the VUL Account
      53                     Federal Tax Considerations
      54                     Not Applicable
      55                     Not Applicable
      56                     Not Applicable
      57                     Not Applicable
      58                     Not Applicable
      59                     Not Applicable


                                                                      VERSION A

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                          PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS (VPMO):
Hartford, CT 06115                                                  PO Box 8027
                                                          Boston, MA 02266-8027
                         VARIABLE LIFE INSURANCE POLICY

                                   PROSPECTUS


                                   May 1, 1998

    This Prospectus describes Flexible Premium Variable Life Insurance Policies (the "Policy" or "Policies"), offered by Phoenix Home Life Mutual Insurance Company ("Phoenix"). An applicant chooses the amount of Issue Premium desired and it is then shown in the Policy. Generally, the minimum Issue Premium Phoenix will accept is 1/6 of the Planned Annual Premium. Phoenix may, in some cases, accept less than that amount. The amount and payment frequency of planned premiums are as shown in the Policy. If too much is paid in premium in the early Policy Years, the Policy could become a modified endowment contract. This would cause loans and other amounts received under the Policy to be subject to tax and/or penalties. Currently, Phoenix notifies a Policyowner when a Policy becomes a modified endowment contract.

    Premium payments are allocated to one or more of the Subaccounts of the Phoenix Home Life Variable Universal Life Account (the "VUL Account") or to the Guaranteed Interest Account ("GIA"), as specified in the applicant's application for insurance. The VUL Account is divided into Subaccounts, each of which invests in a corresponding series of The Phoenix Edge Series Fund or Wanger Advisors Trust (each the "Fund" or collectively, the "Funds"). For certain Policyowners, the Issue Premium is first allocated to the Money Market Subaccount before being allocated according to the instructions in the application.


    There is no guaranteed minimum Policy Value except for that portion of Policy Value invested in the GIA, which has a 4% minimum interest rate guarantee. The Policy Value not invested in the GIA will vary to reflect the investment experience of the Subaccounts of the VUL Account to which premiums have been allocated. A Policyowner bears the investment risk for all amounts so allocated. The Policy will remain in effect so long as the Policy Value or Cash Surrender Value is sufficient to pay certain monthly charges imposed in connection with the Policy.


    The death benefit under the Policy equals the Policy's face amount on the date of the Insured's death or, if greater, the Policy Value on the date of death increased by the applicable percentage set forth in the Policy. Other death benefit options also are available.


    A Policyowner may cancel the Policy within 10 days (or longer in some states), after the Policyowner receives it or 10 days after Phoenix mails or delivers a written notice of withdrawal right to the Policyowner, or within 45 days of completing the application, whichever is latest.


    IT MAY NOT BE ADVANTAGEOUS TO PURCHASE A POLICY AS A REPLACEMENT FOR AN EXISTING LIFE INSURANCE POLICY OR ANNUITY CONTRACT. YOU SHOULD RECOGNIZE THAT A POLICY THAT HAS BEEN IN EXISTENCE FOR A PERIOD OF TIME MIGHT HAVE CERTAIN ADVANTAGES TO YOU OVER A NEW POLICY. ON THE OTHER HAND, THE PROPOSED POLICY MAY OFFER NEW FEATURES WHICH ARE MORE IMPORTANT TO YOU.

    IT IS IN YOUR BEST INTEREST TO HAVE ADEQUATE INFORMATION BEFORE A DECISION TO REPLACE YOUR PRESENT LIFE INSURANCE COVERAGE BECOMES FINAL SO THAT YOU MAY UNDERSTAND THE BASIC FEATURES OF BOTH THE PROPOSED POLICY AND YOUR EXISTING COVERAGE.

    IF YOU ARE REPLACING AN ANNUITY CONTRACT, IT IS IMPORTANT FOR YOU TO UNDERSTAND THE FUNDAMENTAL DIFFERENCES BETWEEN ANNUITIES AND LIFE INSURANCE AND HOW THEY ARE TREATED DIFFERENTLY UNDER THE TAX LAWS.

    IN ALL CASES IT IS IMPORTANT TO KNOW IF THE REPLACEMENT WILL RESULT IN CURRENT TAX LIABILITY.

    This Prospectus provides information about the Policy that prospective investors should know before investing and is valid only if accompanied by or preceded by current prospectuses for the Funds. This Prospectus and the prospectuses for the Funds should be read and retained for future reference.

    THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE POLICIES ARE SUBJECT TO INVESTMENT RISK INCLUDING THE FLUCTUATION OF POLICY VALUES AND THE POSSIBLE LOSS OF PRINCIPAL INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------

VARIABLE LIFE INSURANCE POLICY ...........................    1
TABLE OF CONTENTS ........................................    2
SPECIAL TERMS ............................................    3
SUMMARY ..................................................    4
PERFORMANCE HISTORY.......................................    5
PHOENIX AND THE VUL ACCOUNT ..............................    7
   Phoenix ...............................................    7
   The VUL Account .......................................    7
   The GIA................................................    7
THE POLICY ...............................................    7
   Introduction ..........................................    7
   Eligible Purchasers ...................................    7
   Premium Payment .......................................    8
   Allocation of Issue Premium ...........................    8
   Right to Cancel Period ................................    8
   Temporary Insurance Coverage ..........................    8
   Transfer of Policy Value ..............................    9
   Determination of Subaccount Values ....................    9
   Death Benefit .........................................   10
   Surrenders ............................................   10
   Policy Loans ..........................................   11
   Lapse .................................................   12
   Payment of Premiums During Period of Disability .......   12
   Additional Insurance Options ..........................   12
   Additional Rider Benefits .............................   12
INVESTMENTS OF THE VUL ACCOUNT ...........................   14
   Participating Mutual Funds ............................   14
Investment Advisers.......................................   14
    Services of the Advisers.............................    15
   Reinvestment and Redemption ...........................   15
   Substitution of Investments ...........................   15
CHARGES AND DEDUCTIONS ...................................   15
   Monthly Deduction .....................................   16
   Premium Taxes .........................................   16
   Federal Tax Charge.....................................   16
   Mortality and Expense Risk Charge .....................   16
   Investment Management Charge ..........................   17
   Other Charges .........................................   17
GENERAL PROVISIONS .......................................   18
   Postponement of Payments ..............................   18
      Payment by Check ...................................   18
   The Contract ..........................................   18
   Suicide ...............................................   18

   Incontestability ......................................   18
   Change of Owner or Beneficiary ........................   18
   Assignment ............................................   18
   Misstatement of Age or Sex ............................   18
   Surplus ...............................................   18
PAYMENT OF PROCEEDS ......................................   18
   Surrender and Death Benefit Proceeds ..................   18
   Payment Options .......................................   19
FEDERAL TAX CONSIDERATIONS ...............................   19
   Introduction ..........................................   19
    Phoenix's Tax Status ................................    20
   Policy Benefits .......................................   20
   Business-Owned Policies................................   20
   Modified Endowment Contracts ..........................   20
   Limitations on Unreasonable Mortality
      and Expense Charges ................................   21
   Qualified Plans .......................................   21
   Diversification Standards .............................   21
   Change of Ownership or Insured or Assignment ..........   22
   Other Taxes ...........................................   22
VOTING RIGHTS ............................................   22
   The Funds .............................................   22
   Phoenix ...............................................   22
THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX ..........   22
SAFEKEEPING OF THE VUL  ACCOUNT'S ASSETS ................    23
SALES OF POLICIES ........................................   23
STATE REGULATION .........................................   24
REPORTS ..................................................   24
LEGAL PROCEEDINGS ........................................   24
LEGAL MATTERS ............................................   24
REGISTRATION STATEMENT ...................................   24
YEAR 2000 ISSUE...........................................   24
FINANCIAL STATEMENTS .....................................   24
APPENDIX A ...............................................   69
APPENDIX B ...............................................   70

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SPECIAL TERMS
-------------------------------------------------------------------------------
    As used in this Prospectus, the following terms have the indicated meanings:

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent Policy Anniversary.

BENEFICIARY: The person or persons specified by the Policyowner as entitled to receive the death benefits under a Policy.

CASH SURRENDER VALUE: The Policy Value less any surrender charge that would apply on the date of surrender and less any Debt.


DEATH BENEFIT GUARANTEE: An additional benefit rider available with the Policy that guarantees a death benefit equal to the initial face amount or the face amount as later increased or decreased, provided that Minimum Required Premiums are paid. See "Additional Rider Benefits."


DEBT: Outstanding loans against a Policy, plus accrued interest.

FUND(S): The Phoenix Edge Series Fund and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of Phoenix.

GUARANTEED INTEREST ACCOUNT (GIA): An allocation option under which amounts deposited are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, in the sole discretion of Phoenix.


IN FORCE: Conditions under which the coverage under a Policy is in effect and the Insured's life remains insured.


INSURED: The person upon whose life the Policy is issued.

IN WRITING (WRITTEN REQUEST): In a written form satisfactory to Phoenix and delivered to VPMO.

ISSUE PREMIUM: The premium payment made in connection with the issue of the Policy.


MINIMUM REQUIRED PREMIUM: The required premium as specified in the Policy. An increase or decrease in the face amount of the Policy will change the Minimum Required Premium amount.


MONTHLY CALCULATION DAY: The first Monthly Calculation Day is the same day as the Policy Date. Subsequent Monthly Calculation Days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Day.


MULTIPLE LIFE POLICY: A Policy under which the number of Insureds is greater than one (1) but no more than five (5), and under which the death benefit is paid upon the death of the first Insured to die.

PAYMENT DATE: The Valuation Date on which a premium payment or loan repayment is received at Phoenix, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next Valuation Date.


PHOENIX: Phoenix Home Life Mutual Insurance Company, Hartford, Connecticut.


PLANNED ANNUAL PREMIUM: The premium amount that the Policyowner agrees to pay each Policy Year. It must be at least equal to the Minimum Required Premium for the face amount of insurance selected and must be no greater than the maximum premium allowed for the face amount selected.


POLICY ANNIVERSARY: Each anniversary of the Policy Date.

POLICY DATE: The Policy Date as shown on the Schedule Page of the Policy. It is the date from which Policy Years and Policy Anniversaries are measured.


POLICY MONTH: The period from one Monthly Calculation Day up to, but not including, the next Monthly Calculation Day.

POLICYOWNER (OWNER): The  Owner of a Policy.

POLICY VALUE: The sum of a Policy's share in the values of each Subaccount of the VUL Account plus the Policy's share in the values of the GIA.

POLICY YEAR: The first Policy Year is the one-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the one-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

PROPORTIONATE: Amounts allocated to Subaccounts on a proportionate basis are allocated by increasing (or decreasing) a Policy's share in the value of the affected Subaccounts so that such shares maintain the same ratio to each other before and after the allocation.

SERIES: A separate investment portfolio of the Fund.


SINGLE LIFE POLICY: A Policy that covers the life of one (1) Insured.


SUBACCOUNTS: Accounts within the VUL Account to which non-loaned assets under a Policy are allocated.

UNIT: A standard of measurement used in determining the value of a Policy. The value of a Unit for each Subaccount will reflect the investment performance of that Subaccount and will vary in dollar amount.

VALUATION DATE: For any Subaccount, each date on which the net asset value of the Fund is determined.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one Valuation Date through the next.

VPMO: The Variable Products Mail Operation division of Phoenix that receives and processes incoming mail for Variable Products Operations.


VUL ACCOUNT: Phoenix Home Life Variable Universal Life Account.

VULA: Variable and Universal Life Administration Division of Phoenix.

SUMMARY
-------------------------------------------------------------------------------
1. WHAT IS THE DIFFERENCE BETWEEN THE POLICY AND A CONVENTIONAL FIXED BENEFIT LIFE INSURANCE POLICY?

    Like conventional fixed benefit life insurance, so long as the Policy remains In Force, the Policy will provide for: (1) the payment of a death benefit to a Beneficiary upon the Insured's death; (2) the accumulation of cash value; and (3) surrender rights and Policy loan privileges.

    The Policy differs from conventional fixed benefit life insurance by allowing Policyowners to allocate premiums to one or more Subaccounts of the VUL Account or to the GIA. Each Subaccount invests exclusively in a designated portfolio of the Funds. Also, under the Policy, the Policy Value invested in the VUL Account is not guaranteed and may increase or decrease depending upon the investment experience of the Subaccounts of the VUL Account. Accordingly, the Policyowner bears the investment risk of any depreciation in value of the underlying assets but reaps the benefits of any appreciation in value. See "Policy Value."

    In addition, unlike conventional fixed benefit life insurance, a Policyowner also has the flexibility to make additional premium payments and to thereby adjust the Policy Value. However, unlike conventional fixed benefit life insurance, the Policy does not require a Policyowner to adhere to a fixed premium payment schedule. Moreover, after the payment of the Issue Premium, the failure to make additional premium payments will not in itself cause the Policy to lapse. Conversely, the payment of additional premiums will not guarantee that the Policy will remain In Force. Generally, lapse will occur when the Cash Surrender Value is insufficient to pay certain charges deducted on the Monthly Calculation Day, and a grace period expires without payment of the additional amount required. See "Lapse."

    If a Whole Life Exchange Option Rider is attached to the Policy, the Policy may be exchanged for a fixed benefit whole life policy. See "Additional Rider Benefits."



2. IS THERE A GUARANTEED ACCOUNT OPTION?

    Yes. A Policyowner may elect to have premium payments allocated to the GIA. Amounts allocated to the GIA earn a fixed rate of interest and Phoenix also may, in its sole discretion, credit excess interest. See Appendix A.



3. WHAT IS THE DEATH BENEFIT UNDER THE POLICY?

    The Policy provides for the payment of a benefit upon the death of the Insured. Upon application for a Policy, an applicant designates an Issue Premium. The Policy indicates the face amount of insurance. The death benefit will equal the face amount on the date of the Insured's death or, if greater, the Policy Value on the date of the Insured's death increased by the applicable percentage set forth in the Policy. If the increased death benefit option is selected, the death benefit will equal the face amount on the date of the Insured's death plus the Policy Value or, if greater, the Policy Value on the date of the Insured's death increased by the applicable percentage set forth in the Policy. Guaranteed death benefit and living benefits riders also are available. See "Death Benefit."


4. HOW LONG WILL THE POLICY REMAIN IN FORCE?

    The Policy will lapse only when the Cash Surrender Value is insufficient to pay the monthly deduction (see "Charges and Deductions--Monthly Deductions"), and a grace period expires without payment of the additional amount required. In this respect, the Policy differs in two important respects from a conventional life insurance Policy. First, the failure to pay additional premiums will not automatically cause the Policy to lapse. Second, the payment of premiums of any prespecified amount does not guarantee that the Policy will remain In Force. A rider is available to ensure that premium payments will continue during a period of disability.



5. WHAT CHARGES ARE THERE IN CONNECTION WITH THE POLICY?

    MONTHLY DEDUCTION: A deduction is made each Policy Month from the Policy Value (excluding the value of the loaned portion of the GIA) to pay the cost of insurance provided under the Policy; the cost of any rider benefits provided; any unpaid balance of the issue expense charge; and an administrative charge as shown on the Schedule Page of the Policy. The administrative charge may vary but in no event will it exceed $10 per month. Currently, the administrative charge is $5 per month. See "Charges and Deductions."

    OTHER CHARGES: A fee equal to the lesser of $25 or 2% of the partial surrender amount paid is deducted from the Policy Value for each partial surrender. A partial surrender charge equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by applying a formula, also is assessed against the VUL Account Subaccounts or the GIA when a partial surrender is made.


    No charges are currently made from the VUL Account or the GIA for federal or state income taxes. If Phoenix determines that such taxes may be imposed, it may make deductions from the VUL Account to pay these taxes.


    Phoenix charges each Subaccount of the VUL Account the daily equivalent of 0.80% for the first 15 years and then 0.25% on an annual basis of the current value of the Subaccount's net assets for its assumption of certain mortality and expense risks incurred in connection with Single Life Policies and 0.80% on an annual basis for Multiple Life Policies.

    Premium amounts also are reduced by any applicable premium tax, a federal tax charge of 1.50% on Single Life Policies and, for payments made during a grace period, by the amount needed to cover any monthly deductions made during the grace period.

    In addition, certain charges are deducted from the assets of the Funds. For investment advisory services, each Series of a Fund pays the adviser a separate monthly fee calculated on the basis of its average daily net assets during the year. See "Charges and Deductions--Other Charges."



6. IS THERE A RIGHT TO CANCEL PERIOD?
    Yes. The Policyowner may cancel the Policy within 10 days after the Policyowner receives it (or longer in some states), or 10 days after Phoenix mails or delivers a written notice of withdrawal right to the Policyowner, or within 45 days of completing the application, whichever is latest.

7. HOW ARE PREMIUMS ALLOCATED?

    If the applicant elects the Temporary Money Market Allocation Amendment in the application, Phoenix will allocate the entire Issue Premium, less applicable charges, to the Money Market Subaccount of the VUL Account. Phoenix requires this election for all applicants in certain states and for applicants in certain states who indicate on their application that they intend the Policy to replace existing insurance. At the expiration of the Right to Cancel Period for such Policyowners, the Policy Value will be allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the Policyowner's allocation instructions in the application for insurance. All other Policyowners will have their Issue Premium less applicable charges allocated according to the instructions in the application on the date it is received without first having the premium placed in the Money Market Subaccount. The Policy Value may be allocated among the available Subaccounts of the VUL Account, each of which invests in shares of a designated portfolio of the Funds, or to the GIA.


8. AFTER THE INITIAL ALLOCATION, MAY I CHANGE THE ALLOCATION OF POLICY VALUE? Yes. A Policyowner may transfer amounts among the Sub- accounts of the VUL
Account or the GIA. Only one transfer per Policy Year is permitted from the unloaned portion of the GIA. The amount of that transfer is limited to the higher of $1,000 or 25% of the value of the Policy in the unloaned portion of the GIA. Also, Phoenix reserves the right to require that transfers be made by Written Request. Phoenix further reserves the right to permit transfers of less than $500 only if the entire balance in the Subaccount of the VUL Account or the GIA is transferred. A systematic transfer program also is available. See "Transfer of Policy Value."



9.  MAY THE POLICY BE SURRENDERED?

    Yes. A Policyowner may totally surrender the Policy at any time and receive the Cash Surrender Value. Subject to certain limitations, the Policyowner also may partially surrender the Policy at any time prior to the Maturity Date. In the future, Phoenix may set a minimum partial surrender amount, not to exceed $500. See "Surrenders--Partial Surrenders." A partial surrender will result in a decrease in the death benefit under the Policy. See "Death Benefit." If the Policy is totally or partially surrendered during the first 10 Policy Years, a surrender charge will apply. See "Surrender Charge." In addition, there may be certain tax consequences as the result of a surrender. For example, a Policy may be a modified endowment contract if the amount of premium paid during the first seven Policy Years is more than the amount that would have been paid if the Policy had provided for paid-up benefits after the payment of seven level annual premiums. Distributions such as loans and full or partial surrenders under a modified endowment contract may be taxable income to the extent they exceed the premiums paid. If such income is distributed before the Policyowner attains age 59 1/2, a 10% penalty tax may be imposed. See "Federal Tax Considerations."


10. WHAT IS THE POLICY'S LOAN PRIVILEGE?
    A Policyowner may obtain Policy loans in an amount up to 90% of the result of subtracting the remaining surrender charge from the Policy Value. The interest rate on a loan is at an effective annual rate as stated in the Policy, compounded daily and payable on each Policy Anniversary in arrears. The requested loan amount is transferred from the VUL Account to the loaned portion of the GIA and is credited with interest at an effective annual rate as stated in the Policy. Phoenix reserves the right not to allow loans of less than $500 unless the loans are to pay premiums on another policy issued by Phoenix. See "The Policy--Policy Loans."

    The proceeds of Policy loans may be subject to federal income tax under certain circumstances. See "Federal Tax Considerations."



11. HOW ARE INSURANCE BENEFITS PAID?

    Surrender and death benefits under the Policy may be paid in a lump sum or under one of the payment options set forth in the Policy. See "Payment Options."


PERFORMANCE HISTORY
-------------------------------------------------------------------------------

    From time to time, the VUL Account may include the performance history of any or all Subaccounts, in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE AND PREMIUM TAX CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION, SEE APPENDIX B "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Money Market Subaccount, as yield of the Multi-Sector Subaccount and as total return of any Subaccount. Current yield for the Money Market Subaccount will be based on the income earned by the Subaccount over a given seven-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the VUL Account level.

    Yield calculations of the Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this seven-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Money Market Subaccount based on a seven-day period ending December 31, 1997.

Example:
Assumptions:

Value of hypothetical pre-existing account with
  exactly one  Unit at the beginning of the period:.......   1.439995
Value of the same account (excluding capital
  changes) at the   end of the seven-day period:..........   1.441014
Calculation:
  Ending account value ...................................   1.441014
  Less beginning account value ...........................   1.439995
  Net change in account value ............................   0.001019
Base period return:
  (adjusted change/beginning account value) ..............   0.000708
Current yield = return x (365/7) = .......................      3.69%
Effective yield = [(1 + return)(365/7)] - 1 = ............      3.76%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time or other investment companies, due to charges which will be deducted on the Account level.

    For the Multi-Sector Subaccount, quotations of yield will be based on all investment income per Unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per Unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative charges.


    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


    Below are quotations of average annual total return calculated as described above. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


                           AVERAGE ANNUAL TOTAL RETURN
                          FOR THE PERIOD ENDED 12/31/97
                          -----------------------------

                    COMMENCE-                               10      LIFE OF
SUBACCOUNT          MENT DATE     1 YEAR     5 YEARS      YEARS      FUND
----------          ---------     ------     -------      -----      ----
Multi-Sector.....    1/1/83         7.92%       9.31%      9.32%      9.66%
Balanced.........    5/1/92        14.61%       9.38%       N/A       9.86%
Allocation.......    9/17/84       17.34%       9.46%     10.70%     11.80%
Growth...........    1/1/83        17.67%      14.94%     15.99%     17.20%
International....    5/1/90         8.87%      13.34%       N/A       7.32%
Money Market.....   10/10/82        2.17%       2.79%      4.17%      5.04%
Real Estate......    5/1/95        18.61%        N/A        N/A      25.23%
Theme............    1/29/96       13.86%        N/A        N/A      11.87%
Asia.............    9/17/96      (34.41%)       N/A        N/A     (28.08%)
Enhanced Index...    7/15/97         N/A         N/A        N/A       3.57%
U.S. Small Cap...    5/1/95        25.80%        N/A        N/A      32.34%
Int'l. Small Cap.    5/1/95        (4.27%)       N/A        N/A      21.28%


                              ANNUAL TOTAL RETURN*
                              --------------------

           MULTI-                 ALLO-                 INTER-     MONEY
YEAR       SECTOR   BALANCED     CATION    GROWTH      NATIONAL    MARKET
----       ------   --------     ------    ------      --------    ------
1983....    5.16%      N/A        N/A       31.84%       N/A       7.51%
1984....   10.45%      N/A      (1.31%)      9.79%       N/A       9.34%
1985....   19.65%      N/A      26.33%      33.85%       N/A       7.17%
1986....   18.34%      N/A      14.77%      19.51%       N/A       5.66%
1987....    0.28%      N/A      11.66%       6.08%       N/A       5.67%
1988....    9.61%      N/A       1.53%       3.09%       N/A       6.60%
1989....    6.92%      N/A      18.53%      34.53%       N/A       8.03%
1990....    4.54%      N/A       5.15%       3.32%     (8.59%)     7.51%
1991....   18.66%      N/A      28.27%      41.60%     18.79%      5.14%
1992....    9.23%     9.06%      9.79%       9.41%    (13.52%)     2.75%
1993....   14.99%     7.75%     10.12%      18.75%     37.33%      2.06%
1994....   (6.21%)   (3.61%)    (2.19%)      0.66%     (0.73%)     3.01%
1995....   22.56%    22.37%     17.27%      29.85%      8.72%      4.86%
1996....   11.52%     9.68%      8.18%      11.69%     17.71%      4.19%
1997....   10.21%    17.00%     19.78%      20.12%     11.16%      4.35%

           REAL                          ENHANCED      U.S.     INT'L
YEAR      ESTATE    THEME     ASIA        INDEX     SMALL CAP  SMALL CAP
----      ------    -----     ----        -----     ---------  ---------
1995....  17.19%**   N/A       N/A         N/A       16.01%**   33.96%**
1996....  32.06%    9.55%** (0.06%)**      N/A       45.64%     31.15%
1997....  21.09%   16.25%  (32.94%)       5.46%**    28.41%     (2.24%)

* Sales Charges have not been deducted from the Annual Total Return. ** Since Inception.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To iIlustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    The VUL Account may, from time to time, include in advertisements containing total returns, the ranking of those performance figures relative to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare a Series performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's, The Outlook and Personal Investor. The Funds may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.


    The Funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.

PHOENIX AND THE VUL ACCOUNT
-------------------------------------------------------------------------------
PHOENIX

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Its executive office is at One American Row, Hartford, Connecticut 06115 and its main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix is the nation's 9th largest mutual life insurance company and has consolidated assets of $18.5 billion. Phoenix sells insurance policies and annuity contracts through its own field force of full time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.



THE VUL ACCOUNT

    The VUL Account is a separate account of Phoenix formed on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), as amended, and it meets the definition of a "separate account" under that Act. Such registration does not involve supervision of the management of the VUL Account or Phoenix by the SEC.

    The VUL Account is divided into Subaccounts, each of which is available for allocation of Policy Value. If in the future Phoenix determines that marketing needs and investment conditions warrant, Phoenix may establish additional Subaccounts, which will be made available to existing Policyowners to the extent and on a basis determined by Phoenix. Each Subaccount will invest solely in shares of the Funds allocable to one of the available Series, each having the specified investment objective set forth under "Investments of the VUL Account--Participating Mutual Funds."


    Phoenix does not guarantee the investment performance of the VUL Account or any of its Subaccounts. The Policy Value allocated to the VUL Account depends on the investment performance of the Fund. Thus, the Policyowner bears the full investment risk for all monies invested in the VUL Account.


    The VUL Account is administered and accounted for as part of the general business of Phoenix, but the income, gains or losses of the VUL Account are credited to or charged against the assets held in the VUL Account, without regard to other income, gains or losses of any other business Phoenix may conduct. Under New York law, the assets of the VUL Account are not chargeable with liabilities arising out of any other business Phoenix may conduct. Nevertheless all obligations arising under the Policy are general corporate obligations of Phoenix.



THE GIA
    The GIA is not part of the VUL Account. It is accounted for as part of the General Account. Phoenix reserves the right to limit cumulative deposits, including transfers, to the unloaned portion of the GIA to no more than $250,000 during any one-week period. Phoenix will credit interest daily on the amounts allocated under the Policy to the GIA. The credited rate will be uniform by class. The loaned portion of the GIA will be credited interest at an effective annual fixed rate of 2% for Single Life Policies (4% on Single Life Policies in New York), and 6% for Multiple Life Policies. Interest on the unloaned portion of the GIA will be credited at an effective annual rate of not less than 4%.


    Biweekly, Phoenix sets the interest rate that will apply to any net premium or transferred amounts deposited to the unloaned portion of the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guarantee period has just ended shall be the same rate as is applied to new deposits allocated to the GIA at the time that the guarantee period expired. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied. For more complete information concerning the GIA, see Appendix A.


THE POLICY
-------------------------------------------------------------------------------
INTRODUCTION

    The Policy is a variable life insurance policy. The Policy has a death benefit, Cash Surrender Value and loan privilege such as is associated with a traditional fixed benefit whole life policy. The Policy differs from a fixed benefit whole life policy, however, because the Policyowner specifies into which of several Subaccounts of the VUL Account or the GIA net premium is to be allocated. Each Subaccount of the VUL Account, in turn, invests its assets exclusively in a portfolio of the Funds. The Policy Value varies according to the investment performance of the Series to which Policy Value has been allocated.



ELIGIBLE PURCHASERS

    Any person up to the age of 75 is eligible to be insured under a newly purchased Policy after providing acceptable evidence of insurability. A person can purchase a Policy to insure the life of another person provided that the Policyowner has an insurable interest in the life of the Insured, and the Insured consents. A Policy also can be purchased to cover from two to five lives under one Policy, for any person up to the age of 80. Under such a Multiple Life Policy, the death benefit is paid upon the first death under the Policy; the Policy then terminates. Such a Policy could be purchased on the lives of spouses, family members, business partners or other related groups.

PREMIUM PAYMENT

    The minimum Issue Premium for a Policy is generally 1/6 of the Planned Annual Premium. The Issue Premium is due on the Policy Date. The Insured must be alive when the Issue Premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the Schedule Page of the Policy. All premiums are payable at VPMO, except that the Issue Premium may be paid to an authorized agent of Phoenix for forwarding to the Underwriting Department of Phoenix.

    Any premium payments will be reduced by the applicable premium tax and Single Life Policies also will be reduced by a federal tax charge of 1.50%. The Issue Premium also will be reduced by the issue expense charge on a pro rata basis in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon Policy lapse or termination.

    Premium payments received during a grace period also will be reduced by the amount needed to cover any monthly deductions during the grace period. The remainder will be applied on the Payment Date to the various Subaccounts of the VUL Account or to the GIA, based on the premium allocation schedule elected in the application for the Policy or as later changed. The allocation schedule for premium payments may be changed by calling VULA or writing to VPMO. Allocations to the VUL Account Subaccounts or to the GIA must be expressed in terms of whole percentages.

    The number of Units credited to a Subaccount of the VUL Account will be determined by dividing the portion of the net premium applied to that Subaccount by the Unit value of the Subaccount on the Payment Date.

    A Policyowner may increase or decrease the planned premium amount or payment frequency at any time by Written Request to VPMO. Phoenix reserves the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the Policy.

    A Policyholder also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the Policy under certain conditions during a period of total disability of the Insured. Under its terms, the specified premium will be waived upon Phoenix's receipt of proof that the Insured is totally disabled and that the disability occurred while the rider was In Force.

    The Policy contains a total premium limit as shown on the Schedule Page. This limit is applied to the sum of all premiums paid under the Policy. If the total premium limit is exceeded, the Policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the Policy Year in which the limit was exceeded. The Policy Value then will be adjusted to reflect the refund. The amount to be taken from each Subaccount or the GIA will be allocated in the same manner as provided for monthly deductions unless the Policyowner requests otherwise In Writing. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if Phoenix determines that additional premium would be permitted by federal laws or regulations.


    A Policyowner may authorize his bank to draw $25 or more from his personal checking account monthly to purchase Units in any available Subaccount. The amount the Policyowner designates will be automatically invested in the Subaccount of his choice on the date the bank draws on his account.

    Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option also is available to career agents of Phoenix (and their spouses and children).


ALLOCATION OF ISSUE PREMIUM

    Phoenix will generally allocate the Issue Premium less applicable charges to the VUL Account or to the GIA upon receipt of a completed application, in accordance with the allocation instructions in the application for a Policy. However, Policies issued in certain states, and Policies issued in certain states pursuant to applications which state the Policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, Phoenix temporarily allocates the entire Issue Premium paid less applicable charges (along with any other premiums paid during the Right to Cancel Period) to the Money Market Subaccount of the VUL Account, and, at the expiration of the Right to Cancel Period, the Policy Value of the Money Market Subaccount is allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the applicant's allocation instructions in the application for insurance.



RIGHT TO CANCEL PERIOD

    A Policy may be returned by mailing or delivering it to Phoenix within 10 days after the Policyowner receives it (or longer in some states); within 10 days after Phoenix mails or delivers a written notice of withdrawal right to the Policyowner; or within 45 days after the applicant signs the application for insurance, whichever occurs latest (the "Right to Cancel Period"). The returned Policy is treated as if Phoenix never issued the Policy and, except for Policies issued with a Temporary Money Market Allocation Amendment, Phoenix will return the sum of the following as of the date Phoenix receives the returned Policy:
(i) the then current Policy Value less any unpaid loans and loan interest; plus
(ii) any monthly deductions, partial surrender fees, other charges made under the Policy, including investment advisory fees, or any Fund expenses deducted. The amount returned for Policies issued with the Amendment will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.


    Phoenix reserves the right to disapprove an application for processing within 7 days of receipt at Phoenix of the completed application for insurance, in which event Phoenix will return the premium paid. Even after approval of the application for processing, Phoenix reserves the right to decline issuance of the Policy, in which event Phoenix will refund the applicant the same amount as would have been refunded under the Policy had it been issued but returned for refund during the Right to Cancel Period.


TEMPORARY INSURANCE COVERAGE
    On the date the application for a Policy is signed and submitted with the Issue Premium, Phoenix issues a Temporary Insurance

Receipt in connection with the application. Under the Temporary Insurance Receipt, the insurance protection applied for (subject to the limits of liability and in accordance with the terms set forth in the Policy and in the Receipt) takes effect on the date of the application.


TRANSFER OF POLICY VALUE
    SYSTEMATIC TRANSFER PROGRAM

    A Policyowner may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the GIA on a monthly, quarterly, semi-annual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semi-annually or $300 annually. A Policyowner must have an initial value of $1,000 in the GIA or the Subaccount that funds will be transferred from ("Sending Subaccount") and if the value in that Subaccount or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one Sending Subaccount or the GIA, but may be allocated to multiple Subaccounts ("Receiving Subaccount"). Under the Systematic Transfer Program, Policyowners may make more than one transfer per Policy Year from the GIA, in approximately equal amounts over a minimum 18-month period.

    Only one Systematic Transfer Program can be active per Policy. After the completion of the Systematic Transfer Program, you can call VULA at (800) 892-4885 to begin a new Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month following receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.


    NON-SYSTEMATIC TRANSFERS

    Transfers among available Subaccounts or the GIA and changes in premium payment allocations may be requested In Writing or by calling (800) 892-4885, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time and will be executed on the date the request is received at VPMO, except as noted below. Unless the Policyowner elects In Writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on behalf of the Policyowner from his or her registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO") will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed In Writing to the Policyowner. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, the Policyowner would bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. These telephone transfer privileges may be modified or terminated at any time and during times of extreme market volatility, may be difficult to exercise. In such cases, the Policyowner should submit a Written Request.


    Phoenix reserves the right to permit transfers of less than $500 only if the entire balance in the Subaccount or the GIA is transferred or if the Systematic Transfer Program has been elected.


    Phoenix reserves the right to prohibit a transfer to any Subaccount of the VUL Account where the resultant value of the Policy's share in that Subaccount immediately after the transfer would be less than $500. It further reserves the right to require that the entire balance of a Subaccount or the GIA be transferred if the value of the Policy's share in the Subaccount would, immediately after the transfer, be less than $500.


    Unless Phoenix agrees otherwise or the Systematic Transfer Program has been elected, a Policyowner may make only one transfer per Policy Year from the unloaned portion of the GIA and the amount that may be transferred cannot exceed the greater of $1,000 or 25% of the value of the Policy in the unloaned portion of the GIA at the time of the transfer. Non-systematic transfers from the unloaned portion of the GIA will be effectuated on the date of receipt by VPMO.


    Phoenix reserves the right to limit the number of Subaccounts you may elect to a total of 18 at any one time and/or over the life of the Policy unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law.


    For policies issued with the Temporary Money Market Allocation Amendment, transfers may not be made until termination of the Right to Cancel Period.


    Because excessive trading can hurt Fund performance and harm Policyowners, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Policyowners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third party transfer service agreement.



DETERMINATION OF SUBACCOUNT VALUES

    The Unit value of each Subaccount of the VUL Account was set by Phoenix on the first Valuation Date of each such Subaccount. The Unit value of a Subaccount of the VUL Account on any other Valuation Date is determined by multiplying the Unit value of that Subaccount on the just prior Valuation Date by the Net Investment Factor for that Subaccount for the then current Valuation Period. The Unit value of each Subaccount of the VUL Account on a day other than a Valuation Date is the Unit value on the next Valuation Date. Unit values are carried to 6 decimal places. The Unit value of each Subaccount of the VUL Account on a Valuation Date is determined at the end of that day.


    The Net Investment Factor for each Subaccount of the VUL Account is determined by the investment performance of the assets held by the Subaccount during the Valuation Period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is equal to item (D) below subtracted from the result of dividing the sum of items (A) and (B) by item (C).

    (A) The value of the assets in the Subaccount on the current Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current Valuation Period.


    (B) The amount of any dividend (or, if applicable, any capital gain distribution) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current Valuation Period.


    (C) The value of the assets in the Subaccount as of the just prior Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value of all transactions during the Valuation Period ending on that date.

    (D) The sum of the following daily charges multiplied by the number of days in the current Valuation Period:

         1.the mortality and expense risk charge; and

         2.the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


DEATH BENEFIT
    GENERAL

    The death benefit (under Option 1) equals the Policy's face amount on the date of the Insured's death or, if greater, the minimum death benefit on the date of death. On Single Life Policies, under Option 2, the death benefit equals the Policy's face amount on the date of the Insured's death plus the Policy Value. On Multiple Life Policies, under Option 2, the death benefit equals the Policy's face amount on the date of the first Insured's death plus the Policy Value to the later of the 10th Policy Anniversary or Policy Anniversary nearest the oldest Insured's 65th birthday. Under either Option, the minimum death benefit is the Policy Value on the date of death of the Insured increased by the applicable percentage from the table contained in the Policy, based on the Insured's Attained Age at the beginning of the Policy Year in which the death occurs. If no option is elected, Option 1 will apply.


    GUARANTEED DEATH BENEFIT OPTION
    For Policies with a face amount of at least $50,000, a guaranteed death benefit rider may be purchased. Under this Policy rider, if a Policyowner pays the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the Policy, and will equal either the initial face amount or the face amount as later changed by increases or decreases. In order to keep this guaranteed death benefit In Force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

    LIVING BENEFITS OPTION

    In the event of a terminal illness of the Insured, an accelerated payment of up to 75% of the Policy's death benefit (up to a maximum of $250,000) is available if a Living Benefits Rider has been purchased. The minimum face amount of the Policy after any such accelerated benefit payment is $10,000.


    REQUESTS FOR INCREASE IN FACE AMOUNT

    Any time after the first Policy Anniversary, a Policyowner may request an increase in the face amount of insurance provided under the Policy. Requests for face amount increases must be made In Writing, and Phoenix requires additional evidence of insurability. The effective date of the increase generally will be the Policy Anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the Insured's age
75. The charge for the increase is $1.50 per thousand of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increases. Phoenix will deduct any charges associated with the increase (the increases in cost of insurance charges), from the Policy Value, whether or not the Policyowner pays an additional premium in connection with the increase. The surrender charge applicable to the Policy also will increase. At the time of the increase, the Cash Surrender Value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new Right to Cancel Period (see "The Policy--Right to Cancel Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the Policy resulting from the increase, see "Material Change Rules."


    PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT

    A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from Policy Value based on the amount of the decrease or partial surrender. With a decrease in face amount, the death benefit under a Policy would be reduced on the next Monthly Calculation Day. With a partial surrender, the death benefit under a Policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."


    REQUESTS FOR DECREASE IN FACE AMOUNT

    A Policyowner may request a decrease in face amount at any time after the first Policy Year. Unless Phoenix agrees otherwise, the decrease must at least equal $10,000 and the face amount remaining after the decrease must at least equal $25,000. All face amount decrease requests must be In Writing and will be effective on the first Monthly Calculation Day following the date Phoenix approves the request. A partial surrender charge will be deducted from the Policy Value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (the decrease in face amount divided by the face amount of the Policy before the decrease).



SURRENDERS
    GENERAL
    At any time during the lifetime of the Insured(s) and while the Policy is In Force, the Policyowner may partially or fully surrender the Policy by sending a written release and surrender in a form satisfactory to Phoenix to VPMO, along with the Policy if Phoenix so requires. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at VPMO.

    Upon partial or full surrender, Phoenix generally will pay the amount surrendered to the Policyowner within seven days after Phoenix receives the Written Request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."


    FULL SURRENDERS

    If the Policy is being fully surrendered, the Policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to Phoenix. A Policyowner may elect to have the amount paid in a lump sum or under a payment option. See "Surrender Charge" and "Payment Options."


    PARTIAL SURRENDERS

    A Policyowner may obtain a partial surrender of the Policy by requesting that part of the Policy's Cash Surrender Value be paid. The Policyowner may do this at any time during the lifetime of the Insured while the Policy is In Force with a Written Request to VPMO. Phoenix reserves the right to require that the Policy be returned before payment is made. A partial surrender will be effective on the date the Written Request is received or, if required, the date the Policy is received. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


    Phoenix reserves the right not to allow partial surrenders of less than $500. In addition, if the share of the Policy Value in any Subaccount or in the GIA that would be reduced as a result of a partial surrender would, immediately after the partial surrender, be less than $500, Phoenix reserves the right to require that as part of any partial surrender, the entire remaining balance in that Subaccount or the GIA be surrendered.

    Upon a partial surrender the Policy Value will be reduced by the sum of the following:


   (i) The Partial Surrender Amount Paid. This amount comes from a reduction in the Policy's share in the value of each Subaccount or the GIA based on the allocation requested at the time of the partial surrender. If no allocation request is made, the assessment to each Subaccount will be made in the same manner as that provided for monthly deductions.


  (ii) The Partial Surrender Fee. This fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each Subaccount or the GIA will be made in the same manner as provided for the partial surrender amount paid.

 (iii) A Partial Surrender Charge. This charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the Policy Value). This amount is assessed against the Subaccount or the GIA in the same manner as provided for the partial surrender amount paid.

    The Cash Surrender Value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the Policy also will be reduced by the same amount as the Policy Value is reduced as described above.


POLICY LOANS
    While the Policy is In Force, a loan may be obtained against the Policy up to the available loan value. The loan value on any day is 90% of the result of subtracting the then remaining surrender charge from the Policy Value. The available loan value is the loan value on the current day less any outstanding Debt.


    The amount of any loan will be added to the loaned portion of the GIA and subtracted from the Policy's share of the Subaccounts or the unloaned portion of the GIA, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the GIA. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each Subaccount or the unloaned portion of the GIA will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the GIA will increase at an effective annual rate of 2% (4% in New York only) on Single Life Policies and 6% on Multiple Life Policies, compounded daily and payable in arrears. At the end of each Policy Year and at the time of any Debt repayment, interest credited to the loaned portion of the GIA will be transferred to the unloaned portion of the GIA.


    Debt may be repaid at any time during the lifetime of the Insured while the Policy is In Force. Any Debt repayment received by Phoenix during a grace period will be reduced to cover any overdue monthly deductions and only the balance will be applied to reduce the Debt. Such balance, in excess of any outstanding accrued loan interest, will be applied to reduce the loaned portion of the GIA and will be transferred to the unloaned portion of the GIA to the extent that loaned amounts taken from such Account have not been previously repaid. Otherwise, such balance will be transferred among the Subaccounts as the Policyowner requests upon repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

    While there is outstanding Debt on the Policy, any payments received by Phoenix for the Policy will be applied directly to reduce the Debt unless specified as a premium payment by the Policyowner. Until the Debt is fully repaid, additional Debt repayments may be made at any time during the lifetime of the Insured while the Policy is In Force.


    Failure to repay a Policy loan or to pay loan interest will not terminate the Policy except as otherwise provided under the terms of the Policy concerning the grace period and lapse.

    The proceeds of Policy loans may be subject to federal income tax under certain circumstances. See "Federal Tax Considerations."

    In the future, Phoenix may not allow Policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix Policy.


    The Policyowner will pay interest on the loan at an effective annual rate, compounded daily and payable in arrears. The loan interest rates in effect are as follows:

                              SINGLE LIFE POLICIES
                              --------------------

4% for Policy Years 1 through 10 (or the Insured's age 65 if earlier) 3% through Policy Year 15 2 1/2% for Policy Years 16 and thereafter

                       SINGLE LIFE POLICIES--NEW YORK ONLY
                       -----------------------------------

6% for Policy Years 1 through 10 (or the Insured's age 65 if earlier) 5% through Policy Year 15 4 1/2% for Policy Years 16 and thereafter


                             MULTIPLE LIFE POLICIES
                             ----------------------

8% for Policy Years 1 through 10 7% for Policy Years 11 and thereafter


    At the end of each Policy Year, any interest due on the Debt will be treated as a loan and will be offset by a transfer from the Policyowner's values to the value of the loaned portion of the GIA.

    A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of the Subaccounts or unloaned portion of the GIA will apply only to the amount remaining in the Subaccounts or the unloaned portion of the GIA. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts or the unloaned portion of the GIA earn more than the annual interest rate for funds held in the loaned portion of the GIA, Policy Value does not increase as rapidly as it would have had no loan been made. If the Subaccounts or the GIA earn less than the annual interest rate for funds held in the loaned portion of the GIA, Policy Value is greater than it would have been had no loan been made. A Policy loan, whether or not repaid, also has an effect on the Policy's Death Benefit due to any resulting differences in Cash Surrender Value.



LAPSE
    Unlike conventional life insurance policies, the payment of the Issue Premium, no matter how large, or the payment of additional premiums will not necessarily continue the Policy In Force to its Maturity Date.


    If on any Monthly Calculation Day during the first three Policy Years, the Policy Value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the monthly deduction. If on any Monthly Calculation Day during any subsequent Policy Year, the Cash Surrender Value (which has become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five Policy Years or until the Cash Surrender Value becomes positive for the first time, the Policy will not lapse as long as all premiums planned at issue have been paid.

    The Policy will continue In Force during any such grace period, although Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the Policy, but not before 30 days have elapsed since Phoenix mailed written notice to the Policyowner. If a premium payment for the additional amount is received by Phoenix during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the then current premium allocation schedule. In determining the amount of "excess" premium to be applied to the Subaccounts or the GIA, Phoenix will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.



PAYMENT OF PREMIUMS DURING PERIOD OF DISABILITY

    A Policyholder also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the Policy under certain conditions during a period of total disability of the Insured. Under its terms, the specified premium will be waived upon Phoenix's receipt of proof that the Insured is totally disabled and that the disability occurred while the rider was In Force. The terms of this rider may vary by state.



ADDITIONAL INSURANCE OPTIONS

    While the Policy is In Force and the Policyowner is insurable, the Policyowner will have the option to purchase additional insurance on the same Insured with the same guaranteed rates as the Policy without being assessed an issue expense charge. Phoenix will require evidence of insurability and charges will be adjusted for the Insured's new Attained Age and any change in risk classification. However, if elected on the application, the Policyowners may, at predetermined future dates, purchase additional insurance protection on the same Insured without evidence of insurability. See "Purchase Protection Plan Riders."

    In addition, once each Policy Year, for Single Life Policies only, a Policyowner may request an increase in face amount. This request should be made within 90 days prior to the Policy Anniversary and is subject to an issue expense charge of $1.50 per $1,000 of increase in face amount, up to a maximum of $600, and to Phoenix's receipt of adequate evidence of insurability. A Right to Cancel Period as described in "The Policy" section of this Prospectus applies to each increase in face amount.



ADDITIONAL RIDER BENEFITS

    A Policyowner may elect additional benefits under a Policy. These benefits are cancellable by the Policyowner at any time. A charge will be deducted monthly from the Policy Value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the Policy if any of these benefits is chosen. The following benefits are currently available; however, additional riders may be available as described in the Policy.



SINGLE LIFE POLICIES:

O    DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER
        Phoenix waives the specified premium if the Insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the Policy Anniversary nearest the Insured's 65th birthday (provided that the disability continues), unless premiums have been waived continuously during the entire five years prior to such date in which case the waiver will continue beyond that date. The premium will be waived upon Phoenix's receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was In Force. The terms vary in New York.


O    ACCIDENTAL DEATH BENEFIT RIDER
        An additional death benefit will be paid if the Insured dies from bodily injury that results from an accident; if the Insured dies no later than 90 days after injury; and before the Policy Anniversary nearest the Insured's 75th birthday.

O    DEATH BENEFIT PROTECTION RIDER
        The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that later may be increased or decreased by the Policyholder provided that certain minimum premiums are paid. Unless Phoenix agrees otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the Insured is 20. Three (3) Death Benefit Guarantee periods are available in all states except New York. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:



    Level:     Expiry Date of Death Benefit Guaranteed, the later of:

       1 The Policy Anniversary nearest the Insured's 70th birthday or the 7th Policy Year

       2 The Policy Anniversary nearest the Insured's 80th birthday or the 10th Policy Year

       3       The Policy Anniversary nearest the Insured's 95th birthday.

    Level 1 or 2 guarantees may be extended provided that the Policy's Cash Surrender Value is sufficient and the Policyowner pays the new Minimum Required Premium.


    For Policies issued in New York, two guarantee periods are available:


       1 The Policy Anniversary nearest the Insured's 75th birthday or the 10th Policy Year

       2       The Policy Anniversary nearest the Insured's 95th birthday.

O    WHOLE LIFE EXCHANGE OPTION RIDER
        This rider permits the Policyowner to exchange the Policy for a fixed benefit whole life policy at the later of age 65 or Policy Year 15. There is no charge for this rider.

O    PURCHASE PROTECTION PLAN RIDER

        Under this rider a Policyowner may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.


O    LIVING BENEFITS RIDER
        Under certain conditions, in the event of the terminal illness of the Insured, an accelerated payment of up to 75% of the Policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the Policy after any such accelerated benefit payment is $10,000. There is no charge for this rider. This benefit is available only when the Disability Waiver of Specified Premium Rider is also elected.


O   CASH VALUE ACCUMULATION RIDER
        This rider generally permits a Policyowner to pay more in premium than otherwise would be permitted. This rider must be elected before the Policy is issued. There is no charge for this rider.


O   CHILD TERM RIDER
        This rider provides annually renewable term coverage on children of the Insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the Policy Anniversary nearest insured child's 25th birthday.

O   FAMILY TERM RIDER
        This rider provides annually renewable term insurance coverage to age 70 on the Insured or members of the Insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each Insured to either a fixed benefit or variable policy.

O   BUSINESS TERM RIDER
        This rider provides annually renewable term insurance coverage to age 95 on the life of the Insured under the base Policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 6 times the initial base Policy. This rider is only available for Policies sold in the Corporate Owned Life Insurance or employer sponsored life insurance market.



MULTIPLE LIFE POLICIES:

O    DISABILITY BENEFIT RIDER

        In the case of disability of the Insured, a specified monthly amount may be credited to the Policy and the monthly deductions will be waived. A Disability Benefit Rider may be provided on any or all eligible Insureds. The specified amount selected must be the same for all who elect coverage.


O    SURVIVOR PURCHASE OPTION RIDER
        The survivor(s) may purchase a new Multiple Life Policy for a face amount equal to that of the original Policy upon the first death. The new Policy will be based upon Attained Age rates.

O    TERM INSURANCE RIDER
        The Term Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each Insured and the face amount of coverage under the rider may differ for each Insured. Based upon the Policyowner's election at issue, the rider will provide coverage for all Insureds to either age 70 or maturity of the Policy. The termination age specified must be the same for all Insureds.

O    POLICY EXCHANGE OPTION RIDER

        The Multiple Life Policy may be exchanged for Single Life Policies where the total face amount under the Policies is no greater than that under the original Policy. There is no charge for this rider.

INVESTMENTS OF THE VUL ACCOUNT
------------------------------------------------------------------------------
PARTICIPATING MUTUAL FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the VUL Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Policies:

    MONEY MARKET SERIES: The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity.

    GROWTH SERIES: The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.


    MULTI-SECTOR FIXED INCOME ("MULTI-SECTOR") SERIES: The investment objective of the Multi-Sector Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. For a discussion of the risks associated with investing in high yield bonds, please see the accompanying Fund prospectus.

    STRATEGIC ALLOCATION ("ALLOCATION") SERIES: The investment objective of the Allocation Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk (total rate of return consists of capital appreciation, current income, including dividends and interest, possible premiums and short-term gains from purchasing and selling options and financial futures).


    INTERNATIONAL SERIES: The investment objective of the International Series is to seek a high total return consistent with reasonable risk. The International Series intends to invest primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The International Series provides a means for investors to invest a portion of their assets outside the United States.

    BALANCED SERIES: The investment objective of the Balanced Series is to seek reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.


    REAL ESTATE SECURITIES ("REAL ESTATE") SERIES: The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    STRATEGIC THEME ("THEME") SERIES: The investment objective of the Strategic Theme Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Theme Series intends to invest primarily in common stocks believed to have substantial potential for capital growth.

    ABERDEEN NEW ASIA ("ASIA") SERIES: The investment objective of the Asia Series is to seek long-term capital appreciation. The Asia Series will invest primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    RESEARCH ENHANCED INDEX ("ENHANCED INDEX") SERIES: The investment objective of the Enhanced Index Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It is intended that the Series will invest in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    ENGEMANN NIFTY FIFTY ("NIFTY FIFTY") SERIES: The investment objective of the Nifty Fifty Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    SENECA MID-CAP GROWTH ("SENECA MID-CAP") SERIES: The investment objective of the Seneca Mid-Cap Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX GROWTH AND INCOME ("GROWTH & INCOME") SERIES: The investment objective of the Growth & Income Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX VALUE EQUITY ("VALUE") SERIES: The primary investment objective of the Value Series is long-term capital appreciation, with a secondary investment objective of current income. The Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    SCHAFER MID-CAP VALUE ("SCHAFER MID-CAP") SERIES: The primary investment objective of the Schafer Mid-Cap Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.


INVESTMENT ADVISERS
    The investment adviser to all series except the Real Estate and Asia Series is Phoenix Investment Counsel, Inc. ("PIC"). Pursuant to subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions with respect to the following series to the subadviser indicated:

    Enhanced Index Series     J.P. Morgan Investment Management, Inc.

    Nifty Fifty Series        Roger Engemann & Associates, Inc. ("Engemann")

    Seneca Mid-Cap Series     Seneca Capital Management, LLC ("Seneca")

    Schafer Mid-Cap Series    Schafer Capital Management, Inc.

    The investment adviser to the Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix Home Life. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix Home Life, and Aberdeen Fund Managers, Inc.


WANGER ADVISORS TRUST
    Certain Subaccounts of the VUL Account invest in corresponding Series of the Wanger Advisors Trust. The investment adviser is Wanger Asset Management, L.P. The available Series and their fundamental objectives are as follows:


    WANGER U.S. SMALL CAP ("U.S. SMALL CAP") SERIES: The investment objective of the U.S. Small Cap Series is to provide long-term growth. The U.S. Small Cap Series will invest primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER INTERNATIONAL SMALL CAP ("INTERNATIONAL SMALL CAP") SERIES: The investment objective of the International Small Cap Series is to provide long-term growth. The International Small Cap Series will invest primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized.

    In addition to being sold to the VUL Account, shares of the Funds also are sold to the Phoenix Home Life Variable Accumulation Account, a separate account utilized by Phoenix to receive and invest premiums paid under certain variable annuity contracts issued by Phoenix. Shares of the Fund also may be sold to other separate accounts of Phoenix or its affiliates or of other insurance companies.


    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither Phoenix nor the Fund(s) currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. Phoenix will, at its own expense, remedy such material conflict including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


 SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.



REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution; all capital gains distributions of the Fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems Fund shares at their net asset value to the extent necessary to make payments under the Policy.


SUBSTITUTION OF INVESTMENTS

    Phoenix reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from, or substitutions for the investments held by the VUL Account. In the future, Phoenix may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. These portfolios will be established if, and when, in the sole discretion of Phoenix, marketing needs and investment conditions warrant, and will be made available under existing Policies to the extent and on a basis to be determined by Phoenix.

    If shares of any of the portfolios of the Fund should no longer be available for investment, or if in the judgment of Phoenix's management further investment in shares of any of the portfolios should become inappropriate in view of the objectives of the Policy, then Phoenix may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future, under the Policy. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the SEC and prior notice to the Policyowner. In the event of a substitution, the Policyowner will be given the option of transferring the Policy Value of the Subaccount in which the substitution is to occur to another Subaccount.


CHARGES AND DEDUCTIONS
-------------------------------------------------------------------------------
    Charges are deducted in connection with the Policy to compensate Phoenix for: (1) incurring expenses in distributing the Policy; (2) issuing the Policy;
(3) premium and federal taxes incurred on premiums received; (4) providing the insurance benefits set forth in the Policy; and (5) assuming certain risks in connection with the

Policy. The nature and amount of these charges are described more fully below.

    1.   MONTHLY DEDUCTION

    A charge is deducted monthly from the Policy Value under a Policy ("monthly deduction") to pay: the cost of insurance provided under the Policy, the cost of any rider benefits provided, any unpaid balance of the issue expense charge, and an administrative charge. This administrative charge is currently set at $5 per month but it is guaranteed not to exceed $10 per month. The monthly deduction is deducted on each Monthly Calculation Day. It is allocated among the Subaccounts of the VUL Account and the unloaned portion of the GIA based on the allocation schedule for monthly deductions specified by the applicant in the application for a Policy or as later changed by the Policyowner. In the event that the Policy's share in the value of the Subaccounts or the unloaned portion of the GIA is insufficient to permit the withdrawal of the full monthly deduction, the remainder will be taken on a proportionate basis from the Policy's share of each of the other Subaccounts and the unloaned portion of the GIA. The number of Units deducted will be determined by dividing the portion of the monthly deduction allocated to each Subaccount or to the unloaned portion of the GIA by the Unit value on the Monthly Calculation Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself may vary in amount from month to month.

    (A) ISSUE EXPENSE CHARGE. A cost-based issue administration charge is assessed on a pro rata basis in equal monthly installments over a 12-month period to compensate Phoenix for underwriting and start-up expenses in connection with issuing a Policy. For Multiple Life Policies, the issue expense charge is $150. For Single Life Policies, the issue expense charge is $1.50 per $1,000 of face amount, up to a maximum charge of $600. Phoenix may reduce or eliminate the issue expense charge for Policies issued under group or sponsored arrangements. Generally, administrative costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Policies are purchased and other factors. The amounts of any reductions will be considered on a case-by-case basis and will reflect the reduced administration costs expected as a result of sales to a particular group or sponsored arrangement.

    (B) COST OF INSURANCE. In order to calculate the cost of insurance charge, Phoenix multiplies the applicable cost of insurance rate by the difference between the death benefit selected (death benefit Option 1 if no selection is made) and the Policy Value. Generally, cost of insurance rates for Single Life Policies are based on the sex, issue age, duration and risk class; and for Multiple Life Policies the cost of insurance rates are based on the sex, Attained Age and risk class of the Insured(s). However, in certain states and for policies issued in conjunction with certain qualified plans, cost of insurance rates are not based on sex. The actual monthly cost of insurance rates are based on Phoenix's expectations of future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, with appropriate adjustment for the Insured's risk classification. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose Policies have been In Force for the same length of time. The risk class of an Insured may affect the cost of insurance rate. Phoenix currently places Insureds into a preferred or standard risk class or a risk class involving a higher mortality risk, depending upon the health of the Insured as determined by medical information that Phoenix requests. In an otherwise identical Policy, Insureds in the preferred or standard risk class will have a lower cost of insurance than those in the risk class with the higher mortality risk. The standard risk class also is divided into categories: smokers, nonsmokers and those who have never smoked. Non-smokers will generally incur a lower cost of insurance than similarly situated Insureds who smoke. A blended cost of insurance rate is applied under Multiple Life Policies.


    2.   PREMIUM TAXES
    Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, the taxes imposed by states on premiums range from 0.75% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount Phoenix considers necessary to pay all premium taxes imposed by such states and any subdivisions thereof, and Phoenix does not expect to derive a profit from this charge. Multiple Life Policies will be assessed at the tax rate charged by the state in which the Policy is issued and Single Life Policies will be assessed a charge equal to 2.25% of the premiums paid. These taxes are deducted from the Issue Premium, and from each subsequent premium payment.

    3.   FEDERAL TAX CHARGE
    On Single Life Policies, a charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to Phoenix of the federal income tax treatment of deferred acquisition costs.

    4.  MORTALITY AND EXPENSE RISK CHARGE
    Phoenix will deduct a daily charge from the VUL Account at an annual rate of 0.80% of the average daily net assets of the VUL Account to compensate for certain risks assumed in connection with the Policy. For Single Life Policies, a reduced annual rate of .25% will apply after the 15th Policy Year. This charge is not deducted from the GIA.

    The mortality risk assumed by Phoenix is that Insureds may live for a shorter time than projected because of inaccuracies in that projecting process and, accordingly, that an aggregate amount of death benefits greater than that projected will be payable. The expense risk assumed is that expenses incurred in issuing the Policies may exceed the limits on administrative charges set in the Policies. If the expenses do not increase to an amount in excess of the limits, or if the mortality projecting process proves to be accurate, Phoenix may profit from this charge. Phoenix also assumes risks with respect to other contingencies including the incidence of Policy loans, which may cause Phoenix to incur greater costs than anticipated when designing the Policies. To the extent Phoenix profits from this charge, it may use those profits for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    5.  INVESTMENT MANAGEMENT CHARGE

    As compensation for investment management services to the Funds, the Advisers are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each Series.

    These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.


    6.   OTHER CHARGES
    SURRENDER CHARGE

    During the first 10 Policy Years, there is a difference between the amount of Policy Value and the amount of Cash Surrender Value of the Policy. This difference is the surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges because they are paid only if the Policy is surrendered (or the face amount is reduced or the Policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

    During the first 10 Policy Years, the full surrender charge as described below will apply if the Policyowner either surrenders the Policy for its Cash Surrender Value or lets the Policy lapse. The applicable surrender charge in any Policy Month is the full surrender charge minus any surrender charges that have been previously paid. There is no surrender charge after the 10th Policy Year. During the first two Policy Years on Single Life Policies and during the first 10 Policy Years on Multiple Life Policies, the maximum surrender charge that a Policyowner could pay while he or she owns the Policy is equal to either A plus B (as defined below) or the amount shown in the Policy's Surrender Charge Schedule, whichever is less. After the first two Policy Years on Single Life Policies, the maximum surrender charge that a Policyowner could pay is based on the amount shown in the Policy's Surrender Charge Schedule.


    A (the contingent deferred sales charge) is equal to:


    1) 28.5% of all premiums paid (up to and including the amount stated in the Policy's Surrender Charge Schedule, which is calculated according to a formula contained in a SEC rule); plus


    2) 8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

    3)  7.5% of all premiums paid in excess of twice this amount.

    B (the contingent deferred issue charge) is equal to:

        $5 per $1,000 of initial face amount.


    As an example, the following illustrates the maximum surrender charge on a $100,000 Single Life Policy for a male age 35 who has never smoked, who has paid $3,000 in premium payments, and who surrenders the Policy in the 70th Policy Month. The Policy's Surrender Charge Schedule would show that the maximum surrender charge to be paid would be equal to either A plus B (shown below) or the amount shown in the chart in the Policy (also shown below), whichever is less:

    Example: If this Policyowner surrenders his Policy in the 70th Policy Month his surrender charge will be $1,186.78, as given in the table.


    Example: If this Policyowner surrenders his Policy in the first two years he may be eligible to receive a refund of a portion of the surrender charge, depending on the amount of premium paid, or in other words his surrender charge may be reduced. The surrender charge in the first 2 years would be equal to the lesser of the amount in the surrender charge table and the sum of the following:

    1)  28.5% of premiums paid up to $1,076.72, plus

    2) 8.5% of premiums paid in excess of $1,076.72 but not greater than $2,153.43, plus

    3)  7.5% of premiums paid in excess of $2,153.43, plus $500

    If this Policyowner surrendered his Policy in the 2nd year after paying $2,000 of premiums his surrender charge would be the lesser of $1,307.54 from the table, and $385.34, thus equaling $385.34. Thus, in this case, the Policyowner would pay less surrender charge if he surrenders his Policy in the first 2 Policy Years.

                             SURRENDER CHARGE TABLE
----------------------------------------------------------------

POLICY    SURRENDER   POLICY   SURRENDER    POLICY     SURRENDER
 MONTH     CHARGE     MONTH      CHARGE      MONTH      CHARGE

1-60      $1307.54      80       $1066.03     100       $727.09
  61      1295.46       81        1053.95     101        690.65
  62      1283.39       82        1041.88     102        654.22
  63      1271.31       83        1029.80     103        617.78
  64      1259.24       84        1017.73     104        581.35
  65      1247.16       85        1005.65     105        544.91
  66      1235.08       86         993.58     106        508.48
  67      1223.01       87         981.50     107        472.05
  68      1210.93       88         969.43     108        435.61
  69      1198.86       89         957.35     109        399.18
  70      1186.78       90         945.28     110        362.74
  71      1174.71       91         933.20     111        326.31
  72      1162.63       92         921.13     112        289.97
  73      1150.56       93         909.05     113        253.44
  74      1138.48       94         896.97     114        217.01
  75      1126.41       95         884.90     115        180.57
  76      1114.33       96         872.82     116        144.14
  77      1102.26       97         836.39     117        107.70
  78      1090.18       98         799.95     118         71.27
  79      1078.10       99         763.52     119         34.83
                                              120           .00

    Phoenix may reduce the surrender charge for Policies issued under group or sponsored arrangements. The amount of reduction will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangement.

    PARTIAL SURRENDER FEE

    A fee equal to the lesser of $25 or 2% of the amount withdrawn from the Policy is deducted from the Policy Value upon a partial surrender of the Policy to recover the actual costs of processing the partial surrender request. The assessment to each Subaccount or to the GIA will be made in the same manner as provided for the partial surrender amount paid. That is, that the Policy's share in the value of each Subaccount or the GIA will be reduced based on the allocation made at the time of the partial surrender. If no allocation request is made, the assessment to each Subaccount and to the GIA will be made in the same manner as provided for monthly deductions.


    PARTIAL SURRENDER CHARGE
    A charge as described below is deducted from the Policy Value upon a partial surrender of the Policy. The charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the Policy Value). This amount is assessed against the Subaccounts or the GIA in the same manner as provided for with respect to the partial surrender amount paid.

    A partial surrender charge also is deducted from Policy Value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in face amount divided by the face amount of the Policy prior to the decrease).

    TAXES

    Currently no charge is made to the VUL Account for federal income taxes that may be attributable to the VUL Account. Phoenix may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the VUL Account also may be made.


GENERAL PROVISIONS
-------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
    GENERAL

    Payment of any amount upon complete or partial surrender, Policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed: (i) for up to six months from the date of the request, for any transactions dependent upon the value of the GIA; (ii) whenever the NYSE is closed other than for customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or (iii) whenever an emergency exists, as determined by the Commission as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the VUL Account's net assets. Transfers also may be postponed under these circumstances.


    PAYMENT BY CHECK

    Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policyowner's bank.



THE CONTRACT
    The Policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the Policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the Policy.


SUICIDE

    If the Insured commits suicide within two years after the Policy's Date of Issue, Phoenix will pay only the Policy Value adjusted by the addition of any monthly deductions and other fees and charges made under the Policy and the subtraction of any Debt owed to Phoenix under the Policy.



INCONTESTABILITY
    Phoenix cannot contest this Policy or any attached rider after it has been In Force during the lifetime of the Insured for two years from the Policy Date.


CHANGE OF OWNER OR BENEFICIARY

    The Beneficiary, as named in the Policy application or subsequently changed, will receive the Policy benefits at the Insured's death. If the named Beneficiary dies before the Insured, the contingent Beneficiary, if named, becomes the Beneficiary. If no Beneficiary survives the Policyowner, the benefits payable at the Insured's death will be paid to the Policyowner's estate.


    As long as the Policy is In Force, the Policyowner and the Beneficiary may be changed by Written Request, satisfactory to Phoenix. A change in Beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when the notice is received by Phoenix. Phoenix will not, however, be liable for any payment made or action taken before receipt of the notice.


ASSIGNMENT
    The Policy may be assigned. Phoenix will not be bound by the assignment until a written copy has been received and will not be liable with respect to any payment made prior to receipt. Phoenix assumes no responsibility for determining whether an assignment is valid.


MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.


SURPLUS
    Policyowners may share in divisible surplus of Phoenix to the extent determined annually by the Phoenix Board of Directors. However, it is not currently anticipated that the Board will authorize these payments since Policyowners will be participating directly in investment results.

PAYMENT OF PROCEEDS
-------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS

    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at Unit values next computed after Phoenix receives the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected.

Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under a Policy covering multiple lives, the death proceeds will be paid upon the first death under the Policy. In addition, under certain conditions, in the event of the terminal illness of the Insured, an accelerated payment of up to 75% of the Policy's Death Benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.


    While the Insured is living, the Policyowner may elect a payment option for payment of the death proceeds to the Beneficiary. The Policyowner may revoke or change a prior election, unless such right has been waived. The Beneficiary may make or change an election prior to payment of the death proceeds, unless the Policyowner has made an election which does not permit such further election or changes by the Beneficiary.


    A written form satisfactory to Phoenix is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death proceeds that may be applied under any option is $1,000.


    If the Policy is assigned as collateral security, Phoenix will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.


PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a Policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as Phoenix may choose to make available in the future.


    OPTION  1--LUMP SUM.
    Payment in one lump sum.

    OPTION  2--LEFT TO EARN INTEREST.
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

    OPTION  3--PAYMENT FOR A SPECIFIC PERIOD.

    Equal income installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.


    OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN.
    Equal installments are paid until the later of: (A) The death of the payee;
(B) The end of the period certain. The first payment will be on the date of settlement. The period certain must be chosen at the time this option is elected. The periods certain that may be chosen are as follows: (A) Ten years;
(B) Twenty years; (C) Until the installments paid refund the amount applied under this option; and if the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option. If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, Phoenix will deem the longer period certain as having been elected. Any life annuity provided under Option 4 is calculated using an interest rate guaranteed to be no less than 3 3/8% per year, except that any life annuity providing a period certain of 20 years or more is calculated using an interest rate guaranteed to be no less than 3 1/4% per year.

    OPTION  5--LIFE ANNUITY.
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is calculated using an interest rate guaranteed to be no less than 3 1/2% per year.

    OPTION  6--PAYMENTS OF A SPECIFIED AMOUNT.

    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the principal sum remaining at a rate guaranteed to be at least equal 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.


    OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10 YEAR PERIOD CERTAIN.
    The first payment will be on the date of settlement. Equal income installments are paid until the latest of: (A) the end of the 10-year period certain; (B) the death of the Insured; (C) the death of the other named annuitant. The other annuitant must be named at the time this option is elected and cannot later be changed. The other annuitant must have an Attained Age of at least 40. Any joint survivorship annuity as may be provided under this option is calculated using an interest rate guaranteed to be no less than 3 3/8% per year.


    For additional information concerning the above payment options, see the Policy.

FEDERAL TAX CONSIDERATIONS
-------------------------------------------------------------------------------
INTRODUCTION

    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to the Policyowner or Beneficiary depends on Phoenix's tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. For complete information on federal and state tax considerations, a qualified tax adviser should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because the discussion herein is based upon Phoenix's understanding of federal income tax laws as they are currently interpreted, Phoenix cannot guarantee the tax status of any Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations by the Internal Revenue Service (the "IRS"). Phoenix reserves the right to make changes to the Policy in order to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

 PHOENIX'S TAX STATUS
    Phoenix is taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the VUL Account nor the GIA is a separate entity from Phoenix and their operations form a part of Phoenix.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to Phoenix. Due to Phoenix's tax status under current provisions of the Code, no charge currently will be made to the VUL Account for Phoenix's federal income taxes which may be attributable to the VUL Account. Phoenix reserves the right to make a deduction for taxes if the federal tax treatment of Phoenix is determined to be other than what Phoenix currently believes it to be, if changes are made affecting the tax treatment to Phoenix of variable life insurance contracts or if changes occur in Phoenix's tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.



POLICY BENEFITS

    DEATH BENEFIT PROCEEDS. The Policy, whether or not it is a modified endowment contract (see the discussion on modified endowment contracts below), should be treated as meeting the definition of a life insurance contract for federal income tax purposes, under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the Beneficiary under Code Section 101(a)(1). Also, the Policyowner should not be deemed to be in constructive receipt of the Cash Value, including increments thereon. See, however, the sections below on possible taxation of amounts received under the Policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefit Rider may be taxable as income in the year of receipt.


    Code Section 7702 imposes certain conditions with respect to premiums received under a Policy. Phoenix intends to monitor the premiums to assure compliance with such conditions. However, in the event that the premium limitation is exceeded during the year, Phoenix may return the excess premium, with interest, to the Policyowner within 60 days after the end of the Policy Year, and maintain the qualification of the Policy as life insurance for federal income tax purposes.


    FULL SURRENDER. Upon full surrender of a Policy for its Cash Value, the excess, if any, of the Cash Value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a Policy which is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

    PARTIAL SURRENDER. If the Policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction, the Policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Phoenix suggests you consult with your tax adviser in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

    LOANS. Phoenix believes that any loan received under a Policy will be treated as indebtedness of the Policyowner. If the Policy is a modified endowment contract, loans are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, Phoenix believes that no part of any loan under a Policy will constitute income to the Policyowner.

    The deductibility by the Policyowner of loan interest under a Policy may be limited under Code Section 264, depending on the circumstances. Any Policyowner intending to fund premium payments through borrowing should consult a tax adviser with respect to the tax consequences thereof. Under the "personal" interest limitation provisions of the Code, interest on Policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax adviser for further guidance.



BUSINESS-OWNED POLICIES
    If the Policy is owned by a business or a corporation, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned Policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

    GENERAL. Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of Cash Value over premiums paid). Policies are modified endowment contracts if they meet the definition of life insurance, but fail the 7-pay test. This test essentially provides that the cumulative premiums paid under the Policy at any time during the Policy's first seven years cannot exceed the sum of the net level premiums that would have been paid on or before that time had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, a modified endowment contract includes any life insurance contract that is received in exchange for a modified endowment contract. Premiums paid during a Policy Year that are returned by Phoenix (with interest) within 60 days after the end of the Policy Year will not cause the Policy to fail the 7-pay test.


    REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS. If there is a reduction in benefits during the first seven Policy Years, the premiums are redetermined for purposes of the 7-pay test as if the Policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven Policy Years.


    DISTRIBUTIONS AFFECTED. If a Policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the death benefit reduction takes effect and all subsequent Policy Years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the Policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

    PENALTY TAX. Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions: (i) made on or after the taxpayer attains age 59 1/2; (ii) which are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his Beneficiary.

    MATERIAL CHANGE RULES. Any determination of whether the Policy meets the 7-pay test will begin again any time the Policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions. First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven Policy Years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change. Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the Policy, this does not constitute a material change if (1) the cost-of-living determination period does not exceed the remaining premium payment period under the Policy, and (2) the cost-of-living increase is funded ratably over the remaining premium payment period of the Policy. A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the Policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the Policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.


    SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS. All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same Policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the Policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A qualified tax adviser should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.


LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a Policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to calculate permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the Policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. Phoenix intends to comply with the limitations in calculating the premium it is permitted to receive from the Policyowner.


QUALIFIED PLANS
    A Policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, a purchaser should not use the Policy in conjunction with a qualified plan until he has consulted a competent pension consultant or tax adviser.


DIVERSIFICATION STANDARDS

    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each Series of the Funds is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of a Series' assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Funds will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the Treasury. In this case, there is no limit on the investment that may be made in Treasury securities, and for purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts which must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, Phoenix reserves the right to modify the Policy, as necessary, to prevent the Policyowner from being considered the Owner of the assets of the VUL Account.


    Phoenix intends to comply with the Diversification Regulations to assure that the Policies continue to qualify as a life insurance contract for federal income tax purposes.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

    Changing the Policyowner or the Insured or an exchange or assignment of the Policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance Policy can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered Policy is subject to a Policy loan, this may be treated as the receipt of money on the exchange. Phoenix recommends that any person contemplating such actions seek the advice of a qualified tax consultant.



OTHER TAXES

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary. Phoenix does not make any representations or guarantees regarding the tax consequences of any Policy with respect to these types of taxes.


VOTING RIGHTS
------------------------------------------------------------------------------
THE FUNDS

    Phoenix will vote the Funds' shares held by the Subaccounts of the VUL Account at any regular and special meetings of shareholders of the Funds. To the extent required by law, such voting will be in accordance with instructions received from the Policyowner. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Phoenix determines that it is permitted to vote the Funds' shares at its own discretion, it may elect to do so.

    The number of votes that a Policyowner has the right to cast will be determined by applying the Policyowner's percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.


    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds shares which are not otherwise attributable to Policyowners, will be voted by Phoenix in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.


    Each Policyowner will receive proxy materials, reports and other materials relating to the Funds.

    Phoenix may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policies or the Investment Adviser of the Funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Phoenix determined that the change would have an adverse effect on the General Account because the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policyowners.



PHOENIX

    A Policyowner (or the payee entitled to payment under a payment option if a different person) will have the right to vote at annual meetings of all Phoenix Policyholders for the election of members of the Board of Directors of Phoenix and on other corporate matters, if any, where a Policyholder's vote is taken. At meetings of all of the Phoenix Policyholders, a Policyholder (or payee) may cast only one vote as the holder of a Policy, irrespective of Policy Value or the number of the Policies held.


THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX
-------------------------------------------------------------------------------

    Phoenix is managed by its Board of Directors, the members of which are elected by its Policyholders, including Owners of the Policies. See "Voting Rights."


    The following are the Directors and Executive Officers of Phoenix:

DIRECTORS                    PRINCIPAL OCCUPATION
---------                    --------------------

Sal H. Alfiero               Chairman and Chief Executive
                             Officer, Mark IV Industries, Inc.
                             Amherst, New York

J. Carter Bacot              Chairman and Chief Executive
                             Officer, The Bank of New York
                             New York, New York

Carol H. Baldi               President, Carol H. Baldi, Inc.
                             New York, New York

Peter C. Browning            President and Chief Operating
                             Officer, Sunoco Products Company
                             Hartsville, South Carolina

Arthur P. Byrne              Chairman, President and Chief
                             Executive Officer, The Wiremold
                             Company
                             West Hartford, Connecticut

Richard N. Cooper            Professor of International
                             Economics, Harvard University;
                             formerly Chairman, National
                             Intelligence Council, Central
                             Intelligence Agency
                             McLean, Virginia

Gordon J. Davis, Esq.        Partner, LeBoeuf, Lamb, Greene &
                             MacRae;formerly Partner, Lord,
                             Day & Lord, Barret Smith
                             New York, New York

Robert W. Fiondella          Chairman of the Board, President
                             and Chief Executive Officer,
                             Phoenix Home Life Mutual Insurance
                             Company
                             Hartford, Connecticut

Jerry J. Jasinowski          President, National Association of
                             Manufacturers
                             Washington, D.C.


John W. Johnstone            Chairman, President and Chief
                             Executive Officer, Olin
                             Corporation
                             Norwalk, Connecticut


Marilyn E. LaMarche          Limited Managing Director, Lazard
                             Freres & Company
                             New York, New York

Philip R. McLoughlin         Executive Vice President and Chief
                             Investment Officer, Phoenix Home
                             Life Mutual Insurance Company
                             Hartford, Connecticut

Indra K. Nooyi               Senior Vice President,
                             PepsiCo, Inc.
                             Purchase, New York

Charles J. Paydos            Executive Vice President, Phoenix
                             Home Life Mutual Insurance Company
                             Hartford, Connecticut

Robert F. Vizza              President and Chief Executive
                             Officer, St. Francis Hospital
                             Roslyn, New York

Robert G. Wilson             Chief Executive Officer,
                             CreditSource USA, Inc., Charlotte, North Carolina;
                             formerly Chairman and President, Ziani
                             International Capital, Inc., Miami, Florida, Vice
                             Chairman, Carter Kaplan & Company, Richmond,
                             Virginia and Chairman and Chief Executive Officer,
                             Ecologic Waste Services, Inc., Miami, Florida


EXECUTIVE OFFICERS           PRINCIPAL OCCUPATION
------------------           --------------------
Robert W. Fiondella          Chairman of the Board, President
                             and Chief Executive Officer


Richard H. Booth             Executive Vice President,
                             Strategic Development; formerly
                             President, Traveler's Insurance
                             Company

Carl T. Chadburn             Executive Vice President


Philip R. McLoughlin         Executive Vice President and Chief
                             Investment Officer

Charles J. Paydos            Executive Vice President

David W. Searfoss            Executive Vice President and Chief
                             Financial Officer

Dona D. Young                Executive Vice President,
                             Individual Insurance and General
                             Counsel


Kelly J. Carlson             Senior Vice President,
                             Distribution Planning


Robert G. Chipkin            Senior Vice President and
                             Corporate Actuary


Martin J. Gavin              Senior Vice President


Randall C. Giangiulio        Senior Vice President, Group Sales

Joan E. Herman               Senior Vice President

Edward P. Hourihan           Senior Vice President, Information
                             Systems


Joseph E. Kelleher           Senior Vice President,
                             Underwriting and Operations

Robert G. Lautensack, Jr.    Senior Vice President,
                             Individual Financial

Maura L. Melley              Senior Vice President, Public
                             Affairs

Scott C. Noble               Senior Vice President

Robert E. Primmer            Senior Vice President,
                             Individual Distribution


Frederick W. Sawyer, III     Senior Vice President


Richard C. Shaw              Senior Vice President

Simon Y. Tan                 Senior Vice President, Market and
                             Product Development

Anthony J. Zeppetella        Senior Vice President, Corporate
                             Portfolio Management
Walter H. Zultowski          Senior Vice President, Marketing
                             and Market Research; formerly
                             Senior Vice President, LIMRA
                             International,
                             Hartford, Connecticut

    The above positions reflect the last held position in the organization.


SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
-------------------------------------------------------------------------------
    The assets of the VUL Account are held by Phoenix. The assets of the VUL Account are kept physically segregated and held separate and apart from the General Account of Phoenix. Phoenix maintains records of all purchases and redemptions of shares of the Fund.


SALES OF POLICIES
-------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("W.S. Griffith"), a corporation formed under the laws of the state of New York on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix.
W. S. Griffith, an indirect subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the Policies. PEPCO is an indirect subsidiary of Phoenix Duff & Phelps ("PD&P"). Phoenix owns a majority interest in PD&P. Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell Policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments received by Phoenix under these Policies. Total sales commission of a maximum of 50% of premiums will be paid by Phoenix to PEPCO. To the extent that the sales charge under the Policies is less than the sales commissions paid with respect to the Policies, Phoenix will pay the shortfall from its General Account assets, which will include any profits it may derive under the Policies.



STATE REGULATION
-------------------------------------------------------------------------------
    Phoenix is subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which it may make, including investments for the VUL Account and the GIA. It does not include, however, any supervision over the investment policies of the VUL Account.

REPORTS
------------------------------------------------------------------------------

    All Policyowners will be furnished with those reports required by the 1940 Act and regulations promulgated thereunder, or under any other applicable law or regulation.


LEGAL PROCEEDINGS
-------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on the ability of Phoenix to meet its obligations under the Policies.

LEGAL MATTERS
-------------------------------------------------------------------------------

    The organization of Phoenix, its authority to issue variable life insurance Policies, and the validity of the Policy have been passed upon by Edwin L. Kerr, Counsel, Phoenix. Legal matters relating to the federal securities and income tax laws have been passed upon for Phoenix by Jorden Burt Boros Cicchetti Berenson & Johnson, LLP.


REGISTRATION STATEMENT
-------------------------------------------------------------------------------

    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") as amended, with respect to the securities offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is made for further information concerning the VUL Account, Phoenix and the Policy. Statements contained in this Prospectus as to the content of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


YEAR 2000 ISSUE
------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

    -    upgrading systems with compliant versions;

    -    developing or acquiring new systems to replace those that are obsolete;

    -    and remediating existing systems by converting code or hardware.

    Based on current assessments, Phoenix expects to have its computer systems compliant by the end of 1998, with testing to continue through 1999. In addition, Phoenix is examining the status of its third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.



FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

    The consolidated financial statements of Phoenix contained herein should be considered only as bearing upon Phoenix's ability to meet its obligations under the Policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of the VUL Account are for the Subaccounts available as of the period ended December 31, 1997.

PHOENIX HOME LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT

FINANCIAL STATEMENTS
DECEMBER 31, 1997

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                            Multi-Sector
                                                                     Money Market           Growth          Fixed Income
                                                                      Sub-Account        Sub-Account         Sub-Account
                                                                   ----------------   -----------------   ----------------
Assets
 Investments at cost ...........................................     $ 16,637,078       $ 223,382,611       $ 16,173,563
                                                                     ============       =============       ============
 Investment in The Phoenix Edge Series Fund, at market .........     $ 16,637,078       $ 236,855,460       $ 16,582,895
                                                                     ------------       -------------       ------------
  Total assets .................................................       16,637,078         236,855,460         16,582,895
Liabilities
 Accrued expenses to related party .............................            9,797             156,810             10,808
                                                                     ------------       -------------       ------------
Net assets .....................................................     $ 16,627,281       $ 236,698,650       $ 16,572,087
                                                                     ============       =============       ============
Accumulation units outstanding .................................       11,538,596          56,320,835          7,200,511
                                                                     ============       =============       ============
Unit value .....................................................     $   1.441014       $    4.202684       $   2.301515
                                                                     ============       =============       ============


                                                                       Strategic
                                                                      Allocation       International        Balanced
                                                                      Sub-Account       Sub-Account        Sub-Account
                                                                   ----------------   ---------------   ----------------
Assets
 Investments at cost ...........................................     $ 35,170,967      $ 38,821,949       $ 19,629,676
                                                                     ============      ============       ============
 Investment in The Phoenix Edge Series Fund, at market .........     $ 36,045,635      $ 43,146,110       $ 20,745,874
                                                                     ------------      ------------       ------------
  Total assets .................................................       36,045,635        43,146,110         20,745,874
Liabilities
 Accrued expenses to related party .............................           24,077            28,378             13,791
                                                                     ------------      ------------       ------------
Net assets .....................................................     $ 36,021,558      $ 43,117,732       $ 20,732,083
                                                                     ============      ============       ============
Accumulation units outstanding .................................       12,947,264        23,810,180         11,686,186
                                                                     ============      ============       ============
Unit value .....................................................     $   2.782175      $   1.810895       $   1.774067
                                                                     ============      ============       ============


                                                                                                             Aberdeen
                                                                     Real Estate      Strategic Theme        New Asia
                                                                     Sub-Account        Sub-Account        Sub-Account
                                                                   ---------------   -----------------   ---------------
Assets
 Investments at cost ...........................................     $ 3,703,960        $ 4,532,000        $ 1,559,523
                                                                     ===========        ===========        ===========
 Investment in The Phoenix Edge Series Fund, at market .........     $ 4,148,357        $ 4,473,952        $ 1,049,925
                                                                     -----------        -----------        -----------
  Total assets .................................................       4,148,357          4,473,952          1,049,925
Liabilities
 Accrued expenses to related party .............................           2,644              2,907                695
                                                                     -----------        -----------        -----------
Net assets .....................................................     $ 4,145,713        $ 4,471,045        $ 1,049,230
                                                                     ===========        ===========        ===========
Accumulation units outstanding .................................       2,623,760          3,845,161          1,565,906
                                                                     ===========        ===========        ===========
Unit value .....................................................     $  1.580065        $  1.162772        $  0.670046
                                                                     ===========        ===========        ===========


                                                                                          Wanger
                                                                       Enhanced       International       Wanger U.S.
                                                                        Index           Small Cap          Small Cap
                                                                     Sub-Account       Sub-Account        Sub-Account
                                                                   ---------------   ---------------   ----------------
Assets
 Investments at cost ...........................................     $ 1,911,997       $ 6,984,952       $ 14,388,061
                                                                     ===========       ===========       ============
 Investment in the Phoenix Edge Series Fund, at market .........     $ 1,952,250                --                 --
 Investment in Wanger Advisors Trust, at market ................              --       $ 6,538,176       $ 16,357,922
                                                                     -----------       -----------       ------------
  Total assets .................................................       1,952,250         6,538,176         16,357,922
Liabilities
 Accrued expenses to related party .............................           1,242             4,304             10,425
                                                                     -----------       -----------       ------------
Net assets .....................................................     $ 1,951,008       $ 6,533,872       $ 16,347,497
                                                                     ===========       ===========       ============
Accumulation units outstanding .................................       1,830,791         6,507,413         12,260,968
                                                                     ===========       ===========       ============
Unit value .....................................................     $  1.065664       $  1.004066       $   1.333296
                                                                     ===========       ===========       ============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                     Multi-Sector
                                                                  Money Market         Growth        Fixed Income
                                                                   Sub-Account      Sub-Account      Sub-Account
                                                                 --------------   ---------------   -------------
Investment income
 Distributions ...............................................      $787,128        $ 1,274,518      $1,024,853
Expenses
 Mortality and expense risk charges ..........................       124,354          1,639,929         110,127
                                                                    --------        -----------      ----------
Net investment income (loss) .................................       662,774           (365,411)        914,726
                                                                    --------        -----------      ----------
Net realized gain (loss) from share transactions .............            34            (13,683)          4,696
Net realized gain distribution from Fund .....................            --         36,351,738         401,988
Net unrealized appreciation on investment ....................            --            909,243          18,289
                                                                    --------        -----------      ----------
Net gain on investments ......................................            34         37,247,298         424,973
                                                                    --------        -----------      ----------
Net increase in net assets resulting from operations .........      $662,808        $36,881,887      $1,339,699
                                                                    ========        ===========      ==========


                                                                       Strategic
                                                                       Allocation     International      Balanced
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                     -------------   ---------------   ------------
Investment income
 Distributions ...................................................    $  681,837       $  526,957       $  561,561
Expenses
 Mortality and expense risk charges ..............................       249,583          315,851          145,865
                                                                      ----------       ----------       ----------
Net investment income ............................................       432,254          211,106          415,696
                                                                      ----------       ----------       ----------
Net realized gain (loss) from share transactions .................        16,230          (38,944)           7,612
Net realized gain distribution from Fund .........................     4,395,531        4,047,584        2,259,915
Net unrealized appreciation (depreciation) on investment .........       604,211         (307,551)         120,786
                                                                      ----------       ----------       ----------
Net gain on investments ..........................................     5,015,972        3,701,089        2,388,313
                                                                      ----------       ----------       ----------
Net increase in net assets resulting from operations .............    $5,448,226       $3,912,195       $2,804,009
                                                                      ==========       ==========       ==========


                                                                                                                   Aberdeen
                                                                             Real Estate     Strategic Theme       New Asia
                                                                             Sub-Account       Sub-Account        Sub-Account
                                                                            -------------   -----------------   --------------
Investment income
 Distributions ..........................................................      $ 91,995         $  13,601         $   46,168
Expenses
 Mortality and expense risk charges .....................................        20,395            26,037             11,151
                                                                               --------         ---------         ----------
Net investment income (loss) ............................................        71,600           (12,436)            35,017
                                                                               --------         ---------         ----------
Net realized gain (loss) from share transactions ........................           438             2,000            (13,900)
Net realized gain distribution from Fund ................................       136,883           515,108                791
Net unrealized appreciation (depreciation) on investment ................       332,563           (66,310)          (502,645)
                                                                               --------         ---------         ----------
Net gain (loss) on investments ..........................................       469,884           450,798           (515,754)
                                                                               --------         ---------         ----------
Net increase (decrease) in net assets resulting from operations .........      $541,484         $ 438,362         $ (480,737)
                                                                               ========         =========         ==========


                                                                                                  Wanger           Wanger
                                                                               Enhanced         International        U.S.
                                                                                 Index            Small Cap       Small Cap
                                                                             Sub-Account(1)     Sub-Account       Sub-Account
                                                                            --------------     --------          ----------
Investment income
 Distributions ..........................................................   $        9,326     $  68,447         $  103,408
Expenses
 Mortality and expense risk charges .....................................            3,926        35,993             67,198
                                                                            --------------     ---------         ----------
Net investment income ...................................................            5,400        32,454             36,210
                                                                            --------------     ---------         ----------
Net realized loss from share transactions ...............................             (334)       (3,142)           (13,408)
Net realized gain distribution from Fund ................................            8,778            --                 --
Net unrealized appreciation (depreciation) on investment ................           40,253      (450,637)         1,960,796
                                                                            --------------     ---------         ----------
Net gain (loss) on investments ..........................................           48,697      (453,779)         1,947,388
                                                                            --------------     ---------         ----------
Net increase (decrease) in net assets resulting from operations .........   $       54,097     $(421,325)        $1,983,598
                                                                            ==============     =========         ==========
(1) From inception July 18, 1997 to December 31, 1997



                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                               Multi-Sector
                                                                             Money Market        Growth        Fixed Income
                                                                              Sub-Account      Sub-Account     Sub-Account
                                                                           ---------------- ---------------- ---------------
From operations
 Net investment income (loss) ............................................  $     662,774    $    (365,411)   $    914,726
 Net realized gain .......................................................             34       36,338,055         406,684
 Net unrealized appreciation .............................................             --          909,243          18,289
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from operations ....................        662,808       36,881,887       1,339,699
                                                                            -------------    -------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................     29,753,469       51,373,829       3,839,754
 Participant transfers ...................................................    (24,739,794)         461,474       1,758,903
 Participant withdrawals .................................................     (4,583,895)     (24,768,747)     (1,594,349)
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from participant transactions ......        429,780       27,066,556       4,004,308
                                                                            -------------    -------------    ------------
 Net increase in net assets ..............................................      1,092,588       63,948,443       5,344,007
Net assets
 Beginning of period .....................................................     15,534,693      172,750,207      11,228,080
                                                                            -------------    -------------    ------------
 End of period ...........................................................  $  16,627,281    $ 236,698,650    $ 16,572,087
                                                                            =============    =============    ============


                                                                                Strategic
                                                                                Allocation      International        Balanced
                                                                               Sub-Account       Sub-Account       Sub-Account
                                                                             ---------------   ---------------   ---------------
From operations
 Net investment income ...................................................    $    432,254      $    211,106      $    415,696
 Net realized gain .......................................................       4,411,761         4,008,640         2,267,527
 Net unrealized appreciation (depreciation) ..............................         604,211          (307,551)          120,786
                                                                              ------------      ------------      ------------
 Net increase in net assets resulting from operations ....................       5,448,226         3,912,195         2,804,009
                                                                              ------------      ------------      ------------
From accumulation unit transactions
 Participant deposits ....................................................       6,156,264         9,403,556         3,516,448
 Participant transfers ...................................................       1,805,561           284,097           397,233
 Participant withdrawals .................................................      (3,655,616)       (4,537,485)       (2,204,100)
                                                                              ------------      ------------      ------------
 Net increase in net assets resulting from participant transactions ......       4,306,209         5,150,168         1,709,581
                                                                              ------------      ------------      ------------
 Net increase in net assets ..............................................       9,754,435         9,062,363         4,513,590
Net assets
 Beginning of period .....................................................      26,267,123        34,055,369        16,218,493
                                                                              ------------      ------------      ------------
 End of period ...........................................................    $ 36,021,558      $ 43,117,732      $ 20,732,083
                                                                              ============      ============      ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                                                                    Aberdeen
                                                                              Real Estate     Strategic Theme       New Asia
                                                                              Sub-Account       Sub-Account        Sub-Account
                                                                             -------------   -----------------   --------------
From operations
 Net investment income (loss) ............................................    $   71,600        $  (12,436)        $   35,017
 Net realized gain (loss) ................................................       137,321           517,108            (13,109)
 Net unrealized appreciation (depreciation) ..............................       332,563           (66,310)          (502,645)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets resulting from operations .........       541,484           438,362           (480,737)
                                                                              ----------        ----------         ----------
From accumulation unit transactions
 Participant deposits ....................................................     1,089,983         1,476,759            522,055
 Participant transfers ...................................................     1,984,226         1,197,938           (774,160)
 Participant withdrawals .................................................      (357,873)         (447,958)          (159,479)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets resulting from participant
  transactions ...........................................................     2,716,336         2,226,739           (411,584)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets ...................................     3,257,820         2,665,101           (892,321)
Net assets
 Beginning of period .....................................................       887,893         1,805,944          1,941,551
                                                                              ----------        ----------         ----------
 End of period ...........................................................    $4,145,713        $4,471,045         $1,049,230
                                                                              ==========        ==========         ==========


                                                                                                     Wanger
                                                                                 Enhanced        International      Wanger U.S.
                                                                                   Index           Small Cap         Small Cap
                                                                              Sub-Account(1)      Sub-Account       Sub-Account
                                                                             ----------------   ---------------   --------------
From operations
 Net investment income ...................................................      $    5,400        $   32,454       $     36,210
 Net realized gain (loss) ................................................           8,444            (3,142)           (13,408)
 Net unrealized appreciation (depreciation) ..............................          40,253          (450,637)         1,960,796
                                                                                ----------        ----------       ------------
 Net increase (decrease) in net assets resulting from operations .........          54,097          (421,325)         1,983,598
                                                                                ----------        ----------       ------------
From accumulation unit transactions
 Participant deposits ....................................................         334,421         2,372,417          3,760,805
 Participant transfers ...................................................       1,632,282         4,882,238         11,222,509
 Participant withdrawals .................................................         (69,792)         (595,864)        (1,086,412)
                                                                                ----------        ----------       ------------
 Net increase in net assets resulting from participant transactions ......       1,896,911         6,658,791         13,896,902
                                                                                ----------        ----------       ------------
 Net increase in net assets ..............................................       1,951,008         6,237,466         15,880,500
Net assets
 Beginning of period .....................................................              --           296,406            466,997
                                                                                ----------        ----------       ------------
 End of period ...........................................................      $1,951,008        $6,533,872       $ 16,347,497
                                                                                ==========        ==========       ============
(1) From inception July 18, 1997 to December 31, 1997



                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                                                                               Multi-Sector
                                                                             Money Market        Growth        Fixed Income
                                                                              Sub-Account      Sub-Account     Sub-Account
                                                                           ---------------- ---------------- ---------------
From operations
 Net investment income ...................................................  $     548,378    $     281,274    $    593,496
 Net realized gain .......................................................             --       11,420,506         326,876
 Net unrealized appreciation .............................................             --        4,791,630          43,393
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from operations ....................        548,378       16,493,410         963,765
                                                                            -------------    -------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................     26,004,635       47,202,324       2,811,259
 Participant transfers ...................................................    (21,268,222)      10,438,285       1,823,625
 Participant withdrawals .................................................     (3,701,639)     (19,333,192)     (1,071,344)
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from participant transactions ......      1,034,774       38,307,417       3,563,540
                                                                            -------------    -------------    ------------
 Net increase in net assets ..............................................      1,583,152       54,800,827       4,527,305
Net assets
 Beginning of period .....................................................     13,951,541      117,949,380       6,700,775
                                                                            -------------    -------------    ------------
 End of period ...........................................................  $  15,534,693    $ 172,750,207    $ 11,228,080
                                                                            =============    =============    ============


                                                                            Strategic Allocation   International      Balanced
                                                                                 Sub-Account        Sub-Account     Sub-Account
                                                                           ---------------------- --------------- ---------------
From operations
 Net investment income ...................................................      $    324,553       $    245,322    $    296,076
 Net realized gain .......................................................         1,622,713            747,494       1,394,172
 Net unrealized appreciation (depreciation) ..............................           (91,227)         3,401,467        (304,864)
                                                                                ------------       ------------    ------------
 Net increase in net assets resulting from operations ....................         1,856,039          4,394,283       1,385,384
                                                                                ------------       ------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................         6,031,095          8,480,853       3,636,746
 Participant transfers ...................................................         1,002,380          3,847,285        (651,439)
 Participant withdrawals .................................................        (2,871,670)        (3,414,225)     (1,868,673)
                                                                                ------------       ------------    ------------
 Net increase in net assets resulting from participant transactions ......         4,161,805          8,913,913       1,116,634
                                                                                ------------       ------------    ------------
 Net increase in net assets ..............................................         6,017,844         13,308,196       2,502,018
Net assets
 Beginning of period .....................................................        20,249,279         20,747,173      13,716,475
                                                                                ------------       ------------    ------------
 End of period ...........................................................      $ 26,267,123       $ 34,055,369    $ 16,218,493
                                                                                ============       ============    ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)


                                                                                                                  Aberdeen
                                                                              Real Estate    Strategic Theme      New Asia
                                                                            Sub-Account(1)    Sub-Account(1)   Sub-Account(2)
                                                                           ---------------- ----------------- ---------------
From operations
 Net investment income ...................................................    $   8,506        $      910       $    7,082
 Net realized gain .......................................................       22,646             1,002              919
 Net unrealized appreciation (depreciation) ..............................      111,837             8,263           (6,953)
                                                                              ---------        ----------       ----------
 Net increase in net assets resulting from operations ....................      142,989            10,175            1,048
                                                                              ---------        ----------       ----------
From accumulation unit transactions
 Participant deposits ....................................................      114,179           507,159          137,347
 Participant transfers ...................................................      648,017         1,412,288        1,825,934
 Participant withdrawals .................................................      (17,292)         (123,678)         (22,778)
                                                                              ---------        ----------       ----------
 Net increase in net assets resulting from participant transactions ......      744,904         1,795,769        1,940,503
                                                                              ---------        ----------       ----------
 Net increase in net assets ..............................................      887,893         1,805,944        1,941,551
Net assets
 Beginning of period .....................................................           --                --               --
                                                                              ---------        ----------       ----------
 End of period ...........................................................    $ 887,893        $1,805,944       $1,941,551
                                                                              =========        ==========       ==========


                                                                                  Wanger
                                                                               International       Wanger U.S.
                                                                                 Small Cap          Small Cap
                                                                              Sub-Account(3)     Sub-Account(3)
                                                                             ----------------   ----------------
From operations
 Net investment loss .....................................................       $    (30)          $    (65)
 Net realized gain .......................................................             --                 29
 Net unrealized appreciation .............................................          3,861              9,066
                                                                                 --------           --------
 Net increase in net assets resulting from operations ....................          3,831              9,030
                                                                                 --------           --------
From accumulation unit transactions
 Participant deposits ....................................................          8,061             11,399
 Participant transfers ...................................................        284,998            447,242
 Participant withdrawals .................................................           (484)              (674)
                                                                                 --------           --------
 Net increase in net assets resulting from participant transactions ......        292,575            457,967
                                                                                 --------           --------
 Net increase in net assets ..............................................        296,406            466,997
Net assets
 Beginning of period .....................................................             --                 --
                                                                                 --------           --------
 End of period ...........................................................       $296,406           $466,997
                                                                                 ========           ========
(1) From inception May 1, 1996 to December 31, 1996
(2) From inception September 18, 1996 to December 31, 1996
(3) From inception December 18, 1996 to December 31, 1996


                       See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
     Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and currently consists of twelve Sub-Accounts, that invest in a corresponding series of The Phoenix Edge Series Fund, or Wanger Advisors Trust (the "Funds").

     Each series has distinct investment objectives. The Money Market Series is a short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in internationally diversified equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S & P
500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. Policyowners may also direct the allocation of their investments between the account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                                    Purchases          Sales
-----------------------------------------   --------------   --------------
The Phoenix Edge Series Fund:
 Money Market ...........................    $24,741,678      $23,649,364
 Growth .................................     74,873,217       11,780,750
 Multi-Sector Fixed Income ..............      7,751,739        2,427,026
 Strategic Allocation ...................     11,873,632        2,733,352
 International ..........................     14,334,763        4,919,601
 Balanced ...............................      6,251,920        1,863,892
 Real Estate ............................      3,551,387          624,453
 Strategic Theme ........................      3,086,981          355,827
 Aberdeen New Asia ......................      1,164,685        1,541,033
 Enhanced Index .........................      1,996,553           84,221
Wanger Advisors Trust:
 Wanger International Small Cap .........      7,495,468          799,948
 Wanger U.S. Small Cap ..................     14,506,011          562,538

Note 4--Participant Accumulation Unit Transactions (in units)


                                                                             Sub-Account
                                        --------------------------------------------------------------------------------------------
                                            Money                         Multi-Sector     Strategic
                                            Market             Growth     Fixed Income     Allocation   International    Balanced
                                        --------------      ------------ --------------  -------------- -------------- -------------
Flex Edge and Flex Edge Success:
Units outstanding, beginning of period .    10,724,432       47,488,023    5,233,038       10,993,304    20,012,736      10,200,782
Participant deposits ...................    19,441,883       12,224,278    1,660,100        2,243,760     4,956,751       1,966,680
Participant transfers ..................   (16,331,954)        (111,168)     768,740          631,459        76,649         208,481
Participant withdrawals ................    (2,946,179)      (5,804,421)    (692,262)      (1,315,119)   (2,354,334)     (1,223,284)
                                         -------------       ----------    ---------       ----------   -----------      -----------
Units outstanding, end of period .......    10,888,182       53,796,712    6,969,616       12,553,404   22,691,802       11,152,659
                                         =============       ==========    =========       ==========   ===========      ===========

                                                                                                            Wanger
                                                             Strategic      Aberdeen       Enhanced      International   Wanger U.S.
                                          Real  Estate         Theme        New Asia         Index         Small Cap      Small Cap
                                         ----------------    ----------   -------------- -------------  ---------------- -----------
Units outstanding, beginning of period .     661,261          1,662,135    1,908,225               --      276,887          432,094
Participant deposits ...................     694,118          1,168,665      544,018          279,879    2,032,782        2,821,067
Participant transfers ..................   1,369,217          1,023,653     (839,908)       1,587,831    4,347,440        9,260,836
Participant withdrawals ................    (222,186)          (329,249)    (153,781)         (67,917)    (501,136)        (756,874)
                                         -------------       ----------   ----------    -------------   -----------      -----------
Units outstanding, end of period .......   2,502,410          3,525,204    1,458,554        1,799,793    6,155,973       11,757,123
                                         =============       ==========   ==========    =============   ===========      ===========




               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS



                                                  Money                     Multi-Sector     Strategic
                                                  Market         Growth     Fixed Income     Allocation  International   Balanced
                                             --------------- ------------- --------------  ------------- -------------- -----------
Joint Edge:
Units outstanding, beginning of period .....      524,887      1,887,862      145,848         315,311       891,214       495,615
Participant deposits .......................    1,559,669        951,327       71,988         125,380       375,497       130,272
Participant transfers ......................   (1,247,797)       168,606       53,880          27,451        65,833        (9,439)
Participant withdrawals ....................     (186,345)      (483,672)     (40,821)        (74,282)     (214,166)      (82,921)
                                             --------------    ---------     --------         -------     -----------     --------
Units outstanding, end of period ...........      650,414      2,524,123      230,895         393,860     1,118,378       533,527
                                             ==============    =========     ========         =======     ===========     ========

                                                                                                             Wanger
                                                              Strategic      Aberdeen       Enhanced      International   Wanger U.S
                                               Real Estate      Theme        New Asia         Index         Small Cap      Small Cap
                                             ---------------  ---------    --------------   ----------   ---------------- ----------
Units outstanding, beginning of period .....     19,197          143,329      34,915               --       11,716         17,668
Participant deposits .......................     63,663          168,852      54,008           20,878      152,815        212,241
Participant transfers ......................     58,532           80,865      34,503           12,228      227,435        330,381
Participant withdrawals ....................    (20,042)         (73,089)    (16,074)          (2,108)     (40,526)       (56,445)
                                             --------------    ---------     --------      ----------    ------------     --------
Units outstanding, end of period ...........    121,350          319,957     107,352           30,998      351,440        503,845
                                             ==============    =========     ========      ==========    ============     ========



Note 5--Policy Loans

     Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of a policy's cash value with an interest rate set in accordance with the contract due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.


Note 6--Investment Advisory Fees and Related Party Transactions

     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.


     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-Accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $24,715,463 during the year ended December 31, 1997.


     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.


     Phoenix Equity Planning Corporation is the principal underwriter and distributor of the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.


     Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).


     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.


Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.


     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


[Price Waterhouse LLP logotype]                                           [LOGO]



To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP



Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081


Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109


State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------



Report of Independent Accountants ............................................38

Consolidated Balance Sheet at December 31, 1997 and 1996 .....................39

Consolidated Statement of Income and Equity for the Years Ended
  December 31, 1997, 1996 and 1995 ...........................................40

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1997, 1996 and 1995 ............................................41

Notes to Consolidated Financial Statements ................................42-68

                              One Financial Plaza         Telephone 860 240 2000
                              Hartford, CT 06103


[LOGO] PRICE WATERHOUSE LLP                               [LOGO]





                        REPORT OF INDEPENDENT ACCOUNTANTS


February 11, 1998

To the Board of Directors
 and Policyholders of
 Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                            DECEMBER 31,
                                                                                    1997                1996
                                                                                           (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                         $         1,554,905  $        1,555,685
Available-for-sale debt securities, at fair value                                     5,659,061           4,895,393
Equity securities, at fair value                                                        373,388             235,351
Mortgage loans                                                                          927,501             947,076
Real estate                                                                             321,757             410,945
Policy loans                                                                          1,986,728           1,667,784
Other invested assets                                                                   262,675             218,119
Short-term investments                                                                1,078,276             164,967
                                                                              ------------------   -----------------
Total investments                                                                    12,164,291          10,095,320

Cash and cash equivalents                                                               159,307             172,895
Accrued investment income                                                               149,566             135,475
Deferred policy acquisition costs                                                     1,038,407             926,274
Premiums, accounts and notes receivable                                                  99,468              79,354
Reinsurance recoverables                                                                 66,649              46,251
Property and equipment, net                                                             156,190             137,231
Goodwill and other intangible assets, net                                               541,499             313,507
Other assets                                                                             61,087             134,589
Separate account assets                                                               4,082,255           3,412,152
                                                                              ------------------   -----------------
Total assets                                                                $        18,518,719  $       15,453,048
                                                                              ==================   =================

LIABILITIES
Policy liabilities and accruals                                             $        11,334,014  $        9,462,039
Securities sold subject to repurchase agreements                                        137,473
Other indebtedness                                                                      471,085             490,430
Deferred income taxes                                                                   143,821              61,934
Other liabilities                                                                       585,467             499,940
Separate account liabilities                                                          4,082,255           3,412,152
                                                                              ------------------   -----------------
Total liabilities                                                                    16,754,115          13,926,495

Contingent liabilities (Note 17)

MINORITY INTEREST IN NET ASSETS OF CONSOLIDATED SUBSIDIARIES                            136,514             129,084

POLICYHOLDERS' EQUITY                                                                 1,628,090           1,397,469
                                                                              ------------------   -----------------
Total liabilities and policyholders' equity                                 $        18,518,719  $       15,453,048
                                                                              ==================   =================


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                  1997               1996              1995
                                                                                                (IN THOUSANDS)
REVENUES
Premiums                                                             $       1,640,606  $       1,518,822  $      1,456,875
Insurance and investment product fees                                          468,030            421,058           324,459
Net investment income                                                          736,874            689,890           662,468
Net realized investment gains                                                  142,770             95,265            74,738
                                                                       ---------------    ---------------    --------------
 Total revenues                                                              2,988,280          2,725,035         2,518,540
                                                                       ---------------    ---------------    --------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims, losses and loss
 adjustment expenses                                                         1,633,633          1,529,573         1,471,030
Policyholder dividends                                                         343,725            311,739           289,469
Policy acquisition expenses                                                    248,726            242,363           221,339
Other operating expenses                                                       531,597            452,399           419,231
                                                                       ---------------    ---------------    --------------
  Total benefits, losses and expenses                                        2,757,681          2,536,074         2,401,069
                                                                       ---------------    ---------------    --------------

OPERATING INCOME                                                               230,599            188,961           117,471

NON-OPERATING INCOME
Gain on merger transactions                                                                                          40,580
                                                                       ---------------    ---------------    --------------

INCOME BEFORE INCOME TAXES AND MINORITY INTEREST                               230,599            188,961           158,051

Income taxes                                                                    57,069             79,331            43,352
                                                                       ---------------    ---------------    --------------

INCOME BEFORE MINORITY INTEREST                                                173,530            109,630           114,699

Minority interest in net income of consolidated subsidiaries                     8,882              8,902               950
                                                                       ---------------    ---------------    --------------

NET INCOME                                                                     164,648            100,728           113,749
Change in net unrealized investment gains, net of income taxes                  65,973             15,154            99,518
                                                                       ---------------    ---------------    --------------

INCREASE IN POLICYHOLDERS' EQUITY                                              230,621            115,882           213,267
POLICYHOLDERS' EQUITY, BEGINNING OF YEAR                                     1,397,469          1,281,587         1,068,320
                                                                       ---------------    ---------------    --------------

POLICYHOLDERS' EQUITY, END OF YEAR                                   $       1,628,090 $        1,397,469 $       1,281,587
                                                                       ===============    ===============    ==============




        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         1997                 1996                1995
                                                                                         (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                      $        164,648 $             100,728  $         113,749

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY OPERATIONS
  Net realized investment gains                                           (142,770)              (95,265)           (74,738)
  Net gain on mergers                                                                                               (40,580)
  Amortization and depreciation                                             90,565                64,870             58,912
  Deferred income taxes (benefit)                                            2,555                14,774            (16,236)
  (Increase) decrease in receivables                                       (49,172)                5,955            (30,130)
  Increase in deferred policy acquisition costs                            (48,860)              (61,985)           (26,370)
  Increase in policy liabilities and accruals                              512,476               559,724            537,919
  Increase (decrease) in other assets/other liabilities, net                44,269               (66,337)            95,880
  Other, net                                                                 5,832                  (652)             4,203
                                                                     --------------     -----------------     --------------
    Net cash provided by operating activities                              579,543               521,812            622,609
                                                                     --------------     -----------------     --------------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from maturities or repayments of
     available-for-sale debt securities                                  1,187,943             1,348,809          1,145,146
  Proceeds from maturities or repayments of
     held-to-maturity debt securities                                      217,302               118,596            143,773
  Proceeds from disposals of equity securities                              51,373               382,359            329,104
  Proceeds from mortgage loan maturities or repayments                     164,213               151,760            186,172
  Proceeds from sale of other invested assets                              218,874               127,440            148,546
  Purchase of available-for-sale debt securities                        (1,689,479)           (1,909,086)        (1,614,387)
  Purchase of held-to-maturity debt securities                            (225,722)             (385,321)          (247,354)
  Purchase of equity securities                                            (88,573)             (215,104)          (282,488)
  Purchase of subsidiaries                                                (246,400)
  Purchase of mortgage loans                                              (140,831)             (200,683)           (93,097)
  Purchase of other invested assets                                        (90,593)             (157,077)           (73,482)
  Change in short term investments, net                                     58,384               110,503           (166,445)
  Increase in policy loans                                                 (59,699)              (49,912)           (32,387)
  Capital expenditures                                                     (41,504)               (3,543)           (18,449)
  Other investing activities, net                                           (1,750)               (5,898)           (12,704)
                                                                     --------------     -----------------     --------------
    Net cash used for investing activities                                (686,462)             (687,157)          (588,052)
                                                                     --------------     -----------------     --------------

CASH FLOW FROM FINANCING ACTIVITIES
  Withdrawals of contractholder deposit funds,
     net of deposits and interest credited                                 (17,902)               (6,301)          (154,100)
  Proceeds from securities sold subject to
     repurchase agreements                                                 137,472
  Proceeds from borrowings                                                 215,359               226,082            177,922
  Repayment of borrowings                                                 (234,703)               (2,400)           (12,726)
  Dividends paid to minority shareholders                                   (6,895)               (6,245)           (31,215)
                                                                     --------------     -----------------     --------------
    Net cash provided by (used for) financing activities                    93,331               211,136            (20,119)
                                                                     --------------     -----------------     --------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                    (13,588)               45,791             14,438

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                               172,895               127,104            112,666
                                                                     --------------     -----------------     --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                            $        159,307  $            172,895  $         127,104
                                                                     ==============     =================     ==============

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid, net                                        $         76,167  $             76,157  $          33,399
    Interest paid on indebtedness                                 $         32,300  $             19,214  $           8,100



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Home Life Mutual Insurance Company (Phoenix) and its subsidiaries market a wide range of insurance and investment products and services including individual participating life insurance, variable life insurance, group life and health insurance, life and health reinsurance, annuities, investment advisory and mutual fund distribution services, insurance agency and brokerage operations, primarily based in the United States. These products and services are distributed among seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. See Note 10 for segment information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

     The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has at least a 20% interest or those where Phoenix has significant influence are reported on the equity basis.

     These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant intercompany accounts and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 amounts to conform with the 1997 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, asset-backed securities including collateralized mortgage obligations and redeemable preferred stocks. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in policyholders' equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Equity securities are reported at fair value based principally on their quoted market prices with unrealized gains or losses included in policyholders' equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

     Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Other invested assets (primarily partnership interests) are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value.

     Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a separate component of policyholders' equity, net of deferred income taxes and deferred policy acquisition costs.

     FINANCIAL INSTRUMENTS

     In the normal course of business, Phoenix enters into transactions involving various types of financial instruments, including debt, investments such as debt securities, mortgage loans and equity securities, and off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, and interest rate swaps. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For individual participating life insurance business, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

     For universal life, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over the estimated lives of such assets. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

     Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDERS' DIVIDENDS

     Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary of each policy. Phoenix also establishes a liability for termination dividends.

     INCOME TAXES

     Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for the years ended December 31, 1997, 1996 and 1995. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

     As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

3.   SIGNIFICANT TRANSACTIONS

     CONFEDERATION LIFE

     On December 31, 1997, Phoenix acquired the individual life and single-premium deferred annuity business of the former Confederation Life Insurance Company. Confederation Life, a Canadian mutual life insurer, was placed in liquidation during August of 1994. The blocks of business acquired were part of Confederation Life's U.S. branch operations and were covered under the rehabilitation plan approved by a Michigan circuit court. Approximately 40,000 policies with annualized premium of $122.8 million were included in the acquisition under an assumption reinsurance contract. Pursuant to initiation of the contract and the closing on December 31, 1997, Phoenix recorded all balances reinsured using the purchase accounting method. The value of reserves and liabilities acquired totaled $1.4 billion and exceeded the assets received, principally cash and short-term investments. The difference of $141.3 million was recorded as deferred acquisition costs.

     PHOENIX DUFF & PHELPS CORPORATION

     On September 3, 1997, Phoenix Duff & Phelps acquired Pasadena Capital Corporation, the parent company of Roger Engemann & Associates, Inc. Pasadena Capital manages $6.3 billion in assets, primarily individual accounts.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     On July 17, 1997, Phoenix Duff & Phelps acquired a majority interest in GMG/Seneca Capital Management LLC, renamed Seneca Capital Management. Seneca Capital Management manages $4.2 billion in assets.

     Effective January 1, 1995, the money management businesses of Phoenix were completely transferred to Phoenix Securities Group, Inc. an indirect wholly-owned subsidiary. Phoenix Securities Group entered into contracts to manage the investments of the general and separate accounts of Phoenix. On November 1, 1995, Phoenix, through its subsidiary, PM Holdings, Inc., merged Phoenix Securities Group into Duff & Phelps Corporation, forming Phoenix Duff & Phelps Corporation. The transaction was accounted for as a reverse merger with the purchase accounting method applied to Duff & Phelps' assets and liabilities. The purchase price was $190.7 million and Phoenix Duff & Phelps recorded $93.1 million of goodwill, which is being amortized over forty years using the straight-line method. PM Holdings owns approximately 60% of the outstanding Phoenix Duff & Phelps common stock. In addition, PM Holdings owns 45% of Phoenix Duff & Phelps' series A convertible exchangeable preferred stock. PM Holdings recognized a non-operating, non-cash, tax free gain on this transaction of $36.9 million resulting from the realization of the appreciation of the stock exchanged which is included in the gain on merger transactions in the Consolidated Statement of Income and Equity.

     SURPLUS NOTES

     On November 25, 1996, Phoenix issued $175 million of surplus notes with a 6.95% interest rate scheduled to mature on December 1, 2006. There are no sinking fund provisions in the notes. The notes are classified as debt in the Consolidated Balance Sheet.

     The notes were issued in accordance with Section 1307 of the New York Insurance Law and, accordingly, interest and principal payments cannot be made without the approval of the New York Insurance Department.

     The notes were issued pursuant to Rule 144A under the Securities Act of 1933 underwritten by Bear, Stearns & Co. Inc., Chase Securities Inc. and Merrill Lynch & Co. and are administered by Bank of New York as registrar/paying agent.

     ABERDEEN ASSET MANAGEMENT PLC

     On March 25, 1996, Phoenix purchased common shares of Aberdeen Asset Management PLC, a Scottish asset management firm for $26.4 million. Phoenix transferred these shares to PM Holding in 1996. As of December 31, 1997, PM Holdings owned 10% of Aberdeen Asset Management's outstanding common stock. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

     In addition, on April 15, 1996, Phoenix purchased a 7% convertible subordinated note issued by Aberdeen Asset Management for $37.5 million. The note, which matures on March 29, 2003, may be converted into shares which would be equivalent to approximately 11% of Aberdeen Asset Management's then outstanding common stock. The note is classified as equity securities in the Consolidated Balance Sheet.

     In the spring of 1996, Phoenix and Aberdeen Asset Management joined together to form Phoenix-Aberdeen International Advisors, LLC, an SEC registered investment advisor that, in conjunction with Phoenix Duff & Phelps and Aberdeen Asset Management, develops and markets investment products in the United States and the United Kingdom.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT AND EQUITY SECURITIES

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                            GROSS               GROSS
                                                     AMORTIZED            UNREALIZED          UNREALIZED             FAIR
                                                       COST                 GAINS               LOSSES               VALUE
                                                                                  (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds          $           11,041     $            569  $               (8) $            11,602
Foreign government bonds                                    3,032                   15                (115)               2,932
Corporate securities                                    1,521,033              103,267              (2,042)           1,622,258
Mortgage-backed securities                                 19,799                  949                                   20,748
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 1,554,905              104,800              (2,165)           1,657,540
                                                  ----------------      ---------------     ---------------     ----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                          501,190               25,020                (636)             525,574
State and political subdivision bonds                     474,123               32,896              (3,477)             503,542
Foreign government bonds                                  248,831               26,303              (5,992)             269,142
Corporate securities                                    1,384,503               97,943              (4,403)           1,478,043
Mortgage-backed securities                              2,786,278               99,785              (3,303)           2,882,760
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 5,394,925              281,947             (17,811)           5,659,061
                                                  ----------------      ---------------     ---------------     ----------------

  TOTAL DEBT SECURITIES                        $        6,949,830  $           386,747  $          (19,976) $         7,316,601
                                                  ================      ===============     ===============     ================

EQUITY SECURITIES                              $          195,717  $           190,669  $          (12,998) $           373,388
                                                  ================      ===============     ===============     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1996 were as follows:

                                                                           GROSS                 GROSS
                                                 AMORTIZED               UNREALIZED            UNREALIZED                FAIR
                                                    COST                   GAINS                 LOSSES                 VALUE
                                                                                 (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds     $             11,685      $                5    $             (375)    $           11,315
Corporate securities                                 1,525,999                  61,692               (13,405)             1,574,286
Mortgage-backed securities                              18,001                   1,037                   (15)                19,023
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              1,555,685                  62,734               (13,795)             1,604,624
                                              -----------------       -----------------     -----------------      -----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                       561,017                  13,970                (1,610)               573,377
State and political subdivision bonds                  406,679                  13,831                (1,154)               419,356
Foreign government bonds                               174,298                  31,441                (1,457)               204,282
Corporate securities                                 1,092,163                  70,432                (7,968)             1,154,627
Mortgage-backed securities                           2,509,232                  60,321               (25,802)             2,543,751
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              4,743,389                 189,995               (37,991)             4,895,393
                                              -----------------       -----------------     -----------------      -----------------

  TOTAL DEBT SECURITIES                   $          6,299,074      $          252,729    $          (51,786)    $        6,500,017
                                              =================       =================     =================      =================

EQUITY SECURITIES                         $            137,907      $          100,258    $           (2,814)    $          235,351
                                              =================       =================     =================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1997 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.


                                                            HELD-TO-MATURITY                           AVAILABLE-FOR-SALE
                                                     AMORTIZED               FAIR               AMORTIZED               FAIR
                                                       COST                  VALUE                COST                  VALUE
                                                                                  (IN THOUSANDS)

Due in one year or less                         $         113,850     $         116,684  $            78,768  $             79,054
Due after one year through five years                     477,101               499,155              329,529               347,240
Due after five years through ten years                    625,518               670,597              651,878               683,747
Due after ten years                                       318,637               350,357            1,548,472             1,666,260
Mortgage-backed securities                                 19,799                20,747            2,786,278             2,882,760
                                                  ----------------      ----------------     ----------------      ----------------

Total                                           $       1,554,905     $       1,657,540  $         5,394,925  $          5,659,061
                                                  ================      ================     ================      ================


     Carrying values for investments in mortgage-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                     DECEMBER 31,
                                               1997               1996
                                                    (IN THOUSANDS)

Planned amortization class              $        554,425  $         618,953
Asset-backed                                     594,128            490,018
Mezzanine                                        328,539            322,812
Commercial                                       556,155            413,571
Sequential pay                                   680,397            552,512
Pass through                                     132,522            105,282
Other                                             56,393             58,604
                                           --------------     --------------

Total mortgage-backed securities        $      2,902,559  $       2,561,752
                                           ==============     ==============


     Phoenix had 30% and 37% at December 31, 1997 and 1996, respectively, in planned amortization class and mezzanine mortgage-backed securities which have reasonably predictable cash flows and a relatively high degree of prepayment protection.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     MORTGAGE LOANS AND REAL ESTATE

     Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

     Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                          MORTGAGE LOANS                        REAL ESTATE
                                           DECEMBER 31,                         DECEMBER 31,
                                    1997               1996               1997               1996
                                          (IN THOUSANDS)                       (IN THOUSANDS)
PROPERTY TYPE:
Office buildings            $         246,500    $       251,526  $         180,743     $      246,644
Retail                                231,886            257,721            108,907            121,813
Apartment buildings                   303,990            241,286             20,560             26,286
Industrial buildings                  162,008            197,013             39,810             56,134
Other                                  18,917             47,929                238              7,577
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============

GEOGRAPHIC REGION:
Northeast                   $         222,975    $       260,146 $           92,513     $      103,761
Southeast                             257,376            261,957             85,781            110,746
North central                         189,163            158,902             63,751             86,070
South central                          79,092             57,507             58,954             85,532
West                                  214,695            256,963             49,259             72,345
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============


     At December 31, 1997, scheduled mortgage loan maturities were as follows:
     1998 - $151 million; 1999 - $88 million; 2000 - $97 million; 2001 - $92 million; 2002 - $41 million; and $494 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $8.6 million and $28.9 million of its mortgage loans during 1997 and 1996, respectively, based on terms which differed from those granted to new borrowers.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT VALUATION ALLOWANCES

     Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:


                          BALANCE AT                                                    BALANCE AT
                          JANUARY 1,        ADDITIONS               DEDUCTIONS         DECEMBER 31,
                                                       (IN THOUSANDS)
1997
Mortgage loans         $        48,399   $               6,731  $        (19,330) $              35,800
Real estate                     47,509                   4,201           (23,209)                28,501
                         --------------    --------------------   ---------------   --------------------
Total                  $        95,908   $              10,932  $        (42,539) $              64,301
                         ==============    ====================   ===============   ====================

1996
Mortgage loans         $        65,807   $               7,640  $        (25,048) $              48,399
Real estate                     83,755                   2,526           (38,772)                47,509
                         --------------    --------------------   ---------------   --------------------
Total                  $       149,562   $              10,166  $        (63,820) $              95,908
                         ==============    ====================   ===============   ====================


     NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

     The net carrying values of non-income producing mortgage loans were $7.0 million and $4.5 million at December 31, 1997 and 1996, respectively. There were no non-income producing bonds at December 31, 1997 or 1996.

     INTEREST RATE SWAPS

     Phoenix enters into interest rate swap agreements, generally having maturities of seven years or less, to hedge certain variable rate investment income streams matched against fixed rate liability streams. The notional amounts of these investments were $272.9 million and $73.1 million at December 31, 1997 and 1996, respectively. Average received and average paid rates were 7.00% and 6.63% for 1997.

     These agreements do not require the exchange of underlying principal amounts, and accordingly Phoenix's maximum exposure to credit risk is the difference in interest payments exchanged. Management of Phoenix considers the likelihood of any material loss on interest rate swaps to be remote.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER INVESTED ASSETS

     Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:


                                                                          DECEMBER 31,
                                                                     1997             1996
                                                                         (IN THOUSANDS)

Venture capital equity partnerships                            $       88,228    $      66,284
Transportation and equipment leases                                    59,111           46,950
Investment in Aberdeen Asset Management                                32,817           29,980
Investment in Beutel, Goodman & Co. Ltd.                               31,214           34,541
Seed money in separate accounts                                        41,297           35,747
Other                                                                  10,008            4,617
                                                                 -------------     ------------

Total other invested assets                                    $      262,675    $     218,119
                                                                 =============     ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                       1997             1996              1995

                                                   (in thousands)
Debt securities                   $     509,702    $     469,713    $      437,521
Equity securities                         4,277            4,689             1,787
Mortgage loans                           85,662           84,318            92,283
Policy loans                            122,562          117,742           115,055
Real estate                              18,939           21,799            20,910
Other invested assets                      (415)             332               871
Short-term investments                   18,768           18,688            21,974
                                    ------------     ------------     -------------

Sub-total                               759,495          717,281           690,401
Less investment expenses                 22,621           27,391            27,933
                                    ------------     ------------     -------------

Net investment income             $     736,874    $     689,890    $      662,468
                                    ============     ============     =============


     Investment income of $.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1997. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

     The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $51.3 million and $61.5 million at December 31, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $5.3 million, $3.1 million and $6.6 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income was $3.8 million, $5.2 million and $6.4 million in 1997, 1996 and 1995, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Unrealized gains and losses on investments carried at fair value for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                   (IN THOUSANDS)

Debt securities                               $       112,194   $           (70,986)  $        476,352
Equity securities                                      74,547                40,803             24,527
Deferred policy acquisition costs                     (77,985)               51,528           (341,836)
Deferred income taxes                                  38,064                 7,432             55,692
Other (Note 9)                                         (4,719)                1,241             (3,833)
                                                --------------    ------------------    ---------------

Net unrealized investment gains               $        65,973   $            15,154   $         99,518
                                                ==============    ==================    ===============


     Realized investment gains and losses for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                  (IN THOUSANDS)

Debt securities                               $        19,315   $           (10,476)  $          8,080
Equity securities                                      26,290                59,794             29,276
Mortgage loans                                          3,805                 2,628               (262)
Real estate                                            44,668                24,711             20,535
Other invested assets                                  48,692                18,608             17,109
                                                --------------    ------------------    ---------------
                                                      142,770                95,265             74,738
Income taxes                                           49,970                33,343             26,158
                                                --------------    ------------------    ---------------

Net realized investment gains after taxes     $        92,800   $            61,922   $         48,580
                                                ==============    ==================    ===============


     The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                               1997                1996                 1995
                                                              (IN THOUSANDS)

     Proceeds from disposals           $     1,206,744   $         1,348,809   $      1,145,146
     Gross gains on sales              $        48,100   $            17,429   $         27,980
     Gross losses on sales             $        28,785   $            27,905   $         19,900

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill and other intangible assets were as follows:


                                                  DECEMBER 31,
                                              1997            1996
                                                 (IN THOUSANDS)

Goodwill                                 $     387,517   $     231,135
Investment management contracts                167,788          56,700
Client listings                                 45,441          41,410
Non-compete covenants                            5,000           5,000
Intangible asset related to
  pension plan benefits                         18,032          19,835
Other                                            1,499           1,220
                                           ------------    ------------
                                               625,277         355,300

Accumulated amortization                       (83,778)        (41,793)
                                           ------------    ------------

Total                                    $     541,499   $     313,507
                                           ============    ============


     Phoenix Duff & Phelps' amounts included above were as follows:


                                                   DECEMBER 31,
                                              1997            1996
                                                  (IN THOUSANDS)

Goodwill                                 $     321,932   $     179,406
Investment management contracts                167,788          56,700
Non-compete covenants                            5,000           5,000
Other                                            1,220           1,220
                                           ------------    ------------
                                               495,940         242,326

Accumulated amortization                       (27,579)        (13,198)
                                           ------------    ------------

Total                                    $     468,361   $     229,128
                                           ============    ============


     In 1997, American Phoenix Corporation wrote down the carrying value of its goodwill and other intangible assets by $18.8 million. This impairment loss is included in other operating expenses in the Consolidated Statement of Income and Equity.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     EQUITY SECURITIES

     Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     MORTGAGE LOANS

     Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 175 and 450 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT CONTRACTS

     In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

     The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

     Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

     DEBT

     The carrying value of debt reported on the balance sheet approximates fair value.

     The estimated fair values of the financial instruments as of December 31, were as follows:


                                                             1997                                    1996
                                                  CARRYING              FAIR              CARRYING             FAIR
                                                   VALUE                VALUE               VALUE              VALUE
                                                                             (IN THOUSANDS)
Financial assets:
Cash and cash equivalents                   $         159,307  $           159,307  $         172,895  $         172,895
Short-term investments                              1,078,276            1,078,276            164,967            164,967
Debt securities                                     7,213,966            7,316,601          6,451,078          6,500,017
Equity securities                                     373,388              373,388            235,351            235,351
Mortgage loans                                        927,501              956,041            947,076            986,900
Policy loans                                        1,986,728            2,104,704          1,667,784          1,645,899
                                               ---------------     ----------------     --------------     --------------
Total financial assets                      $      11,739,166  $        11,988,317  $       9,639,151  $       9,706,029
                                               ===============     ================     ==============     ==============

Financial liabilities:
Policy liabilities                          $         902,200  $           902,200  $         875,200  $         875,100
Securities sold subject to repurchase
  agreements                                          137,473              137,473
Other indebtedness                                    471,085              471,085            490,430            490,430
                                               ---------------     ----------------     --------------     --------------
Total financial liabilities                 $       1,510,758  $         1,510,758  $       1,365,630  $       1,365,530
                                               ===============     ================     ==============     ==============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   OTHER INDEBTEDNESS


                                             DECEMBER 31,
                                        1997             1996
                                            (IN THOUSANDS)


 Short-term debt                 $        15,539  $        12,455
 Bank borrowings                         263,732          280,845
 Notes payable                            14,632           19,522
 Surplus notes                           175,000          175,000
 Secured debt                              2,182            2,608
                                     ------------     ------------

 Total other indebtedness        $       471,085  $       490,430
                                     ============     ============


     Phoenix has various lines of credit established with major commercial banks. As of December 31, 1997, Phoenix had outstanding balances totaling $264.5 million. The total unused credit was $145.3 million. Interest rates ranged from 5.42% to 6.63% in 1997.

     On November 25, 1996, Phoenix issued $175 million of surplus notes (See
     Note 3).

     Maturities of other indebtedness are as follows: 1998 - $15.5 million; 1999
     - $55 million; 2000 - $4 million; 2001 - $29 million; 2002 - $192 million;
     2003 and thereafter - $175.5 million.

     Interest expense was $32.5 million, $18.0 million and $7.7 million for the years ended December 31, 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     A summary of income taxes (benefits) in the Consolidated Statement of Income and Equity for the year ended December 31, was as follows:


                           1997          1996            1995
                                       (IN THOUSANDS)

 Income taxes
   Current           $      54,514  $     59,673  $        59,590
   Deferred                  2,555        19,658          (16,238)
                        -----------    ----------     ------------

 Total               $      57,069  $     79,331  $        43,352
                        ===========    ==========     ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):


                                                    1997                   1996                  1995
                                                                  %                     %                      %

Income tax expense at statutory rate          $       80,710      35  $      66,136     35  $      55,318      35
Non-taxable gain on Phoenix Duff &
    Phelps merger                                                                                 (14,203)     (9)
Dividend received deduction and
  tax-exempt interest                                 (2,513)     (1)        (2,107)    (1)          (623)
Other, net                                            (8,017)     (4)         2,736      1          2,860       1
                                                 ------------   -----   ------------  -----   ------------   -----
                                                      70,180      30         66,765     35         43,352      27
 Differential earnings (equity tax)                  (13,111)     (5)        12,566      7
                                                 ------------   -----   ------------  -----   ------------   -----

Income taxes                                  $       57,069      25  $      79,331     42  $      43,352      27
                                                 ============   =====   ============  =====   ============   =====

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:


                                                              DECEMBER 31,
                                                         1997              1996
                                                             (IN THOUSANDS)

Deferred policy acquisition costs                 $       303,500  $        220,135
Unearned premium/deferred revenue                        (139,817)         (131,513)
Impairment reserves                                       (26,102)          (43,331)
Pension and other postretirement benefits                 (56,643)          (58,230)
Investments                                                77,202            50,219
Future policyholder benefits                             (140,980)          (37,904)
Other                                                      45,053            15,633
                                                     -------------     -------------
                                                           62,213            15,009
Net unrealized investment gains                            84,134            48,320
Minimum pension liability                                  (2,526)           (1,395)
Foreign tax credit                                                           (1,109)
                                                     -------------     -------------

Deferred income tax liability, net
  before valuation allowance                              143,821            60,825

Valuation allowance                                                           1,109
                                                     -------------     -------------

Deferred income tax liability, net                $       143,821  $         61,934
                                                     =============     =============


     Gross deferred income tax assets totaled $366 million and $274 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $510 million and $336 million at December 31, 1997 and 1996, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1997 and 1996, with the exception of the foreign tax credit, will be realized.

     The Internal Revenue Service is currently examining Phoenix's tax returns for 1995 and 1996. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.   PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

     PENSION PLANS

     Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

     Components of net periodic pension cost for the year ended December 31, were as follows:


                                                           1997              1996             1995
                                                                        (IN THOUSANDS)

 Service cost - benefits earned during the year     $        10,278  $         10,076  $         9,599
 Interest accrued on projected benefit obligation            22,650            22,660           19,880
 Actual return on assets                                    (53,093)          (38,788)         (62,567)
 Net amortization and deferral                               30,488            17,318           45,807
                                                        ------------     -------------     ------------

 Net periodic pension cost                          $        10,323  $         11,266  $        12,719
                                                        ============     =============     ============


     In 1996, Phoenix offered an early retirement program which granted an additional benefit of five years of age and service. As a result of the early retirement program, Phoenix recorded an additional pension expense of $8.7 million for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The funded status of the plan for which assets exceeded accumulated benefit obligations was as follows:


                                                                            DECEMBER 31,
                                                                       1997            1996
                                                                           (IN THOUSANDS)

Actuarial present value of vested benefit obligation           $       236,443  $      213,148
Actuarial present value of non-vested benefit obligation                16,312          14,828
                                                                  -------------    ------------

Accumulated benefit obligation                                         252,755         227,976
Present value effect of future salary increases                         32,316          33,910
                                                                  -------------    ------------

Projected benefit obligation                                   $       285,071  $      261,886
                                                                  =============    ============
Plan assets at fair value                                      $       321,555  $      292,070
                                                                  =============    ============

Plan assets in excess of projected benefit obligation          $       (36,484) $      (30,184)
Unrecognized net gain from past experience                              60,759          52,312
Unrecognized prior service benefit                                          52             240
Unamortized transition asset                                            16,586          19,745
                                                                  -------------    ------------

Net pension liability (included in other liabilities)          $        40,913  $       42,113
                                                                  =============    ============


     At December 31, 1997 and 1996, the non-qualified plan was unfunded and had projected benefit obligations of $50.4 million and $50.0 million, respectively. The accumulated benefit obligations as of December 31, 1997 and 1996 related to this plan were $42.8 million and $37.4 million, respectively, and are included in other liabilities.

     Phoenix recorded, as a reduction of policyholders' equity, an additional minimum pension liability of $4.7 million and $2.8 million, net of income taxes, at December 31, 1997 and 1996, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $18.0 million and $19.8 million as of December 31, 1997 and 1996 related to the non-qualified plan.

     The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.0%, for 1997 and 7.5% and 4.5% for 1996. The discount rate assumption for 1997 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The expected long-term rate of return on retirement plan assets was 8.0%.

     The pension plan's assets include corporate and government debt securities, equity securities, real estate, venture capital funds, and shares of mutual funds.

     Phoenix also sponsors savings plans for its employees and agents which are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to limitation, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1997, 1996 and 1995 were $3.8 million, $4.2 million and $4.2 million, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER POSTRETIREMENT BENEFIT PLANS

     In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

     Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

     The plan's funded status reconciled with amounts recognized in Phoenix's Consolidated Balance Sheet, was as follows:


                                                                          DECEMBER 31,
                                                                   1997              1996
                                                                         (IN THOUSANDS)

Accumulated postretirement benefit obligation
  Retirees                                                   $       35,900    $       30,576
  Fully eligible active plan participants                             6,889            11,466
  Other active plan participants                                     23,829            21,614
                                                                 ------------       -----------
  Total accumulated postretirement benefit obligation                66,618            63,656
Unrecognized net gain from past experience                           28,037            29,173
                                                                 ------------       -----------

Accrued postretirement benefit liability                     $       94,655    $       92,829
                                                                 ============       ===========


     The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:


                                                       1997           1996           1995
                                                                 (IN THOUSANDS)

Service cost - benefits earned during year       $       3,136  $       2,765  $      3,366
Interest cost accrued on benefit obligation              4,441          4,547         5,275
Net amortization                                        (1,527)        (1,577)         (458)
                                                     ----------     ----------     ---------

Net periodic postretirement benefit cost         $       6,050  $       5,735  $      8,183
                                                     ==========     ==========     =========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     In addition to the net periodic postretirement benefit cost, Phoenix expensed an additional $3.0 million for postretirement benefits related to the early retirement program for the year ended December 31, 1996.

     The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 7.5% at December 31, 1996.

     For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 9.5% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter. For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1996, health care costs were assumed to increase 9.5% in 1996, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remained at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $5.3 million and the annual service and interest cost by $.8 million, before taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

     OTHER POSTEMPLOYMENT BENEFITS

     Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Postemployment benefit expense was $.4 million for 1997, $.4 million for 1996 and $.5 million for 1995.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  SEGMENT INFORMATION

     Phoenix operates principally in seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. Other Operations includes unallocated investment income, expenses and realized investment gains related to capital in excess of segment requirements; assets include equity securities.

     Summarized below is financial information with respect to the business segments:


                                                              DECEMBER 31,
                                               1997                 1996                 1995
                                                             (IN THOUSANDS)
REVENUES
Individual Insurance                  $         2,028,230  $         1,796,572  $         1,752,338
Group Life and Health Insurance                   459,405              462,551              421,771
Life Reinsurance                                  162,843              143,314              128,813
General Lines Brokerage                            64,093               61,809               40,977
Securities Management                             177,894              164,966              112,206
Real Estate Management                             15,319               13,550               13,562
Other Operations                                   80,496               82,273               48,873
                                         -----------------    -----------------    -----------------
Total                                 $         2,988,280  $         2,725,035  $         2,518,540
                                         =================    =================    =================

OPERATING INCOME
Individual Insurance                  $           132,308  $            63,013  $            43,094
Group Life and Health Insurance                    31,276               11,220               19,921
Life Reinsurance                                   10,592                8,078               17,656
General Lines Brokerage                           (21,652)              (2,935)              (1,887)
Securities Management                              38,813               44,440               23,667
Real Estate Management                             (2,433)              (3,783)                (184)
Other Operations                                   41,695               68,928               15,204
                                         -----------------    -----------------    -----------------
Total                                 $           230,599  $           188,961  $           117,471
                                         =================    =================    =================

IDENTIFIABLE ASSETS
Individual Insurance                  $        15,679,598  $        12,961,648
Group Life and Health Insurance                   655,800              596,800
Life Reinsurance                                  313,500              304,300
General Lines Brokerage                           111,900              117,300
Securities Management                             615,112              376,000
Real Estate Management                            278,500              319,400
Other Operations                                  864,309              777,600
                                         -----------------    -----------------
Total                                 $        18,518,719  $        15,453,048
                                         =================    =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  LEASES AND RENTALS

     Rental expenses for operating leases, principally with respect to buildings, amounted to $14.9 million, $14.8 million and $14.6 million in 1997, 1996, and 1995, respectively. Future minimum rental payments under non-cancelable operating leases were approximately $51.0 million as of December 31, 1997, payable as follows: 1998 - $15.7 million; 1999 - $12.9 million; 2000 - $10.1 million; 2001 - $5.6 million; 2002 - $3.6 million;
     and $3.1 million thereafter.

12.  PROPERTY AND EQUIPMENT

     Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $109.0 million and $97.2 million, respectively, at December 31, 1997 and 1996. Phoenix provides for depreciation using straight line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $164.4 million and $144.1 million at December 31, 1997 and 1996, respectively.

13.  DIRECT BUSINESS WRITTEN AND REINSURANCE

     As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. The maximum amount of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. For reinsurance ceded, Phoenix remains liable in the event that assuming reinsurers are unable to meet the contractual obligations. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:


                                                            1997                   1996                    1995
                                                                              (IN THOUSANDS)
Direct premiums                                   $          1,592,800  $             1,473,869  $          1,455,459
Reinsurance assumed                                            329,927                  276,630               271,498
Reinsurance ceded                                             (282,121)                (231,677)             (270,082)
                                                      -----------------     --------------------     -----------------
Net premiums                                      $          1,640,606  $             1,518,822  $          1,456,875
                                                      =================     ====================     =================

Direct policy and contract claims incurred        $            626,834  $               575,824  $            605,545
Reinsurance assumed                                            410,704                  170,058               256,529
Reinsurance ceded                                             (373,127)                (160,646)             (292,357)
                                                      -----------------     --------------------     -----------------
Net policy and contract claims incurred           $            664,411  $               585,236  $            569,717
                                                      =================     ====================     =================

Direct life insurance in force                    $        120,394,664  $           108,816,856  $        102,606,749
Reinsurance assumed                                         84,806,585               61,109,836            36,724,852
Reinsurance ceded                                          (74,764,639)             (51,525,976)          (34,093,090)
                                                      -----------------     --------------------     -----------------
Net insurance in force                            $        130,436,610  $           118,400,716  $        105,238,511
                                                      =================     ====================     =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Irrevocable letters of credit aggregating $134.8 million at December 31, 1997 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14.  PARTICIPATING LIFE INSURANCE

     Participating life insurance in force was 79.6% and 80.0% of the face value of total individual life insurance in force at December 31, 1997 and 1996, respectively. The premiums on participating life insurance policies were 83.5%, 84.1% and 84.7% of total individual life insurance premiums in 1997, 1996 and 1995, respectively.

15.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                           1997                1996                1995
                                                                          (IN THOUSANDS)

Balance at beginning of year                     $            926,274  $         816,128  $         1,128,227
Acquisition cost deferred                                     295,189            153,873              143,519
Amortized to expense during the year                         (105,071)           (95,255)            (113,788)
Adjustment to equity during the year                          (77,985)            51,528             (341,830)
                                                     -----------------     --------------     ----------------

Balance at end of year                           $          1,038,407  $         926,274  $           816,128
                                                     =================     ==============     ================


16.  MINORITY INTEREST

     Phoenix's interests in Phoenix Duff & Phelps Corporation and American Phoenix Corporation, through its wholly-owned subsidiary PM Holdings are represented by ownership of approximately 60% and 92%, respectively, of the outstanding shares of common stock at December 31, 1997. Earnings and policyholders' equity attributable to minority shareholders are included in minority interest in the consolidated financial statements along with Phoenix Duff & Phelps' preferred stock.

17.  CONTINGENCIES

     FINANCIAL GUARANTEES

     Phoenix is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect Phoenix's maximum exposure to credit loss in the event of nonperformance. The principal amount of bonds guaranteed by Phoenix at December 31, 1997 and 1996 was $88.7 million and $88.8 million, respectively. Management believes that any loss contingencies which may arise from Phoenix's financial guarantees would not have a material adverse effect on Phoenix's liquidity or financial condition.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     LITIGATION

     In 1996, Phoenix announced the settlement of a class action suit which was approved by a New York State Supreme Court judge on January 3, 1997. The suit related to the sale of individual participating life insurance and universal life insurance policies from 1980 to 1995. An after tax provision of $25 million was recorded in 1995. In addition, $7 million after-tax was expensed in 1996. Phoenix estimates the cost of settlement to be $40 million after tax. Management believes, after consideration of the provisions made in these financial statements, this suit will not have a material effect on Phoenix's consolidated financial position.

     Phoenix is a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel after consideration of the provisions made in these financial statements, the ultimate resolution of these proceedings will not have a material effect on Phoenix's consolidated financial position.

18.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1997, there were no material practices not prescribed by the Insurance Department of the State of New York. Statutory surplus differs from policyholders' equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in policyholders' equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:


                                                     1997              1996              1995
                                                                  (IN THOUSANDS)

Statutory net income                          $        60,702  $         72,961  $        64,198
Deferred policy acquisition costs, net                 48,821            58,618           29,766
Future policy benefits                                 (9,145)          (16,793)         (15,763)
Pension and postretirement expenses                    (7,955)          (23,275)         (12,691)
Investment valuation allowances                        88,813            76,631           56,745
Interest maintenance reserve                           17,544            (5,158)           5,829
Deferred income taxes                                 (36,250)          (67,064)         (10,021)
Other, net                                              2,118             4,808           (4,314)
                                                  ------------     -------------     ------------

Net income, as reported                       $       164,648  $        100,728  $       113,749
                                                  ============     =============     ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of Phoenix as reported to regulatory authorities to policyholders' equity as reported in these financial statements:


                                                                 DECEMBER 31,
                                                           1997               1996
                                                                (IN THOUSANDS)

Statutory surplus, surplus notes and AVR             $       1,152,820  $       1,102,200
Deferred policy acquisition costs, net                       1,227,782          1,037,664
Future policy benefits                                        (395,436)          (379,820)
Pension and postretirement expenses                           (169,383)          (152,112)
Investment valuation allowances                                (40,032)          (139,562)
Interest maintenance reserve                                    33,794              6,897
Deferred income taxes                                          (12,051)            82,069
Surplus notes                                                 (157,500)          (157,500)
Other, net                                                     (11,904)            (2,367)
                                                         --------------     --------------
Policyholders' equity, as reported                   $       1,628,090  $       1,397,469
                                                         ==============     ==============


     The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

APPENDIX A
THE GUARANTEED INTEREST ACCOUNT


    Contributions to the GIA under the Policy and transfers to the GIA become part of the General Account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the 1933 Act nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Premium payments will be allocated to the GIA and, therefore, the General Account, as elected by the Policyowner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.


    The amount of investment income allocated to the Policies will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the unloaned portion of the GIA. The loaned portion of the GIA will be credited interest at an effective annual rate of 2% on Single Life Policies (4% on Single Life Policies in New York), and 6% for Multiple Life Policies. Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit any interest in excess of 4% per year.

    Biweekly, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated at that time to the GIA. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.


    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Policyholders and Contract Owners.


    Excess interest, if any, will be credited on the GIA Policy Value. Phoenix guarantees that, at any time, the GIA Policy Value will not be less than the amount of premium payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered or loaned. If the Policyowner surrenders the Policy, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."



    IN GENERAL, ONE TRANSFER PER CONTRACT YEAR IS ALLOWED FROM THE GIA. THE AMOUNT WHICH CAN BE TRANSFERRED IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. UNDER THE SYSTEMATIC TRANSFER PROGRAM, TRANSFERS OF APPROXIMATELY EQUAL AMOUNTS MAY BE MADE OVER A MINIMUM 18-MONTH PERIOD. NON-SYSTEMATIC TRANSFERS FROM THE GIA WILL BE EFFECTUATED ON THE DATE OF RECEIPT BY VPMO, UNLESS OTHERWISE REQUESTED BY THE CONTRACT OWNER.

                                   APPENDIX B

       ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES")
                           AND CASH SURRENDER VALUES


    The tables on the following pages illustrate how a Policy's death benefits, account values and Cash Surrender Value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The Policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy Years. The Policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who have never smoked. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk insureds who have never smoked. Account values and Cash Surrender Values may be lower for smokers or former smokers or for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each Policy Year. The difference between the Policy Value and the Cash Surrender Value in the first 10 years is the surrender charge. Tables are included for death benefit Option 1 and Option 2. Tables also are included to reflect the blended cost of insurance charge applied under a Multiple Life Policy.


    The death benefit, account value and Cash Surrender Value amounts reflect the following current charges:

1.  Issue charge of $150.

2. Monthly administrative charge of $5 per month ($10 per month guaranteed maximum).

3. Premium tax charge of 2.25% (will vary from state to state on Multiple Life Policies).

4.  A federal tax charge of 1.5% (for Single Life Policies only).

5. Cost of insurance charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the Policies. (See "Charges and Deductions--Cost of Insurance.")

6. Mortality and expense risk charge, which is a daily charge equivalent to .80% on an annual basis (or for Single Life Policies, .25% on an annual basis after the 15th Policy Year), against the VUL Account for mortality and expense risks. (See "Charges and Deductions--Mortality and Expense Risk Charge.")


    These illustrations also assume an average investment advisory fee of .72% on an annual basis, of the average daily net asset value of each of the Series of the Funds. These illustrations also assume other ongoing average Fund expenses of .21%. All other Fund expenses, except capital items such as brokerage commissions, are paid by the Adviser or Phoenix. Management may decide to limit the amount of expense reimbursement in the future. If expense reimbursement had not been in place for the fiscal year ended December 31, 1997, average total operating expenses for the Series would have been approximately
 .93% of the average net assets. See "Charges and Deductions--Investment Management Charge."

    Taking into account the mortality and expense risk charge and the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -1.72%, 4.23% and 10.19%, respectively (applicable for the first 15 Policy Years for Single Life Policies and -1.18%, 4.81% and 10.79%, respectively, after the 15th Policy Year for Single Life Policies). For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 0%, 6% and 12% rates.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned. (See "Charges and Deductions--Other Charges--Taxes.")


    The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a Policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a Policy for a relatively short time may be high.

    On request, we will furnish the Policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 1 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE

             THE FLEX EDGE SUCCESS -- A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                               ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        575          0    100,000        620          0    100,000        666          0    100,000
       2      1,000      2,153      1,282        397    100,000      1,414        529    100,000      1,551        666    100,000
       3      1,000      3,310      1,968        661    100,000      2,231        924    100,000      2,517      1,210    100,000
       4      1,000      4,526      2,632      1,325    100,000      3,074      1,767    100,000      3,571      2,264    100,000
       5      1,000      5,802      3,273      1,966    100,000      3,940      2,633    100,000      4,721      3,414    100,000

       6      1,000      7,142      3,890      2,727    100,000      4,830      3,668    100,000      5,976      4,814    100,000
       7      1,000      8,549      4,481      3,463    100,000      5,743      4,726    100,000      7,345      6,328    100,000
       8      1,000     10,027      5,046      4,174    100,000      6,680      5,807    100,000      8,840      7,968    100,000
       9      1,000     11,578      5,584      5,149    100,000      7,640      7,204    100,000     10,472     10,037    100,000
      10      1,000     13,207      6,096      6,096    100,000      8,624      8,624    100,000     12,256     12,256    100,000

      11      1,000     14,917      6,585      6,585    100,000      9,637      9,637    100,000     14,213     14,213    100,000
      12      1,000     16,713      7,051      7,051    100,000     10,682     10,682    100,000     16,361     16,361    100,000
      13      1,000     18,599      7,495      7,495    100,000     11,758     11,758    100,000     18,720     18,720    100,000
      14      1,000     20,579      7,916      7,916    100,000     12,868     12,868    100,000     21,314     21,314    100,000
      15      1,000     22,657      8,314      8,314    100,000     14,012     14,012    100,000     24,167     24,167    100,000

      16      1,000     24,840      8,738      8,738    100,000     15,276     15,276    100,000     27,459     27,459    100,000
      17      1,000     27,132      9,138      9,138    100,000     16,587     16,587    100,000     31,104     31,104    100,000
      18      1,000     29,539      9,510      9,510    100,000     17,944     17,944    100,000     35,141     35,141    100,000
      19      1,000     32,066      9,854      9,854    100,000     19,349     19,349    100,000     39,615     39,615    100,000
      20      1,000     34,719     10,166     10,166    100,000     20,802     20,802    100,000     44,576     44,576    100,000

    @ 65      1,000     69,761     10,629     10,629    100,000     38,040     38,040    100,000    136,375    136,375    166,378

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 34.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 2 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE

             THE FLEX EDGE SUCCESS -- A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                               ASSUMING GUARANTEED CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        512          0    100,000        556          0    100,000        599          0    100,000
       2      1,000      2,153      1,157        272    100,000      1,281        396    100,000      1,410        525    100,000
       3      1,000      3,310      1,782        475    100,000      2,028        721    100,000      2,294        987    100,000
       4      1,000      4,526      2,385      1,078    100,000      2,795      1,488    100,000      3,258      1,951    100,000
       5      1,000      5,802      2,966      1,659    100,000      3,583      2,276    100,000      4,308      3,001    100,000

       6      1,000      7,142      3,524      2,362    100,000      4,392      3,230    100,000      5,452      4,290    100,000
       7      1,000      8,549      4,056      3,039    100,000      5,219      4,202    100,000      6,698      5,681    100,000
       8      1,000     10,027      4,563      3,691    100,000      6,066      5,193    100,000      8,057      7,184    100,000
       9      1,000     11,578      5,044      4,608    100,000      6,931      6,496    100,000      9,537      9,102    100,000
      10      1,000     13,207      5,497      5,497    100,000      7,816      7,816    100,000     11,154     11,154    100,000

      11      1,000     14,917      5,921      5,921    100,000      8,717      8,717    100,000     12,918     12,918    100,000
      12      1,000     16,713      6,314      6,314    100,000      9,635      9,635    100,000     14,843     14,843    100,000
      13      1,000     18,599      6,675      6,675    100,000     10,568     10,568    100,000     16,946     16,946    100,000
      14      1,000     20,579      7,003      7,003    100,000     11,517     11,517    100,000     19,246     19,246    100,000
      15      1,000     22,657      7,294      7,294    100,000     12,478     12,478    100,000     21,762     21,762    100,000

      16      1,000     24,840      7,591      7,591    100,000     13,528     13,528    100,000     24,654     24,654    100,000
      17      1,000     27,132      7,846      7,846    100,000     14,595     14,595    100,000     27,839     27,839    100,000
      18      1,000     29,539      8,052      8,052    100,000     15,675     15,675    100,000     31,349     31,349    100,000
      19      1,000     32,066      8,205      8,205    100,000     16,765     16,765    100,000     35,221     35,221    100,000
      20      1,000     34,719      8,298      8,298    100,000     17,858     17,858    100,000     39,494     39,494    100,000

    @ 65      1,000     69,761      4,144      4,144    100,000     27,807     27,807    100,000    118,357    118,357    144,396

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 34.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 1 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000

FEMALE 35 NEVERSMOKE

             THE FLEX EDGE SUCCESS--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                               ASSUMING CURRENT CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        602          0    100,000        648          0    100,000        695          0    100,000
       2      1,000      2,153      1,335        481    100,000      1,470        616    100,000      1,611        757    100,000
       3      1,000      3,310      2,046        851    100,000      2,317      1,122    100,000      2,611      1,415    100,000
       4      1,000      4,526      2,736      1,541    100,000      3,191      1,995    100,000      3,703      2,508    100,000
       5      1,000      5,802      3,402      2,207    100,000      4,090      2,894    100,000      4,895      3,700    100,000

       6      1,000      7,142      4,045      2,981    100,000      5,015      3,951    100,000      6,197      5,133    100,000
       7      1,000      8,549      4,661      3,729    100,000      5,965      5,032    100,000      7,618      6,686    100,000
       8      1,000     10,027      5,253      4,452    100,000      6,941      6,140    100,000      9,171      8,370    100,000
       9      1,000     11,578      5,820      5,420    100,000      7,944      7,545    100,000     10,870     10,470    100,000
      10      1,000     13,207      6,363      6,363    100,000      8,977      8,977    100,000     12,731     12,731    100,000

      11      1,000     14,917      6,888      6,888    100,000     10,047     10,047    100,000     14,777     14,777    100,000
      12      1,000     16,713      7,395      7,395    100,000     11,155     11,155    100,000     17,028     17,028    100,000
      13      1,000     18,599      7,884      7,884    100,000     12,303     12,303    100,000     19,505     19,505    100,000
      14      1,000     20,579      8,356      8,356    100,000     13,492     13,492    100,000     22,233     22,233    100,000
      15      1,000     22,657      8,810      8,810    100,000     14,725     14,725    100,000     25,238     25,238    100,000

      16      1,000     24,840      9,297      9,297    100,000     16,091     16,091    100,000     28,707     28,707    100,000
      17      1,000     27,132      9,767      9,767    100,000     17,516     17,516    100,000     32,554     32,554    100,000
      18      1,000     29,539     10,219     10,219    100,000     19,001     19,001    100,000     36,821     36,821    100,000
      19      1,000     32,066     10,652     10,652    100,000     20,549     20,549    100,000     41,553     41,553    100,000
      20      1,000     34,719     11,065     11,065    100,000     22,163     22,163    100,000     46,806     46,806    100,000

    @ 65      1,000     69,761     13,892     13,892    100,000     42,753     42,753    100,000    144,062    144,062    175,757


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 39.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 2 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
FEMALE 35 NEVERSMOKE

             THE FLEX EDGE SUCCESS--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                               ASSUMING GUARANTEED CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        534          0    100,000        578          0    100,000        622          0    100,000
       2      1,000      2,153      1,199        345    100,000      1,326        472    100,000      1,457        604    100,000
       3      1,000      3,310      1,844        648    100,000      2,095        900    100,000      2,368      1,173    100,000
       4      1,000      4,526      2,466      1,271    100,000      2,887      1,691    100,000      3,361      2,165    100,000
       5      1,000      5,802      3,066      1,871    100,000      3,699      2,504    100,000      4,442      3,247    100,000

       6      1,000      7,142      3,642      2,578    100,000      4,533      3,470    100,000      5,622      4,558    100,000
       7      1,000      8,549      4,193      3,260    100,000      5,387      4,455    100,000      6,906      5,974    100,000
       8      1,000     10,027      4,718      3,917    100,000      6,262      5,461    100,000      8,307      7,506    100,000
       9      1,000     11,578      5,219      4,819    100,000      7,159      6,759    100,000      9,837      9,437    100,000
      10      1,000     13,207      5,695      5,695    100,000      8,079      8,079    100,000     11,511     11,511    100,000

      11      1,000     14,917      6,147      6,147    100,000      9,024      9,024    100,000     13,342     13,342    100,000
      12      1,000     16,713      6,574      6,574    100,000      9,992      9,992    100,000     15,349     15,349    100,000
      13      1,000     18,599      6,975      6,975    100,000     10,985     10,985    100,000     17,547     17,547    100,000
      14      1,000     20,579      7,348      7,348    100,000     12,002     12,002    100,000     19,957     19,957    100,000
      15      1,000     22,657      7,693      7,693    100,000     13,043     13,043    100,000     22,602     22,602    100,000

      16      1,000     24,840      8,053      8,053    100,000     14,187     14,187    100,000     25,646     25,646    100,000
      17      1,000     27,132      8,382      8,382    100,000     15,364     15,364    100,000     29,010     29,010    100,000
      18      1,000     29,539      8,677      8,677    100,000     16,572     16,572    100,000     32,727     32,727    100,000
      19      1,000     32,066      8,932      8,932    100,000     17,810     17,810    100,000     36,838     36,838    100,000
      20      1,000     34,719      9,149      9,149    100,000     19,080     19,080    100,000     41,390     41,390    100,000

    @ 65      1,000     69,761      8,644      8,644    100,000     33,735     33,735    100,000    125,895    125,895    153,592

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 39.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 1 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE

             THE FLEX EDGE SUCCESS--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                               ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        574          0    100,574        619          0    100,620        665          0    100,665
       2      1,000      2,153      1,279        393    101,279      1,410        525    101,410      1,547        661    101,547
       3      1,000      3,310      1,961        654    101,961      2,223        916    102,223      2,507      1,200    102,508
       4      1,000      4,526      2,619      1,312    102,620      3,058      1,751    103,059      3,553      2,246    103,554
       5      1,000      5,802      3,253      1,946    103,254      3,915      2,608    103,916      4,691      3,384    104,692

       6      1,000      7,142      3,861      2,699    103,862      4,793      3,631    104,794      5,930      4,768    105,930
       7      1,000      8,549      4,442      3,424    104,442      5,691      4,673    105,691      7,276      6,259    107,276
       8      1,000     10,027      4,995      4,122    104,995      6,608      5,735    106,608      8,740      7,868    108,741
       9      1,000     11,578      5,518      5,082    105,518      7,543      7,107    107,543     10,332      9,897    110,333
      10      1,000     13,207      6,011      6,011    106,012      8,496      8,496    108,497     12,065     12,065    112,065

      11      1,000     14,917      6,480      6,480    106,481      9,473      9,473    109,474     13,957     13,957    113,957
      12      1,000     16,713      6,924      6,924    106,925     10,474     10,474    110,475     16,023     16,023    116,024
      13      1,000     18,599      7,343      7,343    107,344     11,500     11,500    111,501     18,282     18,282    118,282
      14      1,000     20,579      7,737      7,737    107,738     12,551     12,551    112,551     20,751     20,751    120,752
      15      1,000     22,657      8,105      8,105    108,106     13,626     13,626    113,626     23,452     23,452    123,453

      16      1,000     24,840      8,495      8,495    108,496     14,809     14,809    114,809     26,554     26,554    126,555
      17      1,000     27,132      8,857      8,857    108,858     16,025     16,025    116,025     29,966     29,966    129,967
      18      1,000     29,539      9,188      9,188    109,188     17,271     17,271    117,272     33,718     33,718    133,718
      19      1,000     32,066      9,486      9,486    109,487     18,548     18,548    118,549     37,844     37,844    137,844
      20      1,000     34,719      9,748      9,748    109,749     19,853     19,853    119,853     42,381     42,381    142,381

    @ 65      1,000     69,761      9,374      9,374    109,374     33,499     33,499    133,499    121,494    121,494    221,495

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 2 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE

            THE FLEX EDGE SUCCESS--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                               ASSUMING GUARANTEED CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        511          0    100,512        554          0    100,555        598          0    100,598
       2      1,000      2,153      1,154        269    101,155      1,277        392    101,278      1,406        521    101,406
       3      1,000      3,310      1,775        468    101,775      2,019        712    102,020      2,285        978    102,285
       4      1,000      4,526      2,373      1,066    102,374      2,781      1,474    102,781      3,241      1,934    103,241
       5      1,000      5,802      2,948      1,640    102,948      3,560      2,253    103,561      4,279      2,972    104,280

       6      1,000      7,142      3,497      2,335    103,498      4,357      3,195    104,358      5,408      4,246    105,408
       7      1,000      8,549      4,020      3,002    104,020      5,170      4,152    105,170      6,632      5,615    106,633
       8      1,000     10,027      4,515      3,643    104,516      5,998      5,126    105,999      7,963      7,090    107,963
       9      1,000     11,578      4,981      4,546    104,982      6,840      6,405    106,841      9,406      8,971    109,407
      10      1,000     13,207      5,419      5,419    105,419      7,696      7,696    107,697     10,975     10,975    110,975

      11      1,000     14,917      5,824      5,824    105,824      8,563      8,563    108,564     12,676     12,676    112,677
      12      1,000     16,713      6,195      6,195    106,195      9,439      9,439    109,439     14,523     14,523    114,524
      13      1,000     18,599      6,531      6,531    106,532     10,322     10,322    110,323     16,527     16,527    116,528
      14      1,000     20,579      6,831      6,831    106,831     11,211     11,211    111,212     18,703     18,703    118,704
      15      1,000     22,657      7,091      7,091    107,091     12,102     12,102    112,102     21,063     21,063    121,064

      16      1,000     24,840      7,352      7,352    107,352    13,,066     13,066    113,066     23,757     23,757    123,758
      17      1,000     27,132      7,566      7,566    107,566     14,031     14,031    114,032     26,696     26,696    126,696
      18      1,000     29,539      7,726      7,726    107,727     14,991     14,991    114,991     29,897     29,897    129,898
      19      1,000     32,066      7,829      7,829    107,829     15,938     15,938    115,938     33,384     33,384    133,385
      20      1,000     34,719      7,864      7,864    107,865     16,863     16,863    116,863     37,178     37,178    137,178

    @ 65      1,000     69,761      2,894      2,894    102,894     22,504     22,504    122,504     98,872     98,872    198,872

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 1 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
FEMALE 35 NEVERSMOKE

               THE FLEX EDGE SUCCESS--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                              ASSUMING CURRENT CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        601          0    100,601        647          0    100,648        693          0    100,694
       2      1,000      2,153      1,332        478    101,332      1,466        612    101,467      1,607        753    101,607
       3      1,000      3,310      2,040        845    102,041      2,310      1,115    102,310      2,602      1,407    102,603
       4      1,000      4,526      2,725      1,530    102,725      3,177      1,982    103,178      3,687      2,492    103,688
       5      1,000      5,802      3,385      2,189    103,385      4,068      2,873    104,069      4,869      3,673    104,869

       6      1,000      7,142      4,019      2,956    104,020      4,982      3,919    104,983      6,156      5,092    106,156
       7      1,000      8,549      4,626      3,694    104,627      5,918      4,986    105,918      7,556      6,624    107,557
       8      1,000     10,027      5,206      4,405    105,207      6,876      6,075    106,876      9,081      8,280    109,082
       9      1,000     11,578      5,759      5,360    105,760      7,857      7,457    107,857     10,744     10,344    110,744
      10      1,000     13,207      6,286      6,286    106,287      8,862      8,862    108,863     12,558     12,558    112,558

      11      1,000     14,917      6,793      6,793    106,794      9,899      9,899    109,900     14,545     14,545    114,546
      12      1,000     16,713      7,281      7,281    107,281     10,969     10,969    110,969     16,724     16,724    116,724
      13      1,000     18,599      7,748      7,748    107,749     12,072     12,072    112,072     19,112     19,112    119,113
      14      1,000     20,579      8,196      8,196    108,196     13,209     13,209    113,209     21,731     21,731    121,731
      15      1,000     22,657      8,624      8,624    108,624     14,382     14,382    114,382     24,603     24,603    124,604

      16      1,000     24,840      9,081      9,081    109,082     15,677     15,677    115,678     27,908     27,908    127,908
      17      1,000     27,132      9,519      9,519    109,520     17,021     17,021    117,021     31,554     31,554    131,555
      18      1,000     29,539      9,937      9,937    109,937     18,412     18,412    118,413     35,578     35,578    135,578
      19      1,000     32,066     10,331     10,331    110,331     19,852     19,852    119,853     40,016     40,016    140,017
      20      1,000     34,719     10,703     10,703    110,703     21,343     21,343    121,344     44,915     44,915    144,916

    @ 65      1,000     69,761     12,890     12,890    112,890     39,275     39,275    139,275    132,920    132,920    232,921

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 38.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 2 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
FEMALE 35 NEVERSMOKE

              THE FLEX EDGE SUCCESS--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                               ASSUMING GUARANTEED CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        533         0     100,533        577          0    100,577        621          0    100,621
       2      1,000      2,153      1,196       342     101,197      1,322        468    101,323      1,454        600    101,454
       3      1,000      3,310      1,837       642     101,838      2,088        893    102,088      2,360      1,164    102,360
       4      1,000      4,526      2,455     1,260     102,456      2,874      1,678    102,874      3,345      2,150    103,346
       5      1,000      5,802      3,049     1,854     103,050      3,678      2,483    102,679      4,417      3,221    104,417

       6      1,000      7,142      3,618     2,554     103,618      4,502      3,483    104,502      5,581      4,517    105,582
       7      1,000      8,549      4,159     3,226     104,159      5,342      4,410    105,342      6,845      5,913    106,846
       8      1,000     10,027      4,673     3,872     104,673      6,199      5,398    106,200      8,219      7,419    108,220
       9      1,000     11,578      5,160     4,760     105,160      7,074      6,674    107,075      9,715      9,315    109,715
      10      1,000     13,207      5,621     5,621     105,622      7,968      7,968    107,968     11,343     11,343    111,343

      11      1,000     14,917      6,055     6,055     106,056      8,880      8,880    108,880     13,117     13,117    113,117
      12      1,000     16,713      6,462     6,462     106,463      9,810      9,810    109,810     15,051     15,051    115,051
      13      1,000     18,599      6,840     6,840     106,841     10,757     10,757    110,757     17,158     17,158    117,159
      14      1,000     20,579      7,188     7,188     107,189     11,719     11,719    111,720     19,455     19,455    119,456
      15      1,000     22,657      7,505     7,505     107,506     12,697     12,697    112,698     21,960     21,960    121,960

      16      1,000     24,840      7,833     7,833     107,833     13,764     13,764    113,764     24,826     24,826    124,827
      17      1,000     27,132      8,126     8,126     108,126     14,850     14,850    114,850     27,970     27,970    127,971
      18      1,000     29,539      8,380     8,380     108,380     15,952     15,952    115,953     31,416     31,416    131,416
      19      1,000     32,066      8,591     8,591     108,591     17,065     17,065    117,066     35,190     35,190    135,191
      20      1,000     34,719      8,757     8,757     108,758     18,189     18,189    118,190     39,328     39,328    139,328

    @ 65      1,000     69,761      7,497     7,497     107,497     29,438     29,438    129,439    111,012    111,012    211,012

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 38.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for 15 years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 1 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE
FEMALE 35 NEVERSMOKE

                JOINT EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                             ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        513          0    100,000        557          0    100,000        601          0    100,000
       2      1,000      2,153      1,156        174    100,000      1,281        299    100,000      1,412        429    100,000
       3      1,000      3,310      1,778        697    100,000      2,025        945    100,000      2,294      1,213    100,000
       4      1,000      4,526      2,378      1,207    100,000      2,790      1,619    100,000      3,255      2,084    100,000
       5      1,000      5,802      2,954      1,748    100,000      3,574      2,367    100,000      4,302      3,096    100,000

       6      1,000      7,142      3,506      2,444    100,000      4,377      3,315    100,000      5,441      4,380    100,000
       7      1,000      8,549      4,033      3,116    100,000      5,199      4,282    100,000      6,684      5,767    100,000
       8      1,000     10,027      4,533      3,836    100,000      6,038      5,342    100,000      8,036      7,340    100,000
       9      1,000     11,578      5,008      4,531    100,000      6,899      6,422    100,000      9,514      9,037    100,000
      10      1,000     13,207      5,454      5,454    100,000      7,776      7,776    100,000     11,126     11,126    100,000

      11      1,000     14,917      5,870      5,870    100,000      8,670      8,670    100,000     12,885     12,885    100,000
      12      1,000     16,713      6,248      6,248    100,000      9,573      9,573    100,000     14,799     14,799    100,000
      13      1,000     18,599      6,585      6,585    100,000     10,482     10,482    100,000     16,883     16,883    100,000
      14      1,000     20,579      6,879      6,879    100,000     11,396     11,396    100,000     19,154     19,154    100,000
      15      1,000     22,657      7,127      7,127    100,000     12,313     12,313    100,000     21,632     21,632    100,000

      16      1,000     24,840      7,328      7,328    100,000     13,231     13,231    100,000     24,340     24,340    100,000
      17      1,000     27,132      7,482      7,482    100,000     14,151     14,151    100,000     27,303     27,303    100,000
      18      1,000     29,539      7,584      7,584    100,000     15,069     15,069    100,000     30,550     30,550    100,000
      19      1,000     32,066      7,630      7,630    100,000     15,981     15,981    100,000     34,112     34,112    100,000
      20      1,000     34,719      7,614      7,614    100,000     16,882     16,882    100,000     38,022     38,022    100,000

    @ 65      1,000     69,761      1,989      1,989    100,000     23,387     23,387    100,000    108,037    108,037    100,000

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 24.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 2 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE
FEMALE 35 NEVERSMOKE

               JOINT EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                        ASSUMING GUARANTEED CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        386          0    100,000        426          0    100,000        466          0    100,000
       2      1,000      2,153        899          0    100,000      1,007         25    100,000      1,121        139    100,000
       3      1,000      3,310      1,383        302    100,000      1,594        513    100,000      1,823        743    100,000
       4      1,000      4,526      1,837        667    100,000      2,183      1,012    100,000      2,575      1,404    100,000
       5      1,000      5,802      2,258      1,052    100,000      2,772      1,565    100,000      3,378      2,172    100,000

       6      1,000      7,142      2,645      1,584    100,000      3,358      2,297    100,000      4,236      3,174    100,000
       7      1,000      8,549      2,992      2,076    100,000      3,937      3,020    100,000      5,149      4,233    100,000
       8      1,000     10,027      3,301      2,604    100,000      4,508      3,811    100,000      6,125      5,428    100,000
       9      1,000     11,578      3,569      3,092    100,000      5,068      4,592    100,000      7,167      6,690    100,000
      10      1,000     13,207      3,796      3,796    100,000      5,618      5,618    100,000      8,284      8,284    100,000

      11      1,000     14,917      3,979      3,979    100,000      6,152      6,152    100,000      9,480      9,480    100,000
      12      1,000     16,713      4,116      4,116    100,000      6,668      6,668    100,000     10,762     10,762    100,000
      13      1,000     18,599      4,203      4,203    100,000      7,161      7,161    100,000     12,136     12,136    100,000
      14      1,000     20,579      4,237      4,237    100,000      7,626      7,626    100,000     13,611     13,611    100,000
      15      1,000     22,657      4,214      4,214    100,000      8,059      8,059    100,000     15,195     15,195    100,000

      16      1,000     24,840      4,129      4,129    100,000      8,452      8,452    100,000     16,898     16,898    100,000
      17      1,000     27,132      3,974      3,974    100,000      8,796      8,796    100,000     18,726     18,726    100,000
      18      1,000     29,539      3,738      3,738    100,000      9,078      9,078    100,000     20,687     20,687    100,000
      19      1,000     32,066      3,411      3,411    100,000      9,285      9,285    100,000     22,791     22,791    100,000
      20      1,000     34,719      2,983      2,983    100,000      9,403      9,403    100,000     25,051     25,051    100,000

    @ 65      1,000     69,761          0          0          0      1,635      1,635    100,000     61,649     61,649    100,000

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 24.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 1 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE
FEMALE 35 NEVERSMOKE

                 JOINT EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                         ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        512          0    100,512        555          0    100,556        599          0    100,600
       2      1,000      2,153      1,151        169    101,151      1,275        293    101,276      1,405        423    101,406
       3      1,000      3,310      1,768        687    101,768      2,014        933    102,014      2,281      1,200    102,281
       4      1,000      4,526      2,360      1,190    102,361      2,769      1,598    102,769      3,230      2,060    103,231
       5      1,000      5,802      2,928      1,721    102,928      3,541      2,335    103,541      4,261      3,055    104,262

       6      1,000      7,142      3,468      2,407    103,469      4,328      3,267    104,329      5,379      4,318    105,380
       7      1,000      8,549      3,982      3,065    103,982      5,130      4,213    105,131      6,592      5,675    106,592
       8      1,000     10,027      4,466      3,769    104,466      5,945      5,248    105,945      7,906      7,209    107,907
       9      1,000     11,578      4,923      4,466    104,923      6,775      6,298    106,775      9,334      8,857    109,335
      10      1,000     13,207      5,348      5,348    105,348      7,615      7,615    107,616     10,882     10,882    110,883

      11      1,000     14,917      5,740      5,740    105,741      8,464      8,464    108,465     12,561     12,561    112,561
      12      1,000     16,713      6,090      6,090    106,091      9,313      9,313    109,314     14,373     14,373    114,373
      13      1,000     18,599      6,396      6,396    106,396     10,158     10,158    110,158     16,328     16,328    116,328
      14      1,000     20,579      6,654      6,654    106,655     10,995     10,995    110,996     18,438     18,438    118,439
      15      1,000     22,657      6,863      6,863    106,863     11,822     11,822    111,822     20,715     20,715    120,715

      16      1,000     24,840      7,020      7,020    107,020     12,633     12,633    112,633     23,172     23,172    123,173
      17      1,000     27,132      7,125      7,125    107,126     13,429     13,429    113,429     25,828     25,828    125,829
      18      1,000     29,539      7,175      7,175    107,175     14,202     14,202    114,202     28,697     28,697    128,697
      19      1,000     32,066      7,164      7,164    107,165     14,947     14,947    114,947     31,795     31,795    131,795
      20      1,000     34,719      7,087      7,087    107,088     15,654     15,654    115,654     35,137     35,137    135,137

    @ 65      1,000     69,761        767        767    100,768     17,776     17,776    117,776     85,992     85,992    185,993

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 24.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                                                          PAGE 2 OF 2
                 STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                             FACE AMOUNT: $100,000
                                                                                                    INITIAL ANNUAL PREMIUM: $1,000
MALE 35 NEVERSMOKE
FEMALE 35 NEVERSMOKE

                 JOINT EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                         ASSUMING GUARANTEED CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        384          0    100,384        424          0    100,424        463          0    100,464
       2      1,000      2,153        893          0    100,894      1,001         19    101,002      1,114        132    101,464
       3      1,000      3,310      1,372        291    101,372      1,581        500    101,581      1,808        728    101,809
       4      1,000      4,526      1,818        648    101,819      2,160        989    102,161      1,548      1,377    102,548
       5      1,000      5,802      2,230      1,023    102,230      2,736      1,529    102,736      3,333      2,127    103,334

       6      1,000      7,142      2,640      1,543    102,605      3,305      2,243    103,305      4,167      3,106    104,168
       7      1,000      8,549      2,937      2,020    102,937      3,861      2,945    103,862      5,048      4,131    105,048
       8      1,000     10,027      3,228      2,531    103,229      4,405      3,708    104,405      5,981      5,284    105,981
       9      1,000     11,578      3,476      2,999    103,476      4,932      4,455    104,932      6,967      6,491    106,968
      10      1,000     13,207      3,681      3,681    103,681      5,441      5,441    105,441      8,013      8,013    108,014

      11      1,000     14,917      3,839      3,839    103,839      5,927      5,927    105,927      9,120      9,120    109,121
      12      1,000     16,713      3,948      3,948    103,948      6,385      6,385    106,386     10,290     10,290    110,290
      13      1,000     18,599      4,004      4,004    104,005      6,811      6,811    106,812     11,525     11,525    111,526
      14      1,000     20,579      4,006      4,006    104,006      7,199      7,199    107,200     12,829     12,829    112,829
      15      1,000     22,657      3,948      3,948    103,948      7,542      7,542    107,543     14,202     14,202    114,202

      16      1,000     24,840      3,826      3,826    103,826      7,833      7,833    107,833     15,646     15,646    115,646
      17      1,000     27,132      3,632      3,632    103,632      8,060      8,060    108,060     17,158     17,158    117,158
      18      1,000     29,539      3,357      3,357    103,357      8,208      8,208    108,209     18,734     18,734    118,734
      19      1,000     32,066      2,990      2,990    102,990      8,263      8,263    108,264     20,368     20,368    120,368
      20      1,000     34,719      2,523      2,523    102,523      8,211      8,211    108,212     22,055     22,055    122,055

    @ 65      1,000     69,761          0          0          0          0          0          0     40,186     40,186    140,186

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 24.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                                       VERSION B

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY



HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                         MAIL OPERATIONS (VPMO):
Hartford, Connecticut                                                PO Box 8027

                                                           Boston, MA 02266-8027
                         VARIABLE LIFE INSURANCE POLICY

                                   PROSPECTUS


                                   May 1, 1998

    This Prospectus describes a Flexible Premium Variable Life Insurance Policy (the "Policy"), offered by Phoenix Home Life Mutual Insurance Company ("Phoenix"). An applicant chooses the amount of Issue Premium desired and it is then shown in the Policy. Generally, the minimum Issue Premium Phoenix will accept is 1/6 of the Planned Annual Premium. Phoenix may, in some cases, accept less than that amount. The amount and payment frequency of planned premiums are as shown in the Policy. If too much is paid in premium in the early Policy Years, the Policy could become a modified endowment contract. This would cause loans and other amounts received under the Policy to be subject to tax and/or penalties. Currently, Phoenix notifies a Policyowner when a Policy becomes a modified endowment contract.

    Premium payments are allocated to one or more of the Subaccounts of the Phoenix Home Life Variable Universal Life Account (the "VUL Account") or to the Guaranteed Interest Account ("GIA"), as specified in the applicant's application for insurance. The VUL Account is divided into Subaccounts, each of which invests in a corresponding series of the Phoenix Edge Series Fund or Wanger Advisors Trust (each the "Fund" or collectively, the "Funds"). For certain Policyowners, the Issue Premium is first allocated to the Money Market Subaccount before being allocated according to the instructions in the application.


    There is no guaranteed minimum Policy Value except for that portion of Policy Value invested in the GIA, which has a 4% minimum interest rate guarantee. The Policy Value not invested in the GIA will vary to reflect the investment experience of the Subaccounts of the VUL Account to which premiums have been allocated. A Policyowner bears the investment risk for all amounts so allocated. The Policy will remain in effect so long as the Policy Value or Cash Surrender Value is sufficient to pay certain monthly charges imposed in connection with the Policy.


    The death benefit under the Policy equals the Policy's face amount on the date of the Insured's death or, if greater, the Policy Value on the date of death increased by the applicable percentage set forth in the Policy. Other death benefit options also are available.


    A Policyowner may cancel the Policy within 10 days (or longer in some states), after the Policyowner receives it or 10 days after Phoenix mails or delivers a written notice of withdrawal right to the Policyowner, or within 45 days of completing the application, whichever is latest.


    IT MAY NOT BE ADVANTAGEOUS TO PURCHASE A POLICY AS A REPLACEMENT FOR AN EXISTING LIFE INSURANCE POLICY OR ANNUITY CONTRACT. YOU SHOULD RECOGNIZE THAT A POLICY THAT HAS BEEN IN EXISTENCE FOR A PERIOD OF TIME MIGHT HAVE CERTAIN ADVANTAGES TO YOU OVER A NEW POLICY. ON THE OTHER HAND, THE PROPOSED POLICY MAY OFFER NEW FEATURES WHICH ARE MORE IMPORTANT TO YOU.

    IT IS IN YOUR BEST INTEREST TO HAVE ADEQUATE INFORMATION BEFORE A DECISION TO REPLACE YOUR PRESENT LIFE INSURANCE COVERAGE BECOMES FINAL SO THAT YOU MAY UNDERSTAND THE BASIC FEATURES OF BOTH THE PROPOSED POLICY AND YOUR EXISTING COVERAGE.

    IF YOU ARE REPLACING AN ANNUITY CONTRACT, IT IS IMPORTANT FOR YOU TO UNDERSTAND THE FUNDAMENTAL DIFFERENCES BETWEEN ANNUITIES AND LIFE INSURANCE AND HOW THEY ARE TREATED DIFFERENTLY UNDER THE TAX LAWS.

    IN ALL CASES IT IS IMPORTANT TO KNOW IF THE REPLACEMENT WILL RESULT IN CURRENT TAX LIABILITY.

    This Prospectus provides information about the Policy that prospective investors should know before investing and is valid only if accompanied by or preceded by current prospectuses for the Funds. This Prospectus and the prospectuses for the Funds should be read and retained for future reference.

    THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE POLICIES ARE SUBJECT TO INVESTMENT RISK INCLUDING THE FLUCTUATION OF POLICY VALUES AND THE POSSIBLE LOSS OF PRINCIPAL INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Heading                                                    Page
-------------------------------------------------------------------

VARIABLE LIFE INSURANCE POLICY ..........................     1
TABLE OF CONTENTS .......................................     2
SPECIAL TERMS ...........................................     3
SUMMARY .................................................     3
PERFORMANCE HISTORY......................................     5
PHOENIX AND THE VUL ACCOUNT .............................     7
   Phoenix...............................................     7
   The VUL Account ......................................     7
   The  GIA ............................................      7
THE POLICY ..............................................     7
   Introduction .........................................     7
   Eligible Purchasers ..................................     7
   Premium Payment ......................................     7
   Allocation of Issue Premium ..........................     8
   Right to Cancel Period ...............................     8
   Temporary Insurance Coverage .........................     8
   Transfer of Policy Value .............................     9
   Determination of Subaccount Values ...................     9
   Death Benefit ........................................    10
   Surrenders ...........................................    10
   Policy Loans .........................................    11
   Lapse ................................................    11
   Payment of Premiums During Period of Disability ......    12
   Additional Insurance Options .........................    12
   Additional Rider Benefits ............................    12
INVESTMENTS OF THE VUL ACCOUNT ..........................    13
   Participating Mutual Funds ...........................    13
    Investment Advisers.................................     14
    Services of the Advisers............................     14
   Reinvestment and Redemption ..........................    15
   Substitution of Investments ..........................    15
CHARGES AND DEDUCTIONS ..................................    15
   Monthly Deduction ....................................    15
   Premium Taxes ........................................    15
   Mortality and Expense Risk Charge ....................    16
   Investment Management Charge .........................    16
   Other Charges ........................................    16
GENERAL PROVISIONS ......................................    17
   Postponement of Payments .............................    17
      Payment by Check ..................................    17
   The Contract .........................................    17
   Suicide ..............................................    17
   Incontestability ......................................   17
   Change of Owner or Beneficiary ........................   17
   Assignment ............................................   17
   Misstatement of Age or Sex ............................   17
   Surplus ...............................................   17
PAYMENT OF PROCEEDS ......................................   17
   Surrender and Death Benefit Proceeds ..................   17
   Payment Options .......................................   18
FEDERAL TAX CONSIDERATIONS ...............................   18
   Introduction ..........................................   18
    Phoenix's Tax Status ................................    19
   Policy Benefits .......................................   19
   Business-Owned Policies................................   19
   Modified Endowment Contracts ..........................   19
   Limitations on Unreasonable Mortality
      and Expense Charges ................................   20
   Qualified Plans .......................................   20
   Diversification Standards .............................   20
   Change of Ownership or Insured or Assignment ..........   21
   Other Taxes ...........................................   21
VOTING RIGHTS ............................................   21
   The Funds .............................................   21
   Phoenix ...............................................   21
THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX ..........   21
SAFEKEEPING OF THE VUL  ACCOUNT'S ASSETS ................    22
SALES OF POLICIES ........................................   22
STATE REGULATION .........................................   23
REPORTS ..................................................   23
LEGAL PROCEEDINGS ........................................   23
LEGAL MATTERS ............................................   23
REGISTRATION STATEMENT ...................................   23
YEAR 2000 ISSUE...........................................   23
FINANCIAL STATEMENTS .....................................   23
APPENDIX A ...............................................   68
APPENDIX B ...............................................   69

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SPECIAL TERMS
------------------------------------------------------------------------------
    As used in this Prospectus, the following terms have the indicated meanings:

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent Policy Anniversary.

BENEFICIARY: The person or persons specified by the Policyowner as entitled to receive the death benefits under a Policy.

CASH SURRENDER VALUE: The Policy Value less any surrender charge that would apply on the date of surrender and less any Debt.


DEATH BENEFIT GUARANTEE: An additional benefit rider available with the Policy that guarantees a death benefit equal to the initial face amount or the face amount as later increased or decreased, provided that Minimum Required Premiums are paid. See "Additional Rider Benefits."


DEBT: Outstanding loans against a Policy, plus accrued interest.

FUND(S): The Phoenix Edge Series Fund and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of Phoenix.

GUARANTEED INTEREST ACCOUNT (GIA): An allocation option under which amounts deposited are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, in the sole discretion of Phoenix.


IN FORCE: Conditions under which the coverage under a Policy is in effect and the Insured's life remains insured.


INSURED: The person upon whose life the Policy is issued.

IN WRITING (WRITTEN REQUEST): In a written form satisfactory to Phoenix and delivered to VPMO.

ISSUE PREMIUM: The premium payment made in connection with the issue of the Policy.

MATURITY DATE: The latest date that the Policy will terminate.


MINIMUM REQUIRED PREMIUM: The required premium as specified in the Policy. An increase or decrease in the face amount of the Policy will change the Minimum Required Premium amount.


MONTHLY CALCULATION DAY: The first Monthly Calculation Day is the same day as the Policy Date. Subsequent Monthly Calculation Days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Day.


PAYMENT DATE: The Valuation Date on which a premium payment or loan repayment is received at Phoenix, unless it is received after the close of the New York Stock Exchange (the "NYSE"), in which case it will be the next Valuation Date.


PHOENIX: Phoenix Home Life Mutual Insurance Company, Hartford, Connecticut.

PLANNED ANNUAL PREMIUM: The premium amount that the Policyowner agrees to pay each Policy Year. It must be at least equal to the minimum premium required for the face amount of insurance selected and must be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the Policy Date.

POLICY DATE: The Policy Date as shown on the Schedule Page of the Policy. It is the date from which Policy Years and Policy Anniversaries are measured.


POLICY MONTH: The period from one Monthly Calculation Day up to, but not including, the next Monthly Calculation Day.

POLICYOWNER (OWNER): The  Owner of a Policy.

POLICY VALUE: The sum of a Policy's share in the values of each Subaccount of the VUL Account plus the Policy's share in the values of the GIA.

POLICY YEAR: The first Policy Year is the one-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the one-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

PROPORTIONATE: Amounts allocated to Subaccounts on a proportionate basis are allocated by increasing (or decreasing) a Policy's share in the value of the affected Subaccounts so that such shares maintain the same ratio to each other before and after the allocation.

SERIES:  A separate investment portfolio  of the Fund.


SUBACCOUNTS: Accounts within the VUL Account to which non-loaned assets under a Policy are allocated.

UNIT: A standard of measurement used in determining the value of a Policy. The value of a Unit for each Subaccount will reflect the investment performance of that Subaccount and will vary in dollar amount.

VALUATION DATE: For any Subaccount, each date on which the net asset value of the Fund is determined.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one Valuation Date through the next.


VPMO: The Variable Products Mail Operation Division of Phoenix that receives and processes incoming mail for Variable Products Operations.


VUL ACCOUNT: Phoenix Home Life Variable Universal Life Account.

VULA: Variable and Universal Life Administration Division of Phoenix.

SUMMARY
------------------------------------------------------------------------------
1. WHAT IS THE DIFFERENCE BETWEEN THE POLICY AND A CONVENTIONAL FIXED BENEFIT LIFE INSURANCE POLICY?

    Like conventional fixed benefit life insurance, so long as the Policy remains In Force, the Policy will provide for: (1) the payment of a death benefit to a Beneficiary upon the Insured's death; (2) the accumulation of cash value; and (3) surrender rights and Policy loan privileges.

    The Policy differs from conventional fixed benefit life insurance by allowing Policyowners to allocate premiums to one or more Subaccounts of the VUL Account or to the GIA. Each Subaccount invests exclusively in a designated portfolio of the Fund. Also, under the Policy, the Policy Value invested in the VUL Account is not guaranteed and may increase or decrease depending upon the investment experience of the Subaccounts of the VUL Account. Accordingly, the Policyowner bears the investment risk of any depreciation in value of the underlying assets but reaps the benefits of any appreciation in value. See "Policy Value."

    In addition, unlike conventional fixed benefit life insurance, a Policyowner also has the flexibility to make additional premium payments and to thereby adjust the Policy Value. However, unlike conventional fixed benefit life insurance, the Policy does not require a Policyowner to adhere to a fixed premium payment schedule. Moreover, after the payment of the Issue Premium, the failure to make additional premium payments will not in itself cause the Policy to lapse. Conversely, the payment of additional premiums will not guarantee that the Policy will remain In Force. Generally, lapse will occur when the Cash Surrender Value is insufficient to pay certain charges deducted on the Monthly Calculation Day, and a grace period expires without payment of the additional amount required. See "Lapse."

    If a Whole Life Exchange Option Rider is attached to the Policy, the Policy may be exchanged for a fixed benefit whole life policy. See "Additional Rider Benefits."



2. IS THERE A GUARANTEED ACCOUNT OPTION?

    Yes. A Policyowner may elect to have premium payments allocated to the GIA. Amounts allocated to the GIA earn a fixed rate of interest and Phoenix also may, in its sole discretion, credit excess interest. See Appendix A.



3. WHAT IS THE DEATH BENEFIT UNDER THE POLICY?

    The Policy provides for the payment of a benefit upon the death of the Insured. Upon application for a Policy, an applicant designates an Issue Premium. The Policy indicates the face amount of insurance. The death benefit will equal the face amount on the date of the Insured's death or, if greater, the Policy Value on the date of the Insured's death increased by the applicable percentage set forth in the Policy. If the enhanced death benefit option is selected, the death benefit will equal the face amount on the date of the Insured's death plus the Policy Value or, if greater, the Policy Value on the date of the Insured's death increased by the applicable percentage set forth in the Policy. Guaranteed death benefit and living benefits riders also are available. See "Death Benefit."



4. HOW LONG WILL THE POLICY REMAIN IN FORCE?

    The Policy will lapse only when the Cash Surrender Value is insufficient to pay the monthly deduction (see "Charges and Deductions--Monthly Deductions"), and a grace period expires without payment of the additional amount required. In this respect, the Policy differs in two important respects from a conventional life insurance Policy. First, the failure to pay additional premiums will not automatically cause the Policy to lapse. Second, the payment of premiums of any prespecified amount does not guarantee that the Policy will remain In Force until the Maturity Date. A rider is available to ensure that premium payments will continue during a period of disability.



5. WHAT CHARGES ARE THERE IN CONNECTION WITH THE POLICY?

    MONTHLY DEDUCTION: A deduction is made each Policy Month from the Policy Value (excluding the value of the loaned portion of the GIA) to pay the cost of insurance provided under the Policy; the cost of any rider benefits provided; any unpaid balance of the $150 issue expense charge; and an administrative charge as shown on the Schedule Page of the Policy. The administrative charge may vary but in no event will it exceed $10 per month. Currently, the administrative charge is $5 per month. See "Charges and Deductions."


    OTHER CHARGES: A fee equal to the lesser of $25 or 2% of the partial surrender amount paid is deducted from the Policy Value for each partial surrender. A partial surrender charge equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by applying a formula, also is assessed against the VUL Account Subaccounts or the GIA when a partial surrender is made.

    No charges are currently made from the VUL Account or the GIA for federal or state income taxes. If Phoenix determines that such taxes may be imposed, it may make deductions from the VUL Account to pay these taxes.


    Phoenix charges each Subaccount of the VUL Account the daily equivalent of 0.80% on an annual basis of the current value of the Subaccount's net assets for its assumption of certain mortality and expense risks incurred in connection with the Policy.

    Premium amounts also are reduced by any applicable state premium tax based on the Policyowner's last known address on record with VULA and, for payments made during a grace period, by the amount needed to cover any monthly deductions made during the grace period.

    In addition, certain charges are deducted from the assets of the Funds. For investment advisory services, each Series of a Fund pays the adviser a separate monthly fee calculated on the basis of its average daily net assets during the year. See "Charges and Deductions--Other Charges."

    In addition, each Series pays a portion or all of its other operating expenses other than the management fees: the Enhanced Index Series will pay up to .10%; the Growth, Multi-Sector, Allocation, Money Market and Balanced Series will pay up to .15%; the Real Estate, Theme and Asia Series will pay up to .25%; the International Series will pay up to .40%; the Wanger U.S. Small Cap Series will pay up to .50%; and the Wanger International Small Cap Series will pay up to .60% of its average net assets annually.
See "Charges and  Deductions."



6. IS THERE A RIGHT TO CANCEL PERIOD?
    Yes. The Policyowner may cancel the Policy within 10 days after the Policyowner receives it (or longer in some states), or 10 days after Phoenix mails or delivers a written notice of withdrawal right to the Policyowner, or within 45 days of completing the application, whichever is latest.


7. HOW ARE PREMIUMS ALLOCATED?

    If the applicant elects the Temporary Money Market Allocation Amendment in the application, Phoenix will allocate the entire Issue Premium less any applicable charges to the Money Market Subaccount of the VUL Account. Phoenix requires this election for all applicants in certain states and for applicants in certain states who indicate on their application that they intend the Policy to replace existing insurance. At the expiration of the Right to Cancel Period for such Policyowners, the Policy Value will be allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the Policyowner's allocation instructions in the application for insurance. All other Policyowners will have their Issue Premium less any applicable charges allocated according to the instructions in the application on the date it is received without first having the premium placed in the Money Market Subaccount. The Policy Value may be allocated among the available Subaccounts of the VUL Account, each of which invests in shares of a designated portfolio of the Funds, or to the GIA.


8. AFTER THE INITIAL ALLOCATION, MAY I CHANGE THE ALLOCATION OF POLICY VALUE? Yes. A Policyowner may transfer amounts among the Subaccounts of the VUL
Account or the GIA. Only one transfer per Policy Year is permitted from the unloaned portion of the GIA. The amount of that transfer is limited to the higher of $1,000 or 25% of the value of the Policy in the unloaned portion of the GIA. Also, Phoenix reserves the right to require that transfers be made by Written Request. Phoenix further reserves the right to permit transfers of less than $500 only if the entire balance in the Subaccount of the VUL Account or the GIA is transferred. A systematic transfer program also is available. See "Transfer of Policy Value."



9.  MAY THE POLICY BE SURRENDERED?

    Yes. A Policyowner may totally surrender the Policy at any time and receive the Cash Surrender Value. Subject to certain limitations, the Policyowner also may partially surrender the Policy at any time prior to the Maturity Date. In the future, Phoenix may set a minimum partial surrender amount, not to exceed $500. See "Surrenders--Partial Surrenders." A partial surrender will result in a decrease in the death benefit under the Policy. See "Death Benefit." If the Policy is totally or partially surrendered during the first 10 Policy Years, a surrender charge will apply. See "Surrender Charge." In addition, there may be certain tax consequences as the result of a surrender. For example, a Policy may be a modified endowment contract if the amount of premium paid during the first seven Policy Years is more than the amount that would have been paid if the Policy had provided for paid-up benefits after the payment of seven level annual premiums. Distributions such as loans and full or partial surrenders under a modified endowment contract may be taxable income to the extent they exceed the premiums paid. If such income is distributed before the Policyowner attains age 59 1/2, a 10% penalty tax may be imposed. See "Federal Tax Considerations."


10. WHAT IS THE POLICY'S LOAN PRIVILEGE?
    A Policyowner may obtain Policy loans in an amount up to 90% of the result of subtracting the remaining surrender charge from the Policy Value. The interest rate on a loan is at an effective annual rate as stated in the Policy, compounded daily and payable on each Policy Anniversary in arrears. The requested loan amount is transferred from the VUL Account to the loaned portion of the GIA and is credited with interest at an effective annual rate as stated in the Policy. Phoenix reserves the right not to allow loans of less than $500 unless the loans are to pay premiums on another policy issued by Phoenix. See "The Policy--Policy Loans."

    The proceeds of Policy loans may be subject to federal income tax under certain circumstances. See "Federal Tax Considerations."



11. HOW ARE INSURANCE BENEFITS PAID?

    Surrender and death benefits under the Policy may be paid in a lump sum or under one of the payment options set forth in the Policy. See "Payment Options."


PERFORMANCE HISTORY
-----------------------------------------------------------------------------

    From time to time, the VUL Account may include the performance history of any or all Subaccounts, in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION, SEE APPENDIX B "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Money Market Subaccount, as yield of the Multi-Sector Subaccount and as total return of any Subaccount. Current yield for the Money Market Subaccount will be based on the income earned by the Subaccount over a given seven-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the Account level.

    Yield calculations of the Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this seven-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Money Market Subaccount based on a seven-day period ending December 31, 1997.


Assumptions:

Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period:.................   1.439995
Value of the same account (excluding capital changes) at the
  end of the seven-day period:.....................................   1.441014
Calculation:
  Ending account value ............................................   1.441014
  Less beginning account value ....................................   1.439995
  Net change in account value .....................................   0.001019
Base period return:
  (adjusted change/beginning account value) .......................   0.000708
Current yield = return x (365/7) = ................................       3.69%
Effective yield = [(1 + return)(365/7)] - 1 = .......................     3.76%

     The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.


    For the Multi-Sector Subaccount, quotations of yield will be based on all investment income per Unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per Unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative charges.


    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    Below are quotations of average annual total return calculated as described above. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


                           AVERAGE ANNUAL TOTAL RETURN
                          FOR THE PERIOD ENDED 12/31/97
                          -----------------------------

                    COMMENCE-                       10    LIFE OF
SUBACCOUNT          MENT DATE  1 YEAR   5 YEARS    YEARS   FUND
----------          ---------  ------   -------    -----   ----
Multi-Sector.....    1/1/83      7.92%     9.31%    9.27%  9.59%
Balanced.........    5/1/92     14.61%     9.38%     N/A   9.86%
Allocation.......    9/17/84    17.34%     9.46%   10.63% 11.73%
Growth...........    1/1/83     17.67%    14.94%   15.94% 17.11%
International....    5/1/90      8.87%    13.34%     N/A   7.32%
Money Market.....   10/10/82     2.17%     2.79%    4.12%  4.96%
Real Estate......    5/1/95     18.61%      N/A      N/A  25.23%
Theme............    1/29/96    13.86%      N/A      N/A  11.87%
Asia.............    9/17/96   (34.41%)     N/A      N/A (28.08%)
Enhanced Index...    7/15/97      N/A       N/A      N/A   3.57%
U.S. Small Cap...    5/1/95     25.80%      N/A      N/A  32.34%
Int'l. Small Cap.    5/1/95    (4.27%)      N/A      N/A  21.28%


                              ANNUAL TOTAL RETURN*
                              --------------------
          MULTI-                ALLO-              INTER-   MONEY
YEAR      SECTOR   BALANCED    CATION    GROWTH   NATIONAL MARKET
----      ------   --------    ------    ------   -------- -------
1983....   5.06%      N/A        N/A     31.71%      N/A    7.36%
1984....  10.34%      N/A      (1.33%)    9.67%      N/A    9.23%
1985....  19.53%      N/A      26.20%    33.71%      N/A    7.06%
1986....  18.22%      N/A      14.65%    19.39%      N/A    5.56%
1987....   0.18%      N/A      11.55%     5.97%      N/A    5.55%
1988....   9.50%      N/A       1.42%     2.98%      N/A    6.49%
1989....   6.85%      N/A      18.37%    34.43%      N/A    7.93%
1990....   4.43%      N/A       5.05%     3.21%     (8.91%) 7.41%
1991....  18.54%      N/A      28.14%    41.46%     18.67%  5.03%
1992....   9.12%      8.77%     9.68%     9.30%    (13.61%) 2.65%
1993....  14.99%      7.75%    10.12%    18.75%     37.33%  2.06%
1994....  (6.21%)    (3.61%)   (2.19%)    0.66%     (0.73%) 3.01%
1995....  22.56%     22.37%    17.27%    29.85%      8.72%  4.86%
1996....  11.52%      9.68%     8.18%    11.69%     17.71%  4.19%
1997....  10.21%     17.00%    19.78%    20.12%     11.16%  4.35%

           REAL                             ENHANCED    U.S.      INT'L.
YEAR      ESTATE     THEME      ASIA         INDEX   SMALL CAP   SMALL CAP
1995....  17.19%**     N/A      N/A           N/A      16.01%**    33.96%**
1996....  32.06%    9.55%**    (0.06%)**      N/A      45.64%      31.15%
1997....  21.09%   16.25%     (32.94%)       5.46%**   28.41%      (2.24%)

* Sales Charges have not been deducted from the Annual Total Return. ** Since Inception.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including but not limited to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    The VUL Account may, from time to time, include in advertisements containing total returns, the ranking of those performance figures relative to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barron's, Business Week, Investor's Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's, The Outlook and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

    The Funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.


PHOENIX AND THE VUL ACCOUNT
-------------------------------------------------------------------------------
PHOENIX

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Its executive office is at One American Row, Hartford, Connecticut 06115 and its main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix is the nation's 9th largest mutual life insurance company and has consolidated assets of $18.5 billion. Phoenix sells insurance policies and annuity contracts through its own field force of full time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.



THE VUL ACCOUNT

    The VUL Account is a separate account of Phoenix formed on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, and it meets the definition of a "separate account" under that Act. Such registration does not involve supervision of the management of the VUL Account or Phoenix by the SEC.

    The VUL Account is divided into Subaccounts, each of which is available for allocation of Policy Value. If in the future Phoenix determines that marketing needs and investment conditions warrant, Phoenix may establish additional Subaccounts, which will be made available to existing Policyowners to the extent and on a basis determined by Phoenix. Each Subaccount will invest solely in shares of the Funds allocable to one of the available Series, each having the specified investment objective set forth under "Investments of the VUL Account--Participating Mutual Funds."


    Phoenix does not guarantee the investment performance of the VUL Account or any of its Subaccounts. The Policy Value allocated to the VUL Account depends on the investment performance of the Funds. Thus, the Policyowner bears the full investment risk for all monies invested in the VUL Account.


    The VUL Account is administered and accounted for as part of the general business of Phoenix, but the income, gains or losses of the VUL Account are credited to or charged against the assets held in the VUL Account, without regard to other income, gains or losses of any other business Phoenix may conduct. Under New York law, the assets of the VUL Account are not chargeable with liabilities arising out of any other business Phoenix may conduct. Nevertheless all obligations arising under the Policy are general corporate obligations of Phoenix.



THE GIA
    The GIA is not part of the VUL Account. It is accounted for as part of the General Account. Phoenix reserves the right to limit cumulative deposits, including transfers, to the unloaned portion of the GIA to no more than $250,000 during any one-week period. Phoenix will credit interest daily on the amounts allocated under the Policy to the GIA. The credited rate will be uniform by class. The loaned portion of the GIA will be credited interest at an effective annual fixed rate of 6%. Interest on the unloaned portion of the GIA will be credited at an effective annual rate of not less than 4%.


    Biweekly, Phoenix sets the interest rate that will apply to any net premium or transferred amounts deposited to the unloaned portion of the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guarantee period has just ended shall be the same rate as is applied to new deposits allocated to the GIA at the time that the guarantee period expired. This rate, likewise, will remain in effect for a guarantee period of one full year from the date the new rate is applied. For more complete information concerning the GIA, see Appendix A.


THE POLICY
-------------------------------------------------------------------------------
INTRODUCTION

    The Policy is a variable life insurance policy. The Policy has a death benefit, Cash Surrender Value and loan privilege such as is associated with a traditional fixed benefit whole life policy. The Policy differs from a fixed benefit whole life policy, however, because the Policyowner specifies into which of several Subaccounts of the VUL Account or the GIA net premium is to be allocated. Each Subaccount of the VUL Account, in turn, invests its assets exclusively in a portfolio of the Funds. The Policy Value varies according to the investment performance of the Series to which Policy Value has been allocated.



ELIGIBLE PURCHASERS
    Any person up to the age of 75 is eligible to be insured under a newly purchased Policy after providing acceptable evidence of insurability. A person can purchase a Policy to insure the life of another person provided that the Policyowner has an insurable interest in the life of the Insured, and the Insured consents.


PREMIUM PAYMENT

    The minimum Issue Premium for a Policy is generally 1/6 of the Planned Annual Premium. The Issue Premium is due on the Policy Date. The Insured must be alive when the Issue Premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the Schedule Page of the Policy. All premiums are payable in advance to VPMO, except that the Issue Premium may be paid to an authorized agent of Phoenix for forwarding to the Underwriting Department of Phoenix.

    Any premium payments will be reduced by the premium tax charge applicable in the state of the Policyowner's last known address on record with VULA. The Issue Premium also will be reduced by the issue expense charge of $150 on a pro rata basis in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon Policy lapse or termination.

    Premium payments received during a grace period also will be reduced by the amount needed to cover any monthly deductions during the grace period. The remainder will be applied on the Payment Date to the various Subaccounts of the VUL Account or to the GIA, based on the premium allocation schedule elected in the application for the Policy or as later changed. The allocation schedule for premium payments may be changed by calling VULA or writing to VPMO. Allocations to the VUL Account Subaccounts or to the GIA must be expressed in terms of whole percentages.

    The number of Units credited to a Subaccount of the VUL Account will be determined by dividing the portion of the net premium applied to that Subaccount by the Unit value of the Subaccount on the Payment Date.

    A Policyowner may increase or decrease the planned premium amount or payment frequency at any time by Written Request to VPMO. Phoenix reserves the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the Policy.

    A Policyholder also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the Policy under certain conditions during a period of total disability of the Insured. Under its terms, the specified premium will be waived upon Phoenix's receipt of proof that the Insured is totally disabled and that the disability occurred while the rider was In Force.

    The Policy contains a total premium limit as shown on the Schedule Page. This limit is applied to the sum of all premiums paid under the Policy. If the total premium limit is exceeded, the Policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the Policy Year in which the limit was exceeded. The Policy Value will then be adjusted to reflect the refund. The amount to be taken from each Subaccount or the GIA will be allocated in the same manner as provided for monthly deductions unless the Policyowner requests otherwise In Writing. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if Phoenix determines that additional premium would be permitted by federal laws or regulations.


    A Policyowner may authorize his bank to draw $25 or more from his personal checking account monthly to purchase Units in any available Subaccount. The amount the Policyowner designates will be automatically invested in the Subaccount of his choice on the date the bank draws on his account.

    Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option also is available to career agents of Phoenix (and their spouses and children).


ALLOCATION OF ISSUE PREMIUM

    Phoenix will generally allocate the Issue Premium less applicable charges to the VUL Account or to the GIA upon receipt of a completed application, in accordance with the allocation instructions in the application for a Policy. However, Policies issued in certain states, and Policies issued in certain states pursuant to applications which state the Policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, Phoenix temporarily allocates the entire Issue Premium paid less applicable charges (along with any other premiums paid during the Right to Cancel Period) to the Money Market Subaccount of the VUL Account, and, at the expiration of the Right to Cancel Period, the Policy Value of the Money Market Subaccount is allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the applicant's allocation instructions in the application for insurance.



RIGHT TO CANCEL PERIOD

    A Policy may be returned by mailing or delivering it to Phoenix within 10 days after the Policyowner receives it (or longer in some states); within 10 days after Phoenix mails or delivers a written notice of withdrawal right to the Policyowner; or within 45 days after the applicant signs the application for insurance, whichever occurs latest (the "Right to Cancel Period"). The returned Policy is treated as if Phoenix never issued the Policy and, except for Policies issued with a Temporary Money Market Allocation Amendment, Phoenix will return the sum of the following as of the date Phoenix receives the returned Policy:
(i) the then current Policy Value less any unpaid loans and loan interest; plus
(ii) any monthly deductions, partial surrender fees, other charges made under the Policy, including investment advisory fees, or any Fund expenses deducted. The amount returned for Policies issued with the Amendment will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.


    Phoenix reserves the right to disapprove an application for processing within seven days of receipt at Phoenix of the completed application for insurance, in which event Phoenix will return the premium paid. Even after approval of the application for processing, Phoenix reserves the right to decline issuance of the Policy, in which event Phoenix will refund the applicant the same amount as would have been refunded under the Policy had it been issued but returned for refund during the Right to Cancel Period.


TEMPORARY INSURANCE COVERAGE
    On the date the application for a Policy is signed and submitted with the Issue Premium, Phoenix issues a Temporary Insurance Receipt in connection with the application. Under the Temporary Insurance Receipt, the insurance protection applied for (subject to the limits of liability and in accordance with the terms set forth in the Policy and in the Receipt) takes effect on the date of the application.

TRANSFER OF POLICY VALUE
    SYSTEMATIC TRANSFER PROGRAM

    A Policyowner may elect to automatically transfer funds among the Subaccounts or the unloaned portion of the GIA on a monthly, quarterly, semi-annual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semi-annually, or $300 annually. A Policyowner must have an initial value of $1,000 in the GIA or the Subaccount that funds will be transferred from ("Sending Subaccount") and if the value in that Subaccount or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one Sending Subaccount or the GIA, but may be allocated to multiple Subaccounts ("Receiving Subaccounts"). Under the Systematic Transfer Program, Policyowners may make more than one transfer per Policy Year from the GIA, in approximate equal amounts over a minimum 18-month period.

    Only one Systematic Transfer Program can be active per Policy. After the completion of the Systematic Transfer Program, you can call VULA at (800) 892-4885 to begin a new Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month following receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.


    NON-SYSTEMATIC TRANSFERS

    Transfers among available Subaccounts or the GIA and changes in premium payment allocations may be requested In Writing or by calling (800) 892-4885, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time and will be executed on the date the request is received at VPMO, except as noted below. Unless the Policyowner elects In Writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on behalf of the Policyowner from his or her registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO") will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed In Writing to the Policyowner. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, the Policyowner would bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. These telephone transfer privileges may be modified or terminated at any time and during times of extreme market volatility, may be difficult to exercise. In such cases, the Policyowner should submit a Written Request.


    Phoenix reserves the right to permit transfers of less than $500 only if the entire balance in the Subaccount or the GIA is transferred or if the Systematic Transfer Program has been elected.


    Phoenix reserves the right to prohibit a transfer to any Subaccount of the VUL Account where the resultant value of the Policy's share in that Subaccount immediately after the transfer would be less than $500. It further reserves the right to require that the entire balance of a Subaccount or the GIA be transferred if the value of the Policy's share in that Subaccount would, immediately after the transfer, be less than $500.


    Unless Phoenix agrees otherwise or the Systematic Transfer Program has been elected, a Policyowner may make only one transfer per Policy Year from the unloaned portion of the GIA and the amount that may be transferred cannot exceed the greater of $1,000 or 25% of the value of the Policy in the unloaned portion of the GIA at the time of the transfer. Non-systematic transfers from the unloaned portion of the GIA will be effectuated on the date of receipt by VPMO.


    For policies issued with the Temporary Money Market Allocation Amendment, transfers may not be made until termination of the Right to Cancel Period.

    Phoenix reserves the right to limit the number of Subaccounts you may elect to a total of 18 at any one time and/or over the life of the Policy unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law.

    Because excessive trading can hurt Fund performance and harm Policyowners, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Policyowners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third party transfer service agreement.


DETERMINATION OF SUBACCOUNT VALUES

    The Unit value of each Subaccount of the VUL Account was set by Phoenix on the first Valuation Date of each such Subaccount. The Unit value of a Subaccount of the VUL Account on any other Valuation Date is determined by multiplying the Unit value of that Subaccount on the just prior Valuation Date by the Net Investment Factor for that Subaccount for the then current Valuation Period. The Unit value of each Subaccount of the VUL Account on a day other than a Valuation Date is the Unit value on the next Valuation Date. Unit values are carried to six decimal places. The Unit value of each Subaccount of the VUL Account on a Valuation Date is determined at the end of that day.


    The Net Investment Factor for each Subaccount of the VUL Account is determined by the investment performance of the assets held by the Subaccount during the Valuation Period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is equal to item (D) below subtracted from the result of dividing the sum of items (A) and (B) by item (C).

    (A) The value of the assets in the Subaccount on the current Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current Valuation Period.


    (B) The amount of any dividend (or, if applicable, any capital gain distribution) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current Valuation Period.


    (C) The value of the assets in the Subaccount as of the just prior Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value of all transactions during the Valuation Period ending on that date.

    (D) The sum of the following daily charges multiplied by the number of days in the current Valuation Period:

         1. the mortality and expense risk charge; and

         2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


DEATH BENEFIT
    GENERAL

    The death benefit (under Option 1) equals the Policy's face amount on the date of the Insured's death or, if greater, the minimum death benefit on the date of death. Under Option 2, the death benefit equals the Policy's face amount on the date of the Insured's death plus the Policy Value. Under either Option, the minimum death benefit is the Policy Value on the date of death of the Insured increased by the applicable percentage from the table contained in the Policy, based on the Insured's Attained Age at the beginning of the Policy Year in which the death occurs. If no option is elected, Option 1 will apply.


    GUARANTEED DEATH BENEFIT OPTION
    For Policies with a face amount of at least $50,000, a guaranteed death benefit rider may be purchased. Under this Policy rider, if a Policyowner pays the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the Policy, and will equal either the initial face amount or the face amount as later changed by increases or decreases. In order to keep this guaranteed death benefit In Force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

    LIVING BENEFITS OPTION

    In the event of a terminal illness of the Insured, an accelerated payment of up to 75% of the Policy's death benefit (up to a maximum of $250,000) is available if a Living Benefits Rider has been purchased. The minimum face amount of the Policy after any such accelerated benefit payment is $10,000.


    PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT

    A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from Policy Value based on the amount of the decrease or partial surrender. With a decrease in face amount, the death benefit under a Policy would be reduced on the next Monthly Calculation Day. With a partial surrender, the death benefit under a Policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."


    REQUESTS FOR DECREASE IN FACE AMOUNT

    A Policyowner may request a decrease in face amount at any time after the first Policy Year. Unless Phoenix agrees otherwise, the decrease must at least equal $10,000 and the face amount remaining after the decrease must at least equal $25,000. All face amount decrease requests must be In Writing and will be effective on the first Monthly Calculation Day following the date Phoenix approves the request. A partial surrender charge will be deducted from the Policy Value based on the amount of the decrease, upon a decrease in face amount. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (the decrease in face amount divided by the face amount of the Policy before the decrease).



SURRENDERS
    GENERAL
    At any time during the lifetime of the Insured and while the Policy is In Force, the Policyowner may partially or fully surrender the Policy by sending a written release and surrender in a form satisfactory to VPMO, along with the Policy if Phoenix so requires. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at VPMO.


    Upon partial or full surrender, Phoenix generally will pay the amount surrendered to the Policyowner within seven days after Phoenix receives the Written Request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."


    FULL SURRENDERS

    If the Policy is being fully surrendered, the Policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to Phoenix. A Policyowner may elect to have the amount paid in a lump sum or under a payment option. See "Surrender Charge" and "Payment Options."


    PARTIAL SURRENDERS

    A Policyowner may obtain a partial surrender of the Policy by requesting that part of the Policy's Cash Surrender Value be paid. The Policyowner may do this at any time during the lifetime of the Insured while the Policy is In Force with a Written Request to VPMO. Phoenix reserves the right to require that the Policy be returned before payment is made. A partial surrender will be effective on the date the Written Request is received or, if required, the date the Policy is received. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


    Phoenix reserves the right not to allow partial surrenders of less than $500. In addition, if the share of the Policy Value in any Subaccount or in the GIA that would be reduced as a result of a partial surrender would, immediately after the partial surrender, be less than $500, Phoenix reserves the right to require that as part of any partial surrender, the entire remaining balance in that Subaccount or the GIA be surrendered.

    Upon a partial surrender the Policy Value will be reduced by the sum of the following:


     (i) The Partial Surrender Amount Paid. This amount comes from a reduction in the Policy's share in the value of each Subaccount or the GIA based on the allocation requested at the time of the partial surrender. If no allocation request is made, the assessment to each Subaccount will be made in the same manner as that provided for monthly deductions.


     (ii)The Partial Surrender Fee. This fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each Subaccount or the GIA will be made in the same manner as provided for the partial surrender amount paid.

    (iii)A Partial Surrender Charge. This charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the Policy Value). This amount is assessed against the Subaccount or the GIA in the same manner as provided for the partial surrender amount paid.

    The Cash Surrender Value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the Policy also will be reduced by the same amount as the Policy Value is reduced as described above.


POLICY LOANS
    While the Policy is In Force, a loan may be obtained against the Policy up to the available loan value. The loan value on any day is 90% of the result of subtracting the then remaining surrender charge from the Policy Value. The available loan value is the loan value on the current day less any outstanding Debt.


    The amount of any loan will be added to the loaned portion of the GIA and subtracted from the Policy's share of the Subaccounts or the unloaned portion of the GIA, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the GIA. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each Subaccount or the unloaned portion of the GIA will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the GIA will increase at an effective annual rate of 6%, compounded daily and payable in arrears. At the end of each Policy Year and at the time of any Debt repayment, interest credited to the loaned portion of the GIA will be transferred to the unloaned portion of the GIA.


    Debt may be repaid at any time during the lifetime of the Insured while the Policy is In Force. Any Debt repayment received by Phoenix during a grace period will be reduced to cover any overdue monthly deductions and only the balance will be applied to reduce the Debt. Such balance, in excess of any outstanding accrued loan interest, will be applied to reduce the loaned portion of the GIA and will be transferred to the unloaned portion of the GIA to the extent that loaned amounts taken from such Account have not previously been repaid. Otherwise, such balance will be transferred among the Subaccounts as the Policyowner requests upon repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

    While there is outstanding Debt on the Policy, any payments received by Phoenix for the Policy will be applied directly to reduce the Debt unless specified as a premium payment by the Policyowner. Until the Debt is fully repaid, additional Debt repayments may be made at any time during the lifetime of the Insured while the Policy is In Force.


    Failure to repay a Policy loan or to pay loan interest will not terminate the Policy except as otherwise provided under the terms of the Policy concerning the grace period and lapse.

    The proceeds of Policy loans may be subject to federal income tax under certain circumstances. See "Federal Tax Considerations."

    In the future, Phoenix may not allow Policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix Policy.

    The Policyowner will pay interest on the loan at an effective annual rate, compounded daily and payable in arrears. For the first ten Policy Years or until the Policyowner reaches age 65, whichever occurs first, the rate will be 8% and thereafter the rate will be 7%. At the end of each Policy Year, any interest due on the Debt will be treated as a loan and will be offset by a transfer from the Policyowner's values to the value of the loaned portion of the GIA.

    A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of the Subaccounts or unloaned portion of the GIA will apply only to the amount remaining in the Subaccounts or the unloaned portion of the GIA. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts or the unloaned portion of the GIA earn more than 6% per annum, which is the annual interest rate for Funds held in the loaned portion of the GIA, Policy Value does not increase as rapidly as it would have had no loan been made. If the Subaccounts or the GIA earn less than 6% per annum, Policy Value is greater than it would have been had no loan been made. A Policy loan, whether or not repaid, also has an effect on the Policy's Death Benefit due to any resulting differences in Cash Surrender Value.



LAPSE
    Unlike conventional life insurance policies, the payment of the Issue Premium, no matter how large, or the payment of additional premiums will not necessarily continue the Policy In Force to its Maturity Date.


    If on any Monthly Calculation Day during the first three Policy Years, the Policy Value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the monthly deduction. If on any Monthly Calculation Day during any subsequent Policy Year, the Cash Surrender Value (which has become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five Policy Years or until the Cash Surrender Value becomes positive for the first time, the Policy will not lapse as long as all premiums planned at issue have been paid.

    The Policy will continue In Force during any such grace period, although Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the Policy, but not before 30 days have elapsed since Phoenix mailed written notice to the Policyowner. If a premium payment for the additional amount is received by Phoenix during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the then current premium allocation schedule. In determining the amount of "excess" premium to be applied to the Subaccounts or the GIA, Phoenix will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.



PAYMENT OF PREMIUMS DURING PERIOD OF DISABILITY

    A Policyholder also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under the Policy under certain conditions during a period of total disability of the Insured. Under its terms, the specified premium will be waived upon Phoenix's receipt of proof that the Insured is totally disabled and that the disability occurred while the rider was In Force. The terms of this rider may vary by state.



ADDITIONAL INSURANCE OPTIONS

    While the Policy is In Force and the Policyowner is insurable, the Policyowner will have the option to purchase additional insurance on the same Insured with the same guaranteed rates as the Policy without being assessed an issue expense charge. Phoenix will require evidence of insurability and charges will be adjusted for the Insured's new Attained Age and any change in risk classification. However, if elected on the application, the Policyowners may, at predetermined future dates, purchase additional insurance protection on the same Insured without evidence of insurability. See "Purchase Protection Plan Riders."

    In addition, once each Policy Year, a Policyowner may request an increase in face amount. This request should be made within 90 days prior to the Policy Anniversary and is subject to an issue expense charge of $3 per $1,000 of increase in face amount, up to a maximum of $150, and to Phoenix's receipt of adequate evidence of insurability. A Right to Cancel Period as described in "The Policy" section of this Prospectus applies to each increase in face amount.



ADDITIONAL RIDER BENEFITS

    A Policyowner may elect additional benefits under a Policy. These benefits are cancellable by the Policyowner at any time. A charge will be deducted monthly from your Policy Value for each additional rider benefit chosen except where noted below. Riders listed below that specify "no charge" are automatically included in your Policy. More details will be included in the form of a Policy rider if any of these benefits is chosen. The following benefits are currently available; however, additional riders may be available as described in the Policy.

    O    DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER
        Phoenix waives the specified premium if the Insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the Policy Anniversary nearest the Insured's 65th birthday (provided that the disability continues), unless premiums have been waived continuously during the entire five years prior to such date in which case the waiver will continue beyond that date. The premium will be waived upon Phoenix's receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was In Force. The terms may vary by State.

     O  ACCIDENTAL DEATH BENEFIT RIDER
        An additional death benefit will be paid if the Insured dies from bodily injury that results from an accident if the Insured dies no later than 90 days after injury; and before the Policy Anniversary nearest the Insured's 75th birthday.

    O   DEATH BENEFIT PROTECTION RIDER
        The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that later may be increased or decreased by the Policyholder provided that certain minimum premiums are paid. Unless Phoenix agrees otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the Insured is 20. Three (3) Death Benefit Guarantee periods are available in all states except New York. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

  Level:   Expiry Date of Death Benefit Guaranteed, the later of:
    1 The Policy Anniversary nearest the Insured's 70th birthday or the 7th Policy Year

    2 The Policy Anniversary nearest the Insured's 80th birthday or the 10th Policy Year

    3      The Policy Anniversary nearest the Insured's 95th birthday.

    Level 1 or 2 guarantees may be extended provided that the Policy's Cash Surrender Value is sufficient and the Policyowner pays the new Minimum Required Premium.


    For Policies issued in New York, two guarantee periods are available:


    1 The Policy Anniversary nearest the Insured's 75th birthday or the 10th Policy Year

    2   The Policy Anniversary nearest the Insured's 95th birthday.

    O  FACE AMOUNT OF INSURANCE INCREASE RIDER
       Under the terms of this rider, any time after the first Policy Anniversary, a Policyholder may request an increase in the face amount of insurance provided under the Policy. Requests for face amount increases must be made In Writing, and Phoenix requires additional evidence of insurability. The effective date of the increase will generally be the Policy Anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the Insured's age 75. The charge for the increase is $3 per thousand of face amount increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increases. Phoenix will deduct any charges associated with the increase (the increases in cost of insurance charges), from the Policy Value, whether or not the Policyowner pays an additional premium in connection with the increase. The surrender charge applicable to the Policy also will increase. At the time of the increase, the Cash Surrender Value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new Right to Cancel Period (see "The Policy--Right to Cancel Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the Policy resulting from the increase, see "Material Change Rules." There is no charge for this rider.

    O  WHOLE LIFE EXCHANGE OPTION RIDER
       This rider permits the Policyowner to exchange the Policy for a fixed benefit whole life policy at the later of age 65 or Policy Year 15. There is no charge for this rider.

    O  PURCHASE PROTECTION PLAN RIDER

       Under this rider a Policyowner may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.


    O  LIVING BENEFITS RIDER
       Under certain conditions, in the event of the terminal illness of the Insured, an accelerated payment of up to 75% of the Policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the Policy after any such accelerated benefit payment is $10,000. There is no charge for this rider. This benefit is available only when the Disability Waiver of Specified Premium Rider is elected.


INVESTMENTS OF THE VUL ACCOUNT
------------------------------------------------------------------------------
PARTICIPATING MUTUAL FUNDS

THE PHOENIX EDGE SERIES FUND

    Certain Subaccounts of the VUL Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Policies:


    MONEY MARKET SERIES: The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity.

    GROWTH SERIES: The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.


    MULTI-SECTOR FIXED INCOME ("MULTI-SECTOR") SERIES: The investment objective of the Multi-Sector Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. For a discussion of the risks associated with investing in high yield bonds, please see the accompanying Fund prospectus.

    STRATEGIC ALLOCATION ("ALLOCATION") SERIES: The investment objective of the Allocation Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk (total rate of return consists of capital appreciation, current income, including dividends and interest, possible premiums and short-term gains from purchasing and selling options and financial futures).


    INTERNATIONAL SERIES: The investment objective of the International Series is to seek a high total return consistent with reasonable risk. The International Series intends to invest primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The International Series provides a means for investors to invest a portion of their assets outside the United States.

    BALANCED SERIES: The investment objective of the Balanced Series is to seek reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.


    REAL ESTATE SECURITIES ("REAL ESTATE") SERIES: The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    STRATEGIC THEME ("THEME") SERIES: The investment objective of the Theme Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Theme Series intends to invest primarily in common stocks believed to have substantial potential for capital growth.


    ABERDEEN NEW ASIA ("ASIA") SERIES: The investment objective of the Asia Series is to seek long-term capital appreciation. The Asia Series will invest primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    RESEARCH ENHANCED INDEX ("ENHANCED INDEX") SERIES: The investment objective of the Enhanced Index Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It is intended that the Series will invest in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.


    ENGEMANN NIFTY FIFTY ("NIFTY FIFTY") SERIES: The investment objective of the Nifty Fifty Series is to seek long-term capital appreciation by investing in approximately 50 different securities which, in the opinion of the Adviser, offer the best potential for long term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    SENECA MID-CAP GROWTH ("SENECA MID-CAP") SERIES: The investment objective of the Seneca Mid-Cap Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX GROWTH AND INCOME ("GROWTH & INCOME") SERIES: The investment objective of the Growth & Income Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX VALUE EQUITY ("VALUE") SERIES: The primary investment objective of the Value Series is long-term capital appreciation, with a secondary investment objective of current income. The Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    SCHAFER MID-CAP VALUE ("SCHAFER MID-CAP") SERIES: The primary investment objective of the Schafer Mid-Cap Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.


INVESTMENT ADVISERS
    The investment adviser to all series except the Real Estate and Asia Series is Phoenix Investment Counsel, Inc. ("PIC"). Pursuant to subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions with respect to the following series to the subadviser indicated:

    Enhanced Index Series     J.P. Morgan Investment Management, Inc.

    Nifty Fifty Series        Roger Engemann & Associates, Inc. ("Engemann")

    Seneca Mid-Cap Series     Seneca Capital Management, LLC ("Seneca")

    Schafer Mid-Cap Series    Schafer Capital Management, Inc.

    The investment adviser to the Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix Home Life. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix Home Life, and Aberdeen Fund Managers, Inc.


WANGER ADVISORS TRUST
    Certain Subaccounts of the VUL Account invest in corresponding Series of the Wanger Advisors Trust. The investment adviser is Wanger Asset Management, L.P. The available Series and their fundamental objectives are as follows:

    WANGER U.S. SMALL CAP ("U.S. SMALL CAP") SERIES: The investment objective of the U.S. Small Cap Series is to provide long-term growth. The U.S. Small Cap Series will invest primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER INTERNATIONAL SMALL CAP ("INTERNATIONAL SMALL CAP") SERIES: The investment objective of the International Small Cap Series is to provide long-term growth. The International Small Cap Series will invest primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized.


    In addition to being sold to the VUL Account, shares of the Fund also are sold to the Phoenix Home Life Variable Accumulation Account, a separate account utilized by Phoenix to receive and invest premiums paid under certain variable annuity contracts issued by Phoenix. Shares of the Fund also may be sold to other separate accounts of Phoenix or its affiliates or of other insurance companies.


    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Phoenix nor the Fund currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Fund's trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. Phoenix will, at its own expense, remedy such material conflict including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


 SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.

REINVESTMENT AND REDEMPTION
    All dividend distributions of the Funds are automatically reinvested in shares of the Funds at their net asset value on the date of distribution; all capital gains distributions of the Funds, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems Funds shares at their net asset value to the extent necessary to make payments under the Policy.


SUBSTITUTION OF INVESTMENTS
    Phoenix reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from, or substitutions for the investments held by the VUL Account. In the future, Phoenix may establish additional Subaccounts within the VUL Account, each of which will invest solely in shares of a designated portfolio of the Funds with a specified investment objective. These portfolios will be established if, and when, in the sole discretion of Phoenix, marketing needs and investment conditions warrant, and will be made available under existing Policies to the extent and on a basis to be determined by Phoenix.


    If shares of any of the portfolios of the Funds should no longer be available for investment, or if in the judgment of Phoenix's management further investment in shares of any of the portfolios should become inappropriate in view of the objectives of the Policy, then Phoenix may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future, under the Policy. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the SEC, and prior notice to the Policyowner. In the event of a substitution, the Policyowner will be given the option of transferring the Policy Value of the Subaccount in which the substitution is to occur to another Subaccount.


CHARGES AND DEDUCTIONS
------------------------------------------------------------------------------
    Charges are deducted in connection with the Policy to compensate Phoenix for: (1) incurring expenses in distributing the Policy; (2) issuing the Policy;
(3) premium taxes incurred on premiums received; (4) providing the insurance benefits set forth in the Policy; and (5) assuming certain risks in connection with the Policy. The nature and amount of these charges are described more fully below.

    1.  MONTHLY DEDUCTION

    A charge is deducted monthly from the Policy Value under a Policy ("monthly deduction") to pay: the cost of insurance provided under the Policy, the cost of any rider benefits provided, any unpaid balance of the issue expense charge, and an administrative charge. This administrative charge is currently set at $5 per month but it is guaranteed not to exceed $10 per month. The monthly deduction is deducted on each Monthly Calculation Day. It is allocated among the Subaccounts of the VUL Account and the unloaned portion of the GIA based on the allocation schedule for monthly deductions specified by the applicant in the application for a Policy or as later changed by the Policyowner. In the event that the Policy's share in the value of the Subaccounts or the unloaned portion of the GIA is insufficient to permit the withdrawal of the full monthly deduction, the remainder will be taken on a proportionate basis from the Policy's share of each of the other Subaccounts and the unloaned portion of the GIA. The number of Units deducted will be determined by dividing the portion of the monthly deduction allocated to each Subaccount or to the unloaned portion of the GIA by the Unit value on the Monthly Calculation Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself may vary in amount from month to month.

    (A) ISSUE EXPENSE CHARGE. A cost-based issue administration charge of $150 is assessed on a pro rata basis in equal monthly installments over a 12-month period to compensate Phoenix for underwriting and start-up expenses in connection with issuing a Policy. Phoenix may reduce or eliminate the issue expense charge for Policies issued under group or sponsored arrangements. Generally, administrative costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Policies are purchased and other factors. The amounts of any reductions will be considered on a case-by-case basis and will reflect the reduced administration costs expected as a result of sales to a particular group or sponsored arrangement.

    (B) COST OF INSURANCE. In order to calculate the cost of insurance charge, Phoenix multiplies the applicable cost of insurance rate by the difference between the death benefit selected (death benefit Option 1 if no selection is made) and the Policy Value. Generally, cost of insurance rates are based on the sex, Attained Age and risk class of the Insured. However, in certain states and for policies issued in conjunction with certain qualified plans, cost of insurance rates are not based on sex. The actual monthly cost of insurance rates are based on Phoenix's expectations of future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, with appropriate adjustment for the Insured's risk classification. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose Policies have been In Force for the same length of time. The risk class of an Insured may affect the cost of insurance rate. Phoenix currently places Insureds into a standard risk class or a risk class involving a higher mortality risk, depending upon the health of the Insured as determined by medical information that Phoenix requests. In an otherwise identical Policy, Insureds in the standard risk class will have a lower cost of insurance than those in the risk class with the higher mortality risk. The standard risk class also is divided into three categories: smokers and nonsmokers and those who have never smoked. Non-smokers generally will incur a lower cost of insurance than similarly situated Insureds who smoke.

    2.  PREMIUM TAXES
    Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. The assessment made for each premium paid is equal to the tax assessed by the state in which the Policyowner resides according to Phoenix's records at the time of the payment. Currently, the taxes imposed by states on premiums range from 0.75% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed by these states. The premium tax charge represents an amount Phoenix considers necessary to pay all premium taxes imposed by such states and any subdivisions thereof, and Phoenix does not expect to derive a profit from this charge. These taxes are deducted from the Issue Premium, and from each subsequent premium payment.


    3.  MORTALITY AND EXPENSE RISK CHARGE
    Phoenix will deduct a daily charge from the VUL Account at an annual rate of 0.80% of the average daily net assets of the VUL Account to compensate for certain risks assumed in connection with the Policy. This charge is not deducted from the GIA.

    The mortality risk assumed by Phoenix is that Insureds may live for a shorter time than projected because of inaccuracies in that projecting process and, accordingly, that an aggregate amount of death benefits greater than that projected will be payable. The expense risk assumed is that expenses incurred in issuing the Policies may exceed the limits on administrative charges set in the Policies. If the expenses do not increase to an amount in excess of the limits, or if the mortality projecting process proves to be accurate, Phoenix may profit from this charge. Phoenix also assumes risks with respect to other contingencies including the incidence of Policy loans, which may cause Phoenix to incur greater costs than anticipated when designing the Policies. To the extent Phoenix profits from this charge, it may use those profits for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    4.  INVESTMENT MANAGEMENT CHARGE

    As compensation for their investment management services to the Fund, the Advisers are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each Series .

    These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.


    5.  OTHER CHARGES
    SURRENDER CHARGE
    During the first 10 Policy Years, there is a difference between the amount of Policy Value and the amount of Cash Surrender Value of the Policy. This difference is the surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges because they are paid only if the Policy is surrendered (or the face amount is reduced or the Policy lapses) during the first 10 Policy Years. They are deferred charges because they are not deducted from premiums.


    In Policy Years one through ten, the full surrender charge as described below will apply if the Policyowner either surrenders the Policy for its Cash Surrender Value or lets the Policy lapse. The applicable surrender charge in any Policy Month is the full surrender charge minus any surrender charges that have been previously paid. There is no surrender charge after the 10th Policy Year. The maximum surrender charge that a Policyowner could pay while he or she owns the Policy is equal to either A plus B (as defined below) or the amount shown in the table on Schedule Page 4 of the Policy, whichever is less.


    A (the contingent deferred sales charge) is equal to:

      1) 30% of all premiums paid (up to and including the amount stated on Schedule Page 4 of the Policy, which is calculated according to a formula contained in a SEC rule); plus

      2) 10% of all premiums paid in excess of this amount but not greater than twice this amount; plus 3) 9% of all premiums paid in excess of twice this amount.

    B (the contingent deferred issue charge) is equal to:

    $5 per $1,000 of initial face amount.


    As an example, the following illustrates the maximum surrender charge on a $100,000 Policy for a male age 35 who has never smoked who has paid $3,000 in premium payments, and who surrenders the Policy in the 70th Policy Month. Schedule Page 4 of the Policy would show that the maximum surrender charge to be paid would be equal to either A plus B (shown below) or the amount shown in the chart in the Policy (also shown below), whichever is less:


    A is equal to:
      1)  30% of all premiums paid, up to $1,058.45 (equals $317.54); plus
      2) 10% of all premiums paid in excess of $1,058.45 but not greater than $2,116.90 (equals $105.83); plus
      3) 9% of all premiums paid in excess of $2,116.90 (equals $79.48); plus B which is equal to $500.

    Therefore A plus B is equal to $1,002.87.

    The chart that would be shown in the Policy is reproduced below:




                         MAXIMUM SURRENDER CHARGE TABLE
-----------------------------------------------------------------

POLICY    SURRENDER   POLICY   SURRENDER    POLICY    SURRENDER
 MONTH      CHARGE     MONTH     CHARGE      MONTH      CHARGE

   1-60  $1029.22       80        $823.38     100    $531.90
     61   1018.93       81         813.09     101     516.26
     62   1008.64       82         802.80     102     500.61
     63    998.35       83         792.50     103     484.97
     64    988.06       84         782.21     104     469.33
     65    977.76       85         766.57     105     453.68
     66    967.47       86         750.92     106     438.04
     67    957.18       87         735.28     107     422.39
     68    946.89       88         719.63     108     406.75
     69    936.59       89         703.99     109     372.85
     70    926.30       90         688.35     110     338.96
     71    916.01       91         672.70     111     305.06
     72    905.72       92         657.06     112     271.17
     73    895.43       93         641.41     113     237.27
     74    885.13       94         625.77     114     203.37
     75    874.84       95         610.12     115     169.48
     76    864.55       96         594.48     116     135.58
     77    854.26       97         578.84     117     101.69
     78    843.96       98         563.19     118      67.79
     79    833.67       99         547.55     119      33.90
                                              120        .00


     If the surrender occurred in Policy Month 70, the Policyowner would pay the lesser of $1002.87 (as computed above) or $926.30 (amount in table above). This Policyowner would pay a surrender charge of $926.30. Phoenix may reduce the surrender charge for Policies issued under group or sponsored arrangements. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangement.


    PARTIAL SURRENDER FEE

    A fee equal to the lesser of $25 or 2% of the amount withdrawn from the Policy is deducted from the Policy Value upon a partial surrender of the Policy to recover the actual costs of processing the partial surrender request. The assessment to each Subaccount or to the GIA will be made in the same manner as provided for the partial surrender amount paid. That is, that the Policy's share in the value of each Subaccount or the GIA will be reduced based on the allocation made at the time of the partial surrender. If no allocation request is made, the assessment to each Subaccount and to the GIA will be made in the same manner as provided for monthly deductions.


    PARTIAL SURRENDER CHARGE
    A charge as described below is deducted from the Policy Value upon a partial surrender of the Policy. The charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the Policy Value). This amount is assessed against the Subaccounts or the GIA in the same manner as provided for with respect to the partial surrender amount paid.

    A partial surrender charge also is deducted from Policy Value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in face amount divided by the face amount of the Policy prior to the decrease).

    TAXES

    Currently no charge is made to the VUL Account for federal income taxes that may be attributable to the VUL Account. Phoenix may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the VUL Account also may be made.


GENERAL PROVISIONS
-------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
    GENERAL

    Payment of any amount upon complete or partial surrender, Policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed: (i) for up to six months from the date of the request, for any transactions dependent upon the value of the GIA; (ii) whenever the NYSE is closed other than for customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or (iii) whenever an emergency exists, as determined by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the VUL Account's net assets. Transfers also may be postponed under these circumstances.


    PAYMENT BY CHECK

    Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policyowner's bank.



THE CONTRACT
    The Policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the Policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the Policy.


SUICIDE

    If the Insured commits suicide within two years after the Policy's Date of Issue, Phoenix will pay only the Policy Value adjusted by the addition of any monthly deductions and other fees and charges made under the Policy and the subtraction of any Debt owed to Phoenix under the Policy.



INCONTESTABILITY
    Phoenix cannot contest this Policy or any attached rider after it has been In Force during the lifetime of the Insured for two years from the Policy Date.


CHANGE OF OWNER OR BENEFICIARY

    The Beneficiary, as named in the Policy application or subsequently changed, will receive the Policy benefits at the Insured's death. If the named Beneficiary dies before the Insured, the contingent Beneficiary, if named, becomes the Beneficiary. If no Beneficiary survives the Policyowner, the benefits payable at the Insured's death will be paid to the Policyowner's estate.


    As long as the Policy is In Force, the Policyowner and the Beneficiary may be changed by Written Request, satisfactory to Phoenix. A change in Beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when the notice is received by Phoenix. Phoenix will not, however, be liable for any payment made or action taken before receipt of the notice.


ASSIGNMENT
    The Policy may be assigned. Phoenix will not be bound by the assignment until a written copy has been received and will not be liable with respect to any payment made prior to receipt. Phoenix assumes no responsibility for determining whether an assignment is valid.


MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.


SURPLUS
    Policyowners may share in divisible surplus of Phoenix to the extent determined annually by the Phoenix Board of Directors. However, it is not currently anticipated that the Board will authorize these payments since Policyowners will be participating directly in investment results.

PAYMENT OF PROCEEDS
------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS

    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at Unit values next computed after

Phoenix receives the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump-sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. In addition, under certain conditions, in the event of the terminal illness of the Insured, an accelerated payment of up to 75% of the Policy's Death Benefit (up to a maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.


    While the Insured is living, the Policyowner may elect a payment option for payment of the death proceeds to the Beneficiary. The Policyowner may revoke or change a prior election, unless such right has been waived. The Beneficiary may make or change an election prior to payment of the death proceeds, unless the Policyowner has made an election which does not permit such further election or changes by the Beneficiary.


    A written form satisfactory to Phoenix is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death proceeds that may be applied under any option is $1,000.


    If the Policy is assigned as collateral security, Phoenix will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.


PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a Policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as Phoenix may choose to make available in the future.


    OPTION  1--LUMP SUM.
    Payment in one lump sum.

    OPTION  2--LEFT TO EARN INTEREST.
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

    OPTION  3--PAYMENT FOR A SPECIFIC PERIOD.

    Equal income installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.


    OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN.
    Equal installments are paid until the later of: (A) The death of the payee;
(B) The end of the period certain. The first payment will be on the date of settlement. The period certain must be chosen at the time this option is elected. The periods certain that may be chosen are as follows: (A) Ten years;
(B) Twenty years; (C) Until the installments paid refund the amount applied under this option; and if the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option. If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, Phoenix will deem the longer period certain as having been elected. Any life annuity provided under Option 4 is calculated using an interest rate guaranteed to be no less than 3 3/8% per year, except that any life annuity providing a period certain of 20 years or more is calculated using an interest rate guaranteed to be no less than 3 1/4% per year.

    OPTION  5--LIFE ANNUITY.
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is calculated using an interest rate guaranteed to be no less than 3 1/2% per year.

    OPTION  6--PAYMENTS OF A SPECIFIED AMOUNT.

    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the principal sum remaining at a rate guaranteed to be at least equal 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.


    OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN.
    The first payment will be on the date of settlement. Equal income installments are paid until the latest of: (A) the end of the 10-year period certain; (B) the death of the Insured; (C) the death of the other named annuitant. The other annuitant must be named at the time this option is elected and cannot later be changed. The other annuitant must have an Attained Age of at least 40. Any joint survivorship annuity as may be provided under this option is calculated using an interest rate guaranteed to be no less than 3 3/8% per year.


    For additional information concerning the above payment options, see the Policy.

FEDERAL TAX CONSIDERATIONS
------------------------------------------------------------------------------
INTRODUCTION

    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to the Policyowner or Beneficiary depends on Phoenix's tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. For complete information on federal and state tax considerations, a qualified tax adviser should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because the discussion herein is based upon Phoenix's understanding of federal income tax laws as they are currently interpreted, Phoenix cannot guarantee the tax status of any Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations by the Internal Revenue Service (the "IRS"). Phoenix reserves the right to make changes to the Policy in order to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


 PHOENIX'S TAX STATUS
    Phoenix is taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the VUL Account nor the GIA is a separate entity from Phoenix and their operations form a part of Phoenix.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to Phoenix. Due to Phoenix's tax status under current provisions of the Code, no charge currently will be made to the VUL Account for Phoenix's federal income taxes which may be attributable to the VUL Account. Phoenix reserves the right to make a deduction for taxes if the federal tax treatment of Phoenix is determined to be other than what Phoenix currently believes it to be, if changes are made affecting the tax treatment to Phoenix of variable life insurance contracts or if changes occur in Phoenix's tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.



POLICY BENEFITS

    DEATH BENEFIT PROCEEDS. The Policy, whether or not it is a modified endowment contract (see the discussion on modified endowment contracts below), should be treated as meeting the definition of a life insurance contract for federal income tax purposes, under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the Beneficiary under Code Section 101(a)(1). Also, the Policyowner should not be deemed to be in constructive receipt of the Cash Value, including increments thereon. See, however, the sections below on possible taxation of amounts received under the Policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefit Rider may be taxable as income in the year of receipt.


    Code Section 7702 imposes certain conditions with respect to premiums received under a Policy. Phoenix intends to monitor the premiums to assure compliance with such conditions. However, in the event that the premium limitation is exceeded during the year, Phoenix may return the excess premium, with interest, to the Policyowner within 60 days after the end of the Policy Year, and maintain the qualification of the Policy as life insurance for federal income tax purposes.


    FULL SURRENDER. Upon full surrender of a Policy for its Cash Value, the excess, if any, of the Cash Value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a Policy which is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

    PARTIAL SURRENDER. If the Policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction, the Policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Phoenix suggests you consult with your tax adviser in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts.

    LOANS. Phoenix believes that any loan received under a Policy will be treated as indebtedness of the Policyowner. If the Policy is a modified endowment contract, loans are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, Phoenix believes that no part of any loan under a Policy will constitute income to the Policyowner.

    The deductibility by the Policyowner of loan interest under a Policy may be limited under Code Section 264, depending on the circumstances. Any Policyowner intending to fund premium payments through borrowing should consult a tax adviser with respect to the tax consequences thereof. Under the "personal" interest limitation provisions of the Code, interest on Policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax adviser for further guidance.



BUSINESS-OWNED POLICIES
    If the Policy is owned by a business or a corporation, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned Policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

    GENERAL. Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will in general be taxed to the extent of accumulated income (generally, the excess of Cash Value over premiums paid). Policies are modified endowment contracts if they meet the definition of life insurance, but fail the 7-pay test. This test essentially provides that the cumulative premiums paid under the Policy at any time during the Policy's first seven years cannot exceed the sum of the net level premiums that would have been paid on or before that time had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, a modified endowment contract includes any life insurance contract that is received in exchange for a modified endowment contract. Premiums paid during a Policy Year that are returned by Phoenix (with interest) within 60 days after the end of the Policy Year will not cause the Policy to fail the 7-pay test.

    REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS. If there is a reduction in benefits during the first seven Policy Years, the premiums are redetermined for purposes of the 7-pay test as if the Policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven Policy Years.


    DISTRIBUTIONS AFFECTED. If a Policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the death benefit reduction takes effect and all subsequent Policy Years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the Policy satisfies the 7-pay test for seven years, distributions and loans will generally not be subject to the modified endowment contract tax rules.

    PENALTY TAX. Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions: (i) made on or after the taxpayer attains age 592; (ii) which are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his Beneficiary.

    MATERIAL CHANGE RULES. Any determination of whether the Policy meets the 7-pay test will begin again any time the Policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions. First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven Policy Years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change. Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the Policy, this does not constitute a material change if (1) the cost-of-living determination period does not exceed the remaining premium payment period under the Policy, and (2) the cost-of-living increase is funded ratably over the remaining premium payment period of the Policy. A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the Policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the Policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.


    SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS. All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same Policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the Policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A qualified tax adviser should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.


LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a Policy qualifies as life insurance. The mortality charges taken into account to calculate permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the Policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. Phoenix intends to comply with the limitations in calculating the premium it is permitted to receive from the Policyowner.


QUALIFIED PLANS
    A Policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, a purchaser should not use the Policy in conjunction with a qualified plan until he has consulted a competent pension consultant or tax adviser.


DIVERSIFICATION STANDARDS

    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each Series of the Funds is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of a Series' assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Funds will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the Treasury. In this case, there is no limit on the investment that may be made in Treasury securities, and for purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts which must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, Phoenix reserves the right to modify the Policy, as necessary, to prevent the Policyowner from being considered the Owner of the assets of the VUL Account.


    Phoenix intends to comply with the Diversification Regulations to assure that the Policies continue to qualify as a life insurance contract for federal income tax purposes.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

    Changing the Policyowner or the Insured or an exchange or assignment of the Policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance Policy can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered Policy is subject to a Policy loan, this may be treated as the receipt of money on the exchange. Phoenix recommends that any person contemplating such actions seek the advice of a qualified tax consultant.



OTHER TAXES

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary. Phoenix does not make any representations or guarantees regarding the tax consequences of any Policy with respect to these types of taxes.


VOTING RIGHTS
-------------------------------------------------------------------------------
THE FUNDS

    Phoenix will vote the Funds' shares held by the Subaccounts of the VUL Account at any regular and special meetings of shareholders of the Funds, a Massachusetts business trust. To the extent required by law, such voting will be in accordance with instructions received from the Policyowner. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Phoenix determines that it is permitted to vote the Funds' shares at its own discretion, it may elect to do so.

    The number of votes that a Policyowner has the right to cast will be determined by applying the Policyowner's percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds' shares which are not otherwise attributable to Policyowners, will be voted by Phoenix in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

    Each Policyowner will receive proxy materials, reports and other materials relating to the Funds.


    Phoenix may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policies or the Investment Advisers of the Funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Phoenix determined that the change would have an adverse effect on the General Account because the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policyowners.


PHOENIX

    A Policyowner (or the payee entitled to payment under a payment option if a different person) will have the right to vote at annual meetings of all Phoenix Policyholders for the election of members of the Board of Directors of Phoenix and on other corporate matters, if any, where a Policyholder's vote is taken. At meetings of all of the Phoenix Policyholders, a Policyholder (or payee) may cast only one vote as the holder of a Policy, irrespective of Policy Value or the number of the Policies held.


THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX
------------------------------------------------------------------------------

    Phoenix is managed by its Board of Directors, the members of which are elected by its Policyholders, including Owners of the Policies. See "Voting Rights."


    The following are the Directors and Executive Officers of Phoenix:


DIRECTORS                    PRINCIPAL OCCUPATION
---------                    --------------------
Sal H. Alfiero               Chairman and Chief Executive
                             Officer, Mark IV Industries, Inc.
                             Amherst , New York

 J. Carter Bacot             Chairman and Chief  Executive
                             Officer, The Bank of New York
                             New  York, New York

 Carol H. Baldi              President, Carol H. Baldi, Inc.
                             New York, New York

 Peter C. Browning          President and Chief Operating
                             Officer, Sunoco Products Company
                             Hartsville, South Carolina

Arthur P. Byrne              Chairman, President and Chief
                             Executive Officer, The Wiremold
                             Company
                             West Hartford, Connecticut

Richard N. Cooper            Professor of International
                             Economics, Harvard University;
                             formerly Chairman,  National
                             Intelligence Council, Central
                             Intelligence Agency
                             McLean, Virginia

 Gordon J. Davis, Esq.       Partner, LeBoeuf, Lamb, Greene &
                             MacRae; formerly Partner, Lord,
                             Day & Lord, Barret Smith
                             New York, New York

 Robert W. Fiondella         Chairman of the Board, President
                             and Chief Executive Officer,
                             Phoenix Home Life Mutual Insurance
                             Company
                             Hartford, Connecticut

 Jerry J. Jasinowski         President, National Association
                             of Manufacturers
                             Washington, D.C.

 John W. Johnstone           Chairman, President and Chief
                             Executive Officer, Olin
                             Corporation
                             Norwalk, Connecticut

 Marilyn E. LaMarche         Limited Managing Director,
                             Lazard Freres & Company
                             New York, New York

 Philip R. McLoughlin        Executive Vice President and
                             Chief Investment Officer, Phoenix
                             Home Life Mutual Insurance Company
                             Hartford, Connecticut

 Indra K. Nooyi              Senior Vice President,
                             PepsiCo, Inc.
                             Purchase, New York

 Charles J. Paydos           Executive Vice President,
                             Phoenix Home Life Mutual Insurance
                             Company
                             Hartford, Connecticut

 Robert F. Vizza             President and Chief Executive
                             Officer, St. Francis Hospital
                             Roslyn, New York

 Robert G. Wilson            Chief Executive Officer,
                             CreditSource USA, Inc., Charlotte, North Carolina;
                             formerly Chairman and President, Ziani
                             International Capital, Inc., Miami, Florida, Vice
                             Chairman, Carter Kaplan & Company, Richmond,
                             Virginia and Chairman and Chief Executive Officer,
                             Ecologic Waste Services, Inc., Miami, Florida


 EXECUTIVE OFFICERS         PRINCIPAL OCCUPATION
 ------------------         --------------------

Robert W. Fiondella          Chairman of the Board, President
                             and Chief Executive Officer

Richard H. Booth             Executive Vice President,
                             Strategic Development; formerly
                             President, Traveler's Insurance
                             Company

Carl T. Chadburn             Executive Vice President

Philip R. McLoughlin         Executive Vice President and Chief
                             Investment Officer

Charles J. Paydos            Executive Vice President

David W. Searfoss            Executive Vice President and
                             Chief Financial Officer

Dona D. Young                Executive Vice President,
                             Individual Insurance and General
                             Counsel

Kelly J. Carlson             Senior Vice President,
                             Distribution Planning

Robert G. Chipkin            Senior Vice President and
                             Corporate Actuary

Martin J. Gavin              Senior Vice President

Randall C. Giangiulio        Senior Vice President, Group
                             Sales

Joan E. Herman               Senior Vice President

Edward P. Hourihan           Senior Vice President,
                             Information Systems

Joseph E. Kelleher           Senior Vice President,
                             Underwriting and Operations

Robert G. Lautensack, Jr.    Senior Vice President, Individual
                             Financial

Maura L. Melley              Senior Vice President, Public

Scott C. Noble               Affairs
                             Senior Vice President

Robert E. Primmer            Senior Vice President,
                             Individual Distribution

Frederick W. Sawyer, III     Senior Vice President

Richard C. Shaw              Senior Vice President

Simon Y. Tan                 Senior Vice President,  Market
                             and Product Development

Anthony J. Zeppetella        Senior Vice President, Corporate
                             Portfolio Management

Walter H. Zultowski          Senior Vice President, Marketing
                             and Market Research; formerly
                             Senior Vice President, LIMRA
                             International,
                             Hartford, Connecticut


    The above positions reflect the last held position in the organization.



SAFEKEEPING OF THE VUL  ACCOUNT'S ASSETS
-------------------------------------------------------------------------------
    The assets of the VUL Account are held by Phoenix. The assets of the VUL Account are kept physically segregated and held separate and apart from the General Account of Phoenix. Phoenix maintains records of all purchases and redemptions of shares of the Fund.


SALES OF POLICIES
-------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("W.S. Griffith") a corporation formed under the laws of the state of New York on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix.
W. S. Griffith, an indirect
subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the Policies. PEPCO is an indirect subsidiary of Phoenix Duff & Phelps ("PD&P"). Phoenix owns a majority interest in PD&P. Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell Policies under terms of agreement provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments received by Phoenix under these Policies. Total sales commission of a maximum of 50% of premiums will be paid by Phoenix to PEPCO. To the extent that the sales charge under the Policies is less than the sales commissions paid with respect to the Policies, Phoenix will pay the shortfall from its General Account assets, which will include any profits it may derive under the Policies.


STATE REGULATION
------------------------------------------------------------------------------
    Phoenix is subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which it may make, including investments for the VUL Account and the GIA. It does not include, however, any supervision over the investment policies of the VUL Account.

REPORTS
-------------------------------------------------------------------------------

    All Policyowners will be furnished with those reports required by the 1940 Act and regulations promulgated thereunder, or under any other applicable law or regulation.


LEGAL PROCEEDINGS
------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on the ability of Phoenix to meet its obligations under the Policies.

LEGAL MATTERS
------------------------------------------------------------------------------

    The organization of Phoenix, its authority to issue variable life insurance Policies, and the validity of the Policy have been passed upon by Edwin L. Kerr, Counsel, Phoenix. Legal matters relating to the federal securities and income tax laws have been passed upon for Phoenix by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.


REGISTRATION STATEMENT
------------------------------------------------------------------------------

    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 (the "1933 Act") as amended, with respect to the securities offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is made for further information concerning the VUL Account, Phoenix and the Policy. Statements contained in this Prospectus as to the content of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

YEAR 2000 ISSUE
------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

    --   upgrading systems with compliant versions;

    --   developing or acquiring new systems to replace those that are obsolete;

    --   and remediating existing systems by converting code or hardware.

    Based on current assessments, Phoenix expects to have its computer systems compliant by the end of 1998, with testing to continue through 1999. In addition, Phoenix is examining the status of its third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.

FINANCIAL STATEMENTS
------------------------------------------------------------------------------
    The consolidated financial statements of Phoenix as contained herein should be considered only as bearing upon Phoenix's ability to meet its obligations under the Policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of the VUL Account are for the Subaccounts available as of the period ended December 31, 1997.

PHOENIX HOME LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT

FINANCIAL STATEMENTS
DECEMBER 31, 1997

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                            Multi-Sector
                                                                     Money Market           Growth          Fixed Income
                                                                      Sub-Account        Sub-Account         Sub-Account
                                                                   ----------------   -----------------   ----------------
Assets
 Investments at cost ...........................................     $ 16,637,078       $ 223,382,611       $ 16,173,563
                                                                     ============       =============       ============
 Investment in The Phoenix Edge Series Fund, at market .........     $ 16,637,078       $ 236,855,460       $ 16,582,895
                                                                     ------------       -------------       ------------
  Total assets .................................................       16,637,078         236,855,460         16,582,895
Liabilities
 Accrued expenses to related party .............................            9,797             156,810             10,808
                                                                     ------------       -------------       ------------
Net assets .....................................................     $ 16,627,281       $ 236,698,650       $ 16,572,087
                                                                     ============       =============       ============
Accumulation units outstanding .................................       11,538,596          56,320,835          7,200,511
                                                                     ============       =============       ============
Unit value .....................................................     $   1.441014       $    4.202684       $   2.301515
                                                                     ============       =============       ============


                                                                       Strategic
                                                                      Allocation       International        Balanced
                                                                      Sub-Account       Sub-Account        Sub-Account
                                                                   ----------------   ---------------   ----------------
Assets
 Investments at cost ...........................................     $ 35,170,967      $ 38,821,949       $ 19,629,676
                                                                     ============      ============       ============
 Investment in The Phoenix Edge Series Fund, at market .........     $ 36,045,635      $ 43,146,110       $ 20,745,874
                                                                     ------------      ------------       ------------
  Total assets .................................................       36,045,635        43,146,110         20,745,874
Liabilities
 Accrued expenses to related party .............................           24,077            28,378             13,791
                                                                     ------------      ------------       ------------
Net assets .....................................................     $ 36,021,558      $ 43,117,732       $ 20,732,083
                                                                     ============      ============       ============
Accumulation units outstanding .................................       12,947,264        23,810,180         11,686,186
                                                                     ============      ============       ============
Unit value .....................................................     $   2.782175      $   1.810895       $   1.774067
                                                                     ============      ============       ============


                                                                                                             Aberdeen
                                                                     Real Estate      Strategic Theme        New Asia
                                                                     Sub-Account        Sub-Account        Sub-Account
                                                                   ---------------   -----------------   ---------------
Assets
 Investments at cost ...........................................     $ 3,703,960        $ 4,532,000        $ 1,559,523
                                                                     ===========        ===========        ===========
 Investment in The Phoenix Edge Series Fund, at market .........     $ 4,148,357        $ 4,473,952        $ 1,049,925
                                                                     -----------        -----------        -----------
  Total assets .................................................       4,148,357          4,473,952          1,049,925
Liabilities
 Accrued expenses to related party .............................           2,644              2,907                695
                                                                     -----------        -----------        -----------
Net assets .....................................................     $ 4,145,713        $ 4,471,045        $ 1,049,230
                                                                     ===========        ===========        ===========
Accumulation units outstanding .................................       2,623,760          3,845,161          1,565,906
                                                                     ===========        ===========        ===========
Unit value .....................................................     $  1.580065        $  1.162772        $  0.670046
                                                                     ===========        ===========        ===========


                                                                                          Wanger
                                                                       Enhanced       International       Wanger U.S.
                                                                        Index           Small Cap          Small Cap
                                                                     Sub-Account       Sub-Account        Sub-Account
                                                                   ---------------   ---------------   ----------------
Assets
 Investments at cost ...........................................     $ 1,911,997       $ 6,984,952       $ 14,388,061
                                                                     ===========       ===========       ============
 Investment in the Phoenix Edge Series Fund, at market .........     $ 1,952,250                --                 --
 Investment in Wanger Advisors Trust, at market ................              --       $ 6,538,176       $ 16,357,922
                                                                     -----------       -----------       ------------
  Total assets .................................................       1,952,250         6,538,176         16,357,922
Liabilities
 Accrued expenses to related party .............................           1,242             4,304             10,425
                                                                     -----------       -----------       ------------
Net assets .....................................................     $ 1,951,008       $ 6,533,872       $ 16,347,497
                                                                     ===========       ===========       ============
Accumulation units outstanding .................................       1,830,791         6,507,413         12,260,968
                                                                     ===========       ===========       ============
Unit value .....................................................     $  1.065664       $  1.004066       $   1.333296
                                                                     ===========       ===========       ============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                     Multi-Sector
                                                                  Money Market         Growth        Fixed Income
                                                                   Sub-Account      Sub-Account      Sub-Account
                                                                 --------------   ---------------   -------------
Investment income
 Distributions ...............................................      $787,128        $ 1,274,518      $1,024,853
Expenses
 Mortality and expense risk charges ..........................       124,354          1,639,929         110,127
                                                                    --------        -----------      ----------
Net investment income (loss) .................................       662,774           (365,411)        914,726
                                                                    --------        -----------      ----------
Net realized gain (loss) from share transactions .............            34            (13,683)          4,696
Net realized gain distribution from Fund .....................            --         36,351,738         401,988
Net unrealized appreciation on investment ....................            --            909,243          18,289
                                                                    --------        -----------      ----------
Net gain on investments ......................................            34         37,247,298         424,973
                                                                    --------        -----------      ----------
Net increase in net assets resulting from operations .........      $662,808        $36,881,887      $1,339,699
                                                                    ========        ===========      ==========


                                                                       Strategic
                                                                       Allocation     International      Balanced
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                     -------------   ---------------   ------------
Investment income
 Distributions ...................................................    $  681,837       $  526,957       $  561,561
Expenses
 Mortality and expense risk charges ..............................       249,583          315,851          145,865
                                                                      ----------       ----------       ----------
Net investment income ............................................       432,254          211,106          415,696
                                                                      ----------       ----------       ----------
Net realized gain (loss) from share transactions .................        16,230          (38,944)           7,612
Net realized gain distribution from Fund .........................     4,395,531        4,047,584        2,259,915
Net unrealized appreciation (depreciation) on investment .........       604,211         (307,551)         120,786
                                                                      ----------       ----------       ----------
Net gain on investments ..........................................     5,015,972        3,701,089        2,388,313
                                                                      ----------       ----------       ----------
Net increase in net assets resulting from operations .............    $5,448,226       $3,912,195       $2,804,009
                                                                      ==========       ==========       ==========


                                                                                                                   Aberdeen
                                                                             Real Estate     Strategic Theme       New Asia
                                                                             Sub-Account       Sub-Account        Sub-Account
                                                                            -------------   -----------------   --------------
Investment income
 Distributions ..........................................................      $ 91,995         $  13,601         $   46,168
Expenses
 Mortality and expense risk charges .....................................        20,395            26,037             11,151
                                                                               --------         ---------         ----------
Net investment income (loss) ............................................        71,600           (12,436)            35,017
                                                                               --------         ---------         ----------
Net realized gain (loss) from share transactions ........................           438             2,000            (13,900)
Net realized gain distribution from Fund ................................       136,883           515,108                791
Net unrealized appreciation (depreciation) on investment ................       332,563           (66,310)          (502,645)
                                                                               --------         ---------         ----------
Net gain (loss) on investments ..........................................       469,884           450,798           (515,754)
                                                                               --------         ---------         ----------
Net increase (decrease) in net assets resulting from operations .........      $541,484         $ 438,362         $ (480,737)
                                                                               ========         =========         ==========


                                                                                                  Wanger           Wanger
                                                                               Enhanced         International        U.S.
                                                                                 Index            Small Cap       Small Cap
                                                                             Sub-Account(1)     Sub-Account       Sub-Account
                                                                            --------------     --------          ----------
Investment income
 Distributions ..........................................................   $        9,326     $  68,447         $  103,408
Expenses
 Mortality and expense risk charges .....................................            3,926        35,993             67,198
                                                                            --------------     ---------         ----------
Net investment income ...................................................            5,400        32,454             36,210
                                                                            --------------     ---------         ----------
Net realized loss from share transactions ...............................             (334)       (3,142)           (13,408)
Net realized gain distribution from Fund ................................            8,778            --                 --
Net unrealized appreciation (depreciation) on investment ................           40,253      (450,637)         1,960,796
                                                                            --------------     ---------         ----------
Net gain (loss) on investments ..........................................           48,697      (453,779)         1,947,388
                                                                            --------------     ---------         ----------
Net increase (decrease) in net assets resulting from operations .........   $       54,097     $(421,325)        $1,983,598
                                                                            ==============     =========         ==========
(1) From inception July 18, 1997 to December 31, 1997



                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                               Multi-Sector
                                                                             Money Market        Growth        Fixed Income
                                                                              Sub-Account      Sub-Account     Sub-Account
                                                                           ---------------- ---------------- ---------------
From operations
 Net investment income (loss) ............................................  $     662,774    $    (365,411)   $    914,726
 Net realized gain .......................................................             34       36,338,055         406,684
 Net unrealized appreciation .............................................             --          909,243          18,289
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from operations ....................        662,808       36,881,887       1,339,699
                                                                            -------------    -------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................     29,753,469       51,373,829       3,839,754
 Participant transfers ...................................................    (24,739,794)         461,474       1,758,903
 Participant withdrawals .................................................     (4,583,895)     (24,768,747)     (1,594,349)
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from participant transactions ......        429,780       27,066,556       4,004,308
                                                                            -------------    -------------    ------------
 Net increase in net assets ..............................................      1,092,588       63,948,443       5,344,007
Net assets
 Beginning of period .....................................................     15,534,693      172,750,207      11,228,080
                                                                            -------------    -------------    ------------
 End of period ...........................................................  $  16,627,281    $ 236,698,650    $ 16,572,087
                                                                            =============    =============    ============


                                                                                Strategic
                                                                                Allocation      International        Balanced
                                                                               Sub-Account       Sub-Account       Sub-Account
                                                                             ---------------   ---------------   ---------------
From operations
 Net investment income ...................................................    $    432,254      $    211,106      $    415,696
 Net realized gain .......................................................       4,411,761         4,008,640         2,267,527
 Net unrealized appreciation (depreciation) ..............................         604,211          (307,551)          120,786
                                                                              ------------      ------------      ------------
 Net increase in net assets resulting from operations ....................       5,448,226         3,912,195         2,804,009
                                                                              ------------      ------------      ------------
From accumulation unit transactions
 Participant deposits ....................................................       6,156,264         9,403,556         3,516,448
 Participant transfers ...................................................       1,805,561           284,097           397,233
 Participant withdrawals .................................................      (3,655,616)       (4,537,485)       (2,204,100)
                                                                              ------------      ------------      ------------
 Net increase in net assets resulting from participant transactions ......       4,306,209         5,150,168         1,709,581
                                                                              ------------      ------------      ------------
 Net increase in net assets ..............................................       9,754,435         9,062,363         4,513,590
Net assets
 Beginning of period .....................................................      26,267,123        34,055,369        16,218,493
                                                                              ------------      ------------      ------------
 End of period ...........................................................    $ 36,021,558      $ 43,117,732      $ 20,732,083
                                                                              ============      ============      ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                                                                    Aberdeen
                                                                              Real Estate     Strategic Theme       New Asia
                                                                              Sub-Account       Sub-Account        Sub-Account
                                                                             -------------   -----------------   --------------
From operations
 Net investment income (loss) ............................................    $   71,600        $  (12,436)        $   35,017
 Net realized gain (loss) ................................................       137,321           517,108            (13,109)
 Net unrealized appreciation (depreciation) ..............................       332,563           (66,310)          (502,645)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets resulting from operations .........       541,484           438,362           (480,737)
                                                                              ----------        ----------         ----------
From accumulation unit transactions
 Participant deposits ....................................................     1,089,983         1,476,759            522,055
 Participant transfers ...................................................     1,984,226         1,197,938           (774,160)
 Participant withdrawals .................................................      (357,873)         (447,958)          (159,479)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets resulting from participant
  transactions ...........................................................     2,716,336         2,226,739           (411,584)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets ...................................     3,257,820         2,665,101           (892,321)
Net assets
 Beginning of period .....................................................       887,893         1,805,944          1,941,551
                                                                              ----------        ----------         ----------
 End of period ...........................................................    $4,145,713        $4,471,045         $1,049,230
                                                                              ==========        ==========         ==========


                                                                                                     Wanger
                                                                                 Enhanced        International      Wanger U.S.
                                                                                   Index           Small Cap         Small Cap
                                                                              Sub-Account(1)      Sub-Account       Sub-Account
                                                                             ----------------   ---------------   --------------
From operations
 Net investment income ...................................................      $    5,400        $   32,454       $     36,210
 Net realized gain (loss) ................................................           8,444            (3,142)           (13,408)
 Net unrealized appreciation (depreciation) ..............................          40,253          (450,637)         1,960,796
                                                                                ----------        ----------       ------------
 Net increase (decrease) in net assets resulting from operations .........          54,097          (421,325)         1,983,598
                                                                                ----------        ----------       ------------
From accumulation unit transactions
 Participant deposits ....................................................         334,421         2,372,417          3,760,805
 Participant transfers ...................................................       1,632,282         4,882,238         11,222,509
 Participant withdrawals .................................................         (69,792)         (595,864)        (1,086,412)
                                                                                ----------        ----------       ------------
 Net increase in net assets resulting from participant transactions ......       1,896,911         6,658,791         13,896,902
                                                                                ----------        ----------       ------------
 Net increase in net assets ..............................................       1,951,008         6,237,466         15,880,500
Net assets
 Beginning of period .....................................................              --           296,406            466,997
                                                                                ----------        ----------       ------------
 End of period ...........................................................      $1,951,008        $6,533,872       $ 16,347,497
                                                                                ==========        ==========       ============
(1) From inception July 18, 1997 to December 31, 1997



                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                                                                               Multi-Sector
                                                                             Money Market        Growth        Fixed Income
                                                                              Sub-Account      Sub-Account     Sub-Account
                                                                           ---------------- ---------------- ---------------
From operations
 Net investment income ...................................................  $     548,378    $     281,274    $    593,496
 Net realized gain .......................................................             --       11,420,506         326,876
 Net unrealized appreciation .............................................             --        4,791,630          43,393
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from operations ....................        548,378       16,493,410         963,765
                                                                            -------------    -------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................     26,004,635       47,202,324       2,811,259
 Participant transfers ...................................................    (21,268,222)      10,438,285       1,823,625
 Participant withdrawals .................................................     (3,701,639)     (19,333,192)     (1,071,344)
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from participant transactions ......      1,034,774       38,307,417       3,563,540
                                                                            -------------    -------------    ------------
 Net increase in net assets ..............................................      1,583,152       54,800,827       4,527,305
Net assets
 Beginning of period .....................................................     13,951,541      117,949,380       6,700,775
                                                                            -------------    -------------    ------------
 End of period ...........................................................  $  15,534,693    $ 172,750,207    $ 11,228,080
                                                                            =============    =============    ============


                                                                            Strategic Allocation   International      Balanced
                                                                                 Sub-Account        Sub-Account     Sub-Account
                                                                           ---------------------- --------------- ---------------
From operations
 Net investment income ...................................................      $    324,553       $    245,322    $    296,076
 Net realized gain .......................................................         1,622,713            747,494       1,394,172
 Net unrealized appreciation (depreciation) ..............................           (91,227)         3,401,467        (304,864)
                                                                                ------------       ------------    ------------
 Net increase in net assets resulting from operations ....................         1,856,039          4,394,283       1,385,384
                                                                                ------------       ------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................         6,031,095          8,480,853       3,636,746
 Participant transfers ...................................................         1,002,380          3,847,285        (651,439)
 Participant withdrawals .................................................        (2,871,670)        (3,414,225)     (1,868,673)
                                                                                ------------       ------------    ------------
 Net increase in net assets resulting from participant transactions ......         4,161,805          8,913,913       1,116,634
                                                                                ------------       ------------    ------------
 Net increase in net assets ..............................................         6,017,844         13,308,196       2,502,018
Net assets
 Beginning of period .....................................................        20,249,279         20,747,173      13,716,475
                                                                                ------------       ------------    ------------
 End of period ...........................................................      $ 26,267,123       $ 34,055,369    $ 16,218,493
                                                                                ============       ============    ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)


                                                                                                                  Aberdeen
                                                                              Real Estate    Strategic Theme      New Asia
                                                                            Sub-Account(1)    Sub-Account(1)   Sub-Account(2)
                                                                           ---------------- ----------------- ---------------
From operations
 Net investment income ...................................................    $   8,506        $      910       $    7,082
 Net realized gain .......................................................       22,646             1,002              919
 Net unrealized appreciation (depreciation) ..............................      111,837             8,263           (6,953)
                                                                              ---------        ----------       ----------
 Net increase in net assets resulting from operations ....................      142,989            10,175            1,048
                                                                              ---------        ----------       ----------
From accumulation unit transactions
 Participant deposits ....................................................      114,179           507,159          137,347
 Participant transfers ...................................................      648,017         1,412,288        1,825,934
 Participant withdrawals .................................................      (17,292)         (123,678)         (22,778)
                                                                              ---------        ----------       ----------
 Net increase in net assets resulting from participant transactions ......      744,904         1,795,769        1,940,503
                                                                              ---------        ----------       ----------
 Net increase in net assets ..............................................      887,893         1,805,944        1,941,551
Net assets
 Beginning of period .....................................................           --                --               --
                                                                              ---------        ----------       ----------
 End of period ...........................................................    $ 887,893        $1,805,944       $1,941,551
                                                                              =========        ==========       ==========


                                                                                  Wanger
                                                                               International       Wanger U.S.
                                                                                 Small Cap          Small Cap
                                                                              Sub-Account(3)     Sub-Account(3)
                                                                             ----------------   ----------------
From operations
 Net investment loss .....................................................       $    (30)          $    (65)
 Net realized gain .......................................................             --                 29
 Net unrealized appreciation .............................................          3,861              9,066
                                                                                 --------           --------
 Net increase in net assets resulting from operations ....................          3,831              9,030
                                                                                 --------           --------
From accumulation unit transactions
 Participant deposits ....................................................          8,061             11,399
 Participant transfers ...................................................        284,998            447,242
 Participant withdrawals .................................................           (484)              (674)
                                                                                 --------           --------
 Net increase in net assets resulting from participant transactions ......        292,575            457,967
                                                                                 --------           --------
 Net increase in net assets ..............................................        296,406            466,997
Net assets
 Beginning of period .....................................................             --                 --
                                                                                 --------           --------
 End of period ...........................................................       $296,406           $466,997
                                                                                 ========           ========
(1) From inception May 1, 1996 to December 31, 1996
(2) From inception September 18, 1996 to December 31, 1996
(3) From inception December 18, 1996 to December 31, 1996


                       See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
     Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and currently consists of twelve Sub-Accounts, that invest in a corresponding series of The Phoenix Edge Series Fund, or Wanger Advisors Trust (the "Funds").

     Each series has distinct investment objectives. The Money Market Series is a short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in internationally diversified equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S & P
500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. Policyowners may also direct the allocation of their investments between the account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                                    Purchases          Sales
-----------------------------------------   --------------   --------------
The Phoenix Edge Series Fund:
 Money Market ...........................    $24,741,678      $23,649,364
 Growth .................................     74,873,217       11,780,750
 Multi-Sector Fixed Income ..............      7,751,739        2,427,026
 Strategic Allocation ...................     11,873,632        2,733,352
 International ..........................     14,334,763        4,919,601
 Balanced ...............................      6,251,920        1,863,892
 Real Estate ............................      3,551,387          624,453
 Strategic Theme ........................      3,086,981          355,827
 Aberdeen New Asia ......................      1,164,685        1,541,033
 Enhanced Index .........................      1,996,553           84,221
Wanger Advisors Trust:
 Wanger International Small Cap .........      7,495,468          799,948
 Wanger U.S. Small Cap ..................     14,506,011          562,538

Note 4--Participant Accumulation Unit Transactions (in units)


                                                                             Sub-Account
                                        --------------------------------------------------------------------------------------------
                                            Money                         Multi-Sector     Strategic
                                            Market             Growth     Fixed Income     Allocation   International    Balanced
                                        --------------      ------------ --------------  -------------- -------------- -------------
Flex Edge and Flex Edge Success:
Units outstanding, beginning of period .    10,724,432       47,488,023    5,233,038       10,993,304    20,012,736      10,200,782
Participant deposits ...................    19,441,883       12,224,278    1,660,100        2,243,760     4,956,751       1,966,680
Participant transfers ..................   (16,331,954)        (111,168)     768,740          631,459        76,649         208,481
Participant withdrawals ................    (2,946,179)      (5,804,421)    (692,262)      (1,315,119)   (2,354,334)     (1,223,284)
                                         -------------       ----------    ---------       ----------   -----------      -----------
Units outstanding, end of period .......    10,888,182       53,796,712    6,969,616       12,553,404   22,691,802       11,152,659
                                         =============       ==========    =========       ==========   ===========      ===========

                                                                                                            Wanger
                                                             Strategic      Aberdeen       Enhanced      International   Wanger U.S.
                                          Real  Estate         Theme        New Asia         Index         Small Cap      Small Cap
                                         ----------------    ----------   -------------- -------------  ---------------- -----------
Units outstanding, beginning of period .     661,261          1,662,135    1,908,225               --      276,887          432,094
Participant deposits ...................     694,118          1,168,665      544,018          279,879    2,032,782        2,821,067
Participant transfers ..................   1,369,217          1,023,653     (839,908)       1,587,831    4,347,440        9,260,836
Participant withdrawals ................    (222,186)          (329,249)    (153,781)         (67,917)    (501,136)        (756,874)
                                         -------------       ----------   ----------    -------------   -----------      -----------
Units outstanding, end of period .......   2,502,410          3,525,204    1,458,554        1,799,793    6,155,973       11,757,123
                                         =============       ==========   ==========    =============   ===========      ===========




               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS



                                                  Money                     Multi-Sector     Strategic
                                                  Market         Growth     Fixed Income     Allocation  International   Balanced
                                             --------------- ------------- --------------  ------------- -------------- -----------
Joint Edge:
Units outstanding, beginning of period .....      524,887      1,887,862      145,848         315,311       891,214       495,615
Participant deposits .......................    1,559,669        951,327       71,988         125,380       375,497       130,272
Participant transfers ......................   (1,247,797)       168,606       53,880          27,451        65,833        (9,439)
Participant withdrawals ....................     (186,345)      (483,672)     (40,821)        (74,282)     (214,166)      (82,921)
                                             --------------    ---------     --------         -------     -----------     --------
Units outstanding, end of period ...........      650,414      2,524,123      230,895         393,860     1,118,378       533,527
                                             ==============    =========     ========         =======     ===========     ========

                                                                                                             Wanger
                                                              Strategic      Aberdeen       Enhanced      International   Wanger U.S
                                               Real Estate      Theme        New Asia         Index         Small Cap      Small Cap
                                             ---------------  ---------    --------------   ----------   ---------------- ----------
Units outstanding, beginning of period .....     19,197          143,329      34,915               --       11,716         17,668
Participant deposits .......................     63,663          168,852      54,008           20,878      152,815        212,241
Participant transfers ......................     58,532           80,865      34,503           12,228      227,435        330,381
Participant withdrawals ....................    (20,042)         (73,089)    (16,074)          (2,108)     (40,526)       (56,445)
                                             --------------    ---------     --------      ----------    ------------     --------
Units outstanding, end of period ...........    121,350          319,957     107,352           30,998      351,440        503,845
                                             ==============    =========     ========      ==========    ============     ========



Note 5--Policy Loans

     Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of a policy's cash value with an interest rate set in accordance with the contract due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.


Note 6--Investment Advisory Fees and Related Party Transactions

     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.


     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-Accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $24,715,463 during the year ended December 31, 1997.


     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.


     Phoenix Equity Planning Corporation is the principal underwriter and distributor of the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.


     Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).


     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.


Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.


     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


[Price Waterhouse LLP logotype]                                           [LOGO]



To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP



Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081


Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109


State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------



Report of Independent Accountants ............................................37

Consolidated Balance Sheet at December 31, 1997 and 1996 .....................38

Consolidated Statement of Income and Equity for the Years Ended
  December 31, 1997, 1996 and 1995 ...........................................39

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1997, 1996 and 1995 ............................................40

Notes to Consolidated Financial Statements ................................41-67

                              One Financial Plaza         Telephone 860 240 2000
                              Hartford, CT 06103


[LOGO] PRICE WATERHOUSE LLP                               [LOGO]





                        REPORT OF INDEPENDENT ACCOUNTANTS


February 11, 1998

To the Board of Directors
 and Policyholders of
 Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                            DECEMBER 31,
                                                                                    1997                1996
                                                                                           (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                         $         1,554,905  $        1,555,685
Available-for-sale debt securities, at fair value                                     5,659,061           4,895,393
Equity securities, at fair value                                                        373,388             235,351
Mortgage loans                                                                          927,501             947,076
Real estate                                                                             321,757             410,945
Policy loans                                                                          1,986,728           1,667,784
Other invested assets                                                                   262,675             218,119
Short-term investments                                                                1,078,276             164,967
                                                                              ------------------   -----------------
Total investments                                                                    12,164,291          10,095,320

Cash and cash equivalents                                                               159,307             172,895
Accrued investment income                                                               149,566             135,475
Deferred policy acquisition costs                                                     1,038,407             926,274
Premiums, accounts and notes receivable                                                  99,468              79,354
Reinsurance recoverables                                                                 66,649              46,251
Property and equipment, net                                                             156,190             137,231
Goodwill and other intangible assets, net                                               541,499             313,507
Other assets                                                                             61,087             134,589
Separate account assets                                                               4,082,255           3,412,152
                                                                              ------------------   -----------------
Total assets                                                                $        18,518,719  $       15,453,048
                                                                              ==================   =================

LIABILITIES
Policy liabilities and accruals                                             $        11,334,014  $        9,462,039
Securities sold subject to repurchase agreements                                        137,473
Other indebtedness                                                                      471,085             490,430
Deferred income taxes                                                                   143,821              61,934
Other liabilities                                                                       585,467             499,940
Separate account liabilities                                                          4,082,255           3,412,152
                                                                              ------------------   -----------------
Total liabilities                                                                    16,754,115          13,926,495

Contingent liabilities (Note 17)

MINORITY INTEREST IN NET ASSETS OF CONSOLIDATED SUBSIDIARIES                            136,514             129,084

POLICYHOLDERS' EQUITY                                                                 1,628,090           1,397,469
                                                                              ------------------   -----------------
Total liabilities and policyholders' equity                                 $        18,518,719  $       15,453,048
                                                                              ==================   =================


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                  1997               1996              1995
                                                                                                (IN THOUSANDS)
REVENUES
Premiums                                                             $       1,640,606  $       1,518,822  $      1,456,875
Insurance and investment product fees                                          468,030            421,058           324,459
Net investment income                                                          736,874            689,890           662,468
Net realized investment gains                                                  142,770             95,265            74,738
                                                                       ---------------    ---------------    --------------
 Total revenues                                                              2,988,280          2,725,035         2,518,540
                                                                       ---------------    ---------------    --------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims, losses and loss
 adjustment expenses                                                         1,633,633          1,529,573         1,471,030
Policyholder dividends                                                         343,725            311,739           289,469
Policy acquisition expenses                                                    248,726            242,363           221,339
Other operating expenses                                                       531,597            452,399           419,231
                                                                       ---------------    ---------------    --------------
  Total benefits, losses and expenses                                        2,757,681          2,536,074         2,401,069
                                                                       ---------------    ---------------    --------------

OPERATING INCOME                                                               230,599            188,961           117,471

NON-OPERATING INCOME
Gain on merger transactions                                                                                          40,580
                                                                       ---------------    ---------------    --------------

INCOME BEFORE INCOME TAXES AND MINORITY INTEREST                               230,599            188,961           158,051

Income taxes                                                                    57,069             79,331            43,352
                                                                       ---------------    ---------------    --------------

INCOME BEFORE MINORITY INTEREST                                                173,530            109,630           114,699

Minority interest in net income of consolidated subsidiaries                     8,882              8,902               950
                                                                       ---------------    ---------------    --------------

NET INCOME                                                                     164,648            100,728           113,749
Change in net unrealized investment gains, net of income taxes                  65,973             15,154            99,518
                                                                       ---------------    ---------------    --------------

INCREASE IN POLICYHOLDERS' EQUITY                                              230,621            115,882           213,267
POLICYHOLDERS' EQUITY, BEGINNING OF YEAR                                     1,397,469          1,281,587         1,068,320
                                                                       ---------------    ---------------    --------------

POLICYHOLDERS' EQUITY, END OF YEAR                                   $       1,628,090 $        1,397,469 $       1,281,587
                                                                       ===============    ===============    ==============




        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         1997                 1996                1995
                                                                                         (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                      $        164,648 $             100,728  $         113,749

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY OPERATIONS
  Net realized investment gains                                           (142,770)              (95,265)           (74,738)
  Net gain on mergers                                                                                               (40,580)
  Amortization and depreciation                                             90,565                64,870             58,912
  Deferred income taxes (benefit)                                            2,555                14,774            (16,236)
  (Increase) decrease in receivables                                       (49,172)                5,955            (30,130)
  Increase in deferred policy acquisition costs                            (48,860)              (61,985)           (26,370)
  Increase in policy liabilities and accruals                              512,476               559,724            537,919
  Increase (decrease) in other assets/other liabilities, net                44,269               (66,337)            95,880
  Other, net                                                                 5,832                  (652)             4,203
                                                                     --------------     -----------------     --------------
    Net cash provided by operating activities                              579,543               521,812            622,609
                                                                     --------------     -----------------     --------------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from maturities or repayments of
     available-for-sale debt securities                                  1,187,943             1,348,809          1,145,146
  Proceeds from maturities or repayments of
     held-to-maturity debt securities                                      217,302               118,596            143,773
  Proceeds from disposals of equity securities                              51,373               382,359            329,104
  Proceeds from mortgage loan maturities or repayments                     164,213               151,760            186,172
  Proceeds from sale of other invested assets                              218,874               127,440            148,546
  Purchase of available-for-sale debt securities                        (1,689,479)           (1,909,086)        (1,614,387)
  Purchase of held-to-maturity debt securities                            (225,722)             (385,321)          (247,354)
  Purchase of equity securities                                            (88,573)             (215,104)          (282,488)
  Purchase of subsidiaries                                                (246,400)
  Purchase of mortgage loans                                              (140,831)             (200,683)           (93,097)
  Purchase of other invested assets                                        (90,593)             (157,077)           (73,482)
  Change in short term investments, net                                     58,384               110,503           (166,445)
  Increase in policy loans                                                 (59,699)              (49,912)           (32,387)
  Capital expenditures                                                     (41,504)               (3,543)           (18,449)
  Other investing activities, net                                           (1,750)               (5,898)           (12,704)
                                                                     --------------     -----------------     --------------
    Net cash used for investing activities                                (686,462)             (687,157)          (588,052)
                                                                     --------------     -----------------     --------------

CASH FLOW FROM FINANCING ACTIVITIES
  Withdrawals of contractholder deposit funds,
     net of deposits and interest credited                                 (17,902)               (6,301)          (154,100)
  Proceeds from securities sold subject to
     repurchase agreements                                                 137,472
  Proceeds from borrowings                                                 215,359               226,082            177,922
  Repayment of borrowings                                                 (234,703)               (2,400)           (12,726)
  Dividends paid to minority shareholders                                   (6,895)               (6,245)           (31,215)
                                                                     --------------     -----------------     --------------
    Net cash provided by (used for) financing activities                    93,331               211,136            (20,119)
                                                                     --------------     -----------------     --------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                    (13,588)               45,791             14,438

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                               172,895               127,104            112,666
                                                                     --------------     -----------------     --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                            $        159,307  $            172,895  $         127,104
                                                                     ==============     =================     ==============

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid, net                                        $         76,167  $             76,157  $          33,399
    Interest paid on indebtedness                                 $         32,300  $             19,214  $           8,100



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Home Life Mutual Insurance Company (Phoenix) and its subsidiaries market a wide range of insurance and investment products and services including individual participating life insurance, variable life insurance, group life and health insurance, life and health reinsurance, annuities, investment advisory and mutual fund distribution services, insurance agency and brokerage operations, primarily based in the United States. These products and services are distributed among seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. See Note 10 for segment information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

     The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has at least a 20% interest or those where Phoenix has significant influence are reported on the equity basis.

     These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant intercompany accounts and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 amounts to conform with the 1997 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, asset-backed securities including collateralized mortgage obligations and redeemable preferred stocks. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in policyholders' equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Equity securities are reported at fair value based principally on their quoted market prices with unrealized gains or losses included in policyholders' equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

     Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Other invested assets (primarily partnership interests) are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value.

     Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a separate component of policyholders' equity, net of deferred income taxes and deferred policy acquisition costs.

     FINANCIAL INSTRUMENTS

     In the normal course of business, Phoenix enters into transactions involving various types of financial instruments, including debt, investments such as debt securities, mortgage loans and equity securities, and off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, and interest rate swaps. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For individual participating life insurance business, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

     For universal life, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over the estimated lives of such assets. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

     Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDERS' DIVIDENDS

     Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary of each policy. Phoenix also establishes a liability for termination dividends.

     INCOME TAXES

     Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for the years ended December 31, 1997, 1996 and 1995. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

     As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

3.   SIGNIFICANT TRANSACTIONS

     CONFEDERATION LIFE

     On December 31, 1997, Phoenix acquired the individual life and single-premium deferred annuity business of the former Confederation Life Insurance Company. Confederation Life, a Canadian mutual life insurer, was placed in liquidation during August of 1994. The blocks of business acquired were part of Confederation Life's U.S. branch operations and were covered under the rehabilitation plan approved by a Michigan circuit court. Approximately 40,000 policies with annualized premium of $122.8 million were included in the acquisition under an assumption reinsurance contract. Pursuant to initiation of the contract and the closing on December 31, 1997, Phoenix recorded all balances reinsured using the purchase accounting method. The value of reserves and liabilities acquired totaled $1.4 billion and exceeded the assets received, principally cash and short-term investments. The difference of $141.3 million was recorded as deferred acquisition costs.

     PHOENIX DUFF & PHELPS CORPORATION

     On September 3, 1997, Phoenix Duff & Phelps acquired Pasadena Capital Corporation, the parent company of Roger Engemann & Associates, Inc. Pasadena Capital manages $6.3 billion in assets, primarily individual accounts.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     On July 17, 1997, Phoenix Duff & Phelps acquired a majority interest in GMG/Seneca Capital Management LLC, renamed Seneca Capital Management. Seneca Capital Management manages $4.2 billion in assets.

     Effective January 1, 1995, the money management businesses of Phoenix were completely transferred to Phoenix Securities Group, Inc. an indirect wholly-owned subsidiary. Phoenix Securities Group entered into contracts to manage the investments of the general and separate accounts of Phoenix. On November 1, 1995, Phoenix, through its subsidiary, PM Holdings, Inc., merged Phoenix Securities Group into Duff & Phelps Corporation, forming Phoenix Duff & Phelps Corporation. The transaction was accounted for as a reverse merger with the purchase accounting method applied to Duff & Phelps' assets and liabilities. The purchase price was $190.7 million and Phoenix Duff & Phelps recorded $93.1 million of goodwill, which is being amortized over forty years using the straight-line method. PM Holdings owns approximately 60% of the outstanding Phoenix Duff & Phelps common stock. In addition, PM Holdings owns 45% of Phoenix Duff & Phelps' series A convertible exchangeable preferred stock. PM Holdings recognized a non-operating, non-cash, tax free gain on this transaction of $36.9 million resulting from the realization of the appreciation of the stock exchanged which is included in the gain on merger transactions in the Consolidated Statement of Income and Equity.

     SURPLUS NOTES

     On November 25, 1996, Phoenix issued $175 million of surplus notes with a 6.95% interest rate scheduled to mature on December 1, 2006. There are no sinking fund provisions in the notes. The notes are classified as debt in the Consolidated Balance Sheet.

     The notes were issued in accordance with Section 1307 of the New York Insurance Law and, accordingly, interest and principal payments cannot be made without the approval of the New York Insurance Department.

     The notes were issued pursuant to Rule 144A under the Securities Act of 1933 underwritten by Bear, Stearns & Co. Inc., Chase Securities Inc. and Merrill Lynch & Co. and are administered by Bank of New York as registrar/paying agent.

     ABERDEEN ASSET MANAGEMENT PLC

     On March 25, 1996, Phoenix purchased common shares of Aberdeen Asset Management PLC, a Scottish asset management firm for $26.4 million. Phoenix transferred these shares to PM Holding in 1996. As of December 31, 1997, PM Holdings owned 10% of Aberdeen Asset Management's outstanding common stock. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

     In addition, on April 15, 1996, Phoenix purchased a 7% convertible subordinated note issued by Aberdeen Asset Management for $37.5 million. The note, which matures on March 29, 2003, may be converted into shares which would be equivalent to approximately 11% of Aberdeen Asset Management's then outstanding common stock. The note is classified as equity securities in the Consolidated Balance Sheet.

     In the spring of 1996, Phoenix and Aberdeen Asset Management joined together to form Phoenix-Aberdeen International Advisors, LLC, an SEC registered investment advisor that, in conjunction with Phoenix Duff & Phelps and Aberdeen Asset Management, develops and markets investment products in the United States and the United Kingdom.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT AND EQUITY SECURITIES

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                            GROSS               GROSS
                                                     AMORTIZED            UNREALIZED          UNREALIZED             FAIR
                                                       COST                 GAINS               LOSSES               VALUE
                                                                                  (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds          $           11,041     $            569  $               (8) $            11,602
Foreign government bonds                                    3,032                   15                (115)               2,932
Corporate securities                                    1,521,033              103,267              (2,042)           1,622,258
Mortgage-backed securities                                 19,799                  949                                   20,748
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 1,554,905              104,800              (2,165)           1,657,540
                                                  ----------------      ---------------     ---------------     ----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                          501,190               25,020                (636)             525,574
State and political subdivision bonds                     474,123               32,896              (3,477)             503,542
Foreign government bonds                                  248,831               26,303              (5,992)             269,142
Corporate securities                                    1,384,503               97,943              (4,403)           1,478,043
Mortgage-backed securities                              2,786,278               99,785              (3,303)           2,882,760
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 5,394,925              281,947             (17,811)           5,659,061
                                                  ----------------      ---------------     ---------------     ----------------

  TOTAL DEBT SECURITIES                        $        6,949,830  $           386,747  $          (19,976) $         7,316,601
                                                  ================      ===============     ===============     ================

EQUITY SECURITIES                              $          195,717  $           190,669  $          (12,998) $           373,388
                                                  ================      ===============     ===============     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1996 were as follows:

                                                                           GROSS                 GROSS
                                                 AMORTIZED               UNREALIZED            UNREALIZED                FAIR
                                                    COST                   GAINS                 LOSSES                 VALUE
                                                                                 (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds     $             11,685      $                5    $             (375)    $           11,315
Corporate securities                                 1,525,999                  61,692               (13,405)             1,574,286
Mortgage-backed securities                              18,001                   1,037                   (15)                19,023
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              1,555,685                  62,734               (13,795)             1,604,624
                                              -----------------       -----------------     -----------------      -----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                       561,017                  13,970                (1,610)               573,377
State and political subdivision bonds                  406,679                  13,831                (1,154)               419,356
Foreign government bonds                               174,298                  31,441                (1,457)               204,282
Corporate securities                                 1,092,163                  70,432                (7,968)             1,154,627
Mortgage-backed securities                           2,509,232                  60,321               (25,802)             2,543,751
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              4,743,389                 189,995               (37,991)             4,895,393
                                              -----------------       -----------------     -----------------      -----------------

  TOTAL DEBT SECURITIES                   $          6,299,074      $          252,729    $          (51,786)    $        6,500,017
                                              =================       =================     =================      =================

EQUITY SECURITIES                         $            137,907      $          100,258    $           (2,814)    $          235,351
                                              =================       =================     =================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1997 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.


                                                            HELD-TO-MATURITY                           AVAILABLE-FOR-SALE
                                                     AMORTIZED               FAIR               AMORTIZED               FAIR
                                                       COST                  VALUE                COST                  VALUE
                                                                                  (IN THOUSANDS)

Due in one year or less                         $         113,850     $         116,684  $            78,768  $             79,054
Due after one year through five years                     477,101               499,155              329,529               347,240
Due after five years through ten years                    625,518               670,597              651,878               683,747
Due after ten years                                       318,637               350,357            1,548,472             1,666,260
Mortgage-backed securities                                 19,799                20,747            2,786,278             2,882,760
                                                  ----------------      ----------------     ----------------      ----------------

Total                                           $       1,554,905     $       1,657,540  $         5,394,925  $          5,659,061
                                                  ================      ================     ================      ================


     Carrying values for investments in mortgage-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                     DECEMBER 31,
                                               1997               1996
                                                    (IN THOUSANDS)

Planned amortization class              $        554,425  $         618,953
Asset-backed                                     594,128            490,018
Mezzanine                                        328,539            322,812
Commercial                                       556,155            413,571
Sequential pay                                   680,397            552,512
Pass through                                     132,522            105,282
Other                                             56,393             58,604
                                           --------------     --------------

Total mortgage-backed securities        $      2,902,559  $       2,561,752
                                           ==============     ==============


     Phoenix had 30% and 37% at December 31, 1997 and 1996, respectively, in planned amortization class and mezzanine mortgage-backed securities which have reasonably predictable cash flows and a relatively high degree of prepayment protection.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     MORTGAGE LOANS AND REAL ESTATE

     Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

     Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                          MORTGAGE LOANS                        REAL ESTATE
                                           DECEMBER 31,                         DECEMBER 31,
                                    1997               1996               1997               1996
                                          (IN THOUSANDS)                       (IN THOUSANDS)
PROPERTY TYPE:
Office buildings            $         246,500    $       251,526  $         180,743     $      246,644
Retail                                231,886            257,721            108,907            121,813
Apartment buildings                   303,990            241,286             20,560             26,286
Industrial buildings                  162,008            197,013             39,810             56,134
Other                                  18,917             47,929                238              7,577
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============

GEOGRAPHIC REGION:
Northeast                   $         222,975    $       260,146 $           92,513     $      103,761
Southeast                             257,376            261,957             85,781            110,746
North central                         189,163            158,902             63,751             86,070
South central                          79,092             57,507             58,954             85,532
West                                  214,695            256,963             49,259             72,345
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============


     At December 31, 1997, scheduled mortgage loan maturities were as follows:
     1998 - $151 million; 1999 - $88 million; 2000 - $97 million; 2001 - $92 million; 2002 - $41 million; and $494 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $8.6 million and $28.9 million of its mortgage loans during 1997 and 1996, respectively, based on terms which differed from those granted to new borrowers.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT VALUATION ALLOWANCES

     Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:


                          BALANCE AT                                                    BALANCE AT
                          JANUARY 1,        ADDITIONS               DEDUCTIONS         DECEMBER 31,
                                                       (IN THOUSANDS)
1997
Mortgage loans         $        48,399   $               6,731  $        (19,330) $              35,800
Real estate                     47,509                   4,201           (23,209)                28,501
                         --------------    --------------------   ---------------   --------------------
Total                  $        95,908   $              10,932  $        (42,539) $              64,301
                         ==============    ====================   ===============   ====================

1996
Mortgage loans         $        65,807   $               7,640  $        (25,048) $              48,399
Real estate                     83,755                   2,526           (38,772)                47,509
                         --------------    --------------------   ---------------   --------------------
Total                  $       149,562   $              10,166  $        (63,820) $              95,908
                         ==============    ====================   ===============   ====================


     NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

     The net carrying values of non-income producing mortgage loans were $7.0 million and $4.5 million at December 31, 1997 and 1996, respectively. There were no non-income producing bonds at December 31, 1997 or 1996.

     INTEREST RATE SWAPS

     Phoenix enters into interest rate swap agreements, generally having maturities of seven years or less, to hedge certain variable rate investment income streams matched against fixed rate liability streams. The notional amounts of these investments were $272.9 million and $73.1 million at December 31, 1997 and 1996, respectively. Average received and average paid rates were 7.00% and 6.63% for 1997.

     These agreements do not require the exchange of underlying principal amounts, and accordingly Phoenix's maximum exposure to credit risk is the difference in interest payments exchanged. Management of Phoenix considers the likelihood of any material loss on interest rate swaps to be remote.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER INVESTED ASSETS

     Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:


                                                                          DECEMBER 31,
                                                                     1997             1996
                                                                         (IN THOUSANDS)

Venture capital equity partnerships                            $       88,228    $      66,284
Transportation and equipment leases                                    59,111           46,950
Investment in Aberdeen Asset Management                                32,817           29,980
Investment in Beutel, Goodman & Co. Ltd.                               31,214           34,541
Seed money in separate accounts                                        41,297           35,747
Other                                                                  10,008            4,617
                                                                 -------------     ------------

Total other invested assets                                    $      262,675    $     218,119
                                                                 =============     ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                       1997             1996              1995

                                                   (in thousands)
Debt securities                   $     509,702    $     469,713    $      437,521
Equity securities                         4,277            4,689             1,787
Mortgage loans                           85,662           84,318            92,283
Policy loans                            122,562          117,742           115,055
Real estate                              18,939           21,799            20,910
Other invested assets                      (415)             332               871
Short-term investments                   18,768           18,688            21,974
                                    ------------     ------------     -------------

Sub-total                               759,495          717,281           690,401
Less investment expenses                 22,621           27,391            27,933
                                    ------------     ------------     -------------

Net investment income             $     736,874    $     689,890    $      662,468
                                    ============     ============     =============


     Investment income of $.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1997. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

     The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $51.3 million and $61.5 million at December 31, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $5.3 million, $3.1 million and $6.6 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income was $3.8 million, $5.2 million and $6.4 million in 1997, 1996 and 1995, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Unrealized gains and losses on investments carried at fair value for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                   (IN THOUSANDS)

Debt securities                               $       112,194   $           (70,986)  $        476,352
Equity securities                                      74,547                40,803             24,527
Deferred policy acquisition costs                     (77,985)               51,528           (341,836)
Deferred income taxes                                  38,064                 7,432             55,692
Other (Note 9)                                         (4,719)                1,241             (3,833)
                                                --------------    ------------------    ---------------

Net unrealized investment gains               $        65,973   $            15,154   $         99,518
                                                ==============    ==================    ===============


     Realized investment gains and losses for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                  (IN THOUSANDS)

Debt securities                               $        19,315   $           (10,476)  $          8,080
Equity securities                                      26,290                59,794             29,276
Mortgage loans                                          3,805                 2,628               (262)
Real estate                                            44,668                24,711             20,535
Other invested assets                                  48,692                18,608             17,109
                                                --------------    ------------------    ---------------
                                                      142,770                95,265             74,738
Income taxes                                           49,970                33,343             26,158
                                                --------------    ------------------    ---------------

Net realized investment gains after taxes     $        92,800   $            61,922   $         48,580
                                                ==============    ==================    ===============


     The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                               1997                1996                 1995
                                                              (IN THOUSANDS)

     Proceeds from disposals           $     1,206,744   $         1,348,809   $      1,145,146
     Gross gains on sales              $        48,100   $            17,429   $         27,980
     Gross losses on sales             $        28,785   $            27,905   $         19,900

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill and other intangible assets were as follows:


                                                  DECEMBER 31,
                                              1997            1996
                                                 (IN THOUSANDS)

Goodwill                                 $     387,517   $     231,135
Investment management contracts                167,788          56,700
Client listings                                 45,441          41,410
Non-compete covenants                            5,000           5,000
Intangible asset related to
  pension plan benefits                         18,032          19,835
Other                                            1,499           1,220
                                           ------------    ------------
                                               625,277         355,300

Accumulated amortization                       (83,778)        (41,793)
                                           ------------    ------------

Total                                    $     541,499   $     313,507
                                           ============    ============


     Phoenix Duff & Phelps' amounts included above were as follows:


                                                   DECEMBER 31,
                                              1997            1996
                                                  (IN THOUSANDS)

Goodwill                                 $     321,932   $     179,406
Investment management contracts                167,788          56,700
Non-compete covenants                            5,000           5,000
Other                                            1,220           1,220
                                           ------------    ------------
                                               495,940         242,326

Accumulated amortization                       (27,579)        (13,198)
                                           ------------    ------------

Total                                    $     468,361   $     229,128
                                           ============    ============


     In 1997, American Phoenix Corporation wrote down the carrying value of its goodwill and other intangible assets by $18.8 million. This impairment loss is included in other operating expenses in the Consolidated Statement of Income and Equity.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     EQUITY SECURITIES

     Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     MORTGAGE LOANS

     Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 175 and 450 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT CONTRACTS

     In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

     The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

     Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

     DEBT

     The carrying value of debt reported on the balance sheet approximates fair value.

     The estimated fair values of the financial instruments as of December 31, were as follows:


                                                             1997                                    1996
                                                  CARRYING              FAIR              CARRYING             FAIR
                                                   VALUE                VALUE               VALUE              VALUE
                                                                             (IN THOUSANDS)
Financial assets:
Cash and cash equivalents                   $         159,307  $           159,307  $         172,895  $         172,895
Short-term investments                              1,078,276            1,078,276            164,967            164,967
Debt securities                                     7,213,966            7,316,601          6,451,078          6,500,017
Equity securities                                     373,388              373,388            235,351            235,351
Mortgage loans                                        927,501              956,041            947,076            986,900
Policy loans                                        1,986,728            2,104,704          1,667,784          1,645,899
                                               ---------------     ----------------     --------------     --------------
Total financial assets                      $      11,739,166  $        11,988,317  $       9,639,151  $       9,706,029
                                               ===============     ================     ==============     ==============

Financial liabilities:
Policy liabilities                          $         902,200  $           902,200  $         875,200  $         875,100
Securities sold subject to repurchase
  agreements                                          137,473              137,473
Other indebtedness                                    471,085              471,085            490,430            490,430
                                               ---------------     ----------------     --------------     --------------
Total financial liabilities                 $       1,510,758  $         1,510,758  $       1,365,630  $       1,365,530
                                               ===============     ================     ==============     ==============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   OTHER INDEBTEDNESS


                                             DECEMBER 31,
                                        1997             1996
                                            (IN THOUSANDS)


 Short-term debt                 $        15,539  $        12,455
 Bank borrowings                         263,732          280,845
 Notes payable                            14,632           19,522
 Surplus notes                           175,000          175,000
 Secured debt                              2,182            2,608
                                     ------------     ------------

 Total other indebtedness        $       471,085  $       490,430
                                     ============     ============


     Phoenix has various lines of credit established with major commercial banks. As of December 31, 1997, Phoenix had outstanding balances totaling $264.5 million. The total unused credit was $145.3 million. Interest rates ranged from 5.42% to 6.63% in 1997.

     On November 25, 1996, Phoenix issued $175 million of surplus notes (See
     Note 3).

     Maturities of other indebtedness are as follows: 1998 - $15.5 million; 1999
     - $55 million; 2000 - $4 million; 2001 - $29 million; 2002 - $192 million;
     2003 and thereafter - $175.5 million.

     Interest expense was $32.5 million, $18.0 million and $7.7 million for the years ended December 31, 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     A summary of income taxes (benefits) in the Consolidated Statement of Income and Equity for the year ended December 31, was as follows:


                           1997          1996            1995
                                       (IN THOUSANDS)

 Income taxes
   Current           $      54,514  $     59,673  $        59,590
   Deferred                  2,555        19,658          (16,238)
                        -----------    ----------     ------------

 Total               $      57,069  $     79,331  $        43,352
                        ===========    ==========     ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):


                                                    1997                   1996                  1995
                                                                  %                     %                      %

Income tax expense at statutory rate          $       80,710      35  $      66,136     35  $      55,318      35
Non-taxable gain on Phoenix Duff &
    Phelps merger                                                                                 (14,203)     (9)
Dividend received deduction and
  tax-exempt interest                                 (2,513)     (1)        (2,107)    (1)          (623)
Other, net                                            (8,017)     (4)         2,736      1          2,860       1
                                                 ------------   -----   ------------  -----   ------------   -----
                                                      70,180      30         66,765     35         43,352      27
 Differential earnings (equity tax)                  (13,111)     (5)        12,566      7
                                                 ------------   -----   ------------  -----   ------------   -----

Income taxes                                  $       57,069      25  $      79,331     42  $      43,352      27
                                                 ============   =====   ============  =====   ============   =====

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:


                                                              DECEMBER 31,
                                                         1997              1996
                                                             (IN THOUSANDS)

Deferred policy acquisition costs                 $       303,500  $        220,135
Unearned premium/deferred revenue                        (139,817)         (131,513)
Impairment reserves                                       (26,102)          (43,331)
Pension and other postretirement benefits                 (56,643)          (58,230)
Investments                                                77,202            50,219
Future policyholder benefits                             (140,980)          (37,904)
Other                                                      45,053            15,633
                                                     -------------     -------------
                                                           62,213            15,009
Net unrealized investment gains                            84,134            48,320
Minimum pension liability                                  (2,526)           (1,395)
Foreign tax credit                                                           (1,109)
                                                     -------------     -------------

Deferred income tax liability, net
  before valuation allowance                              143,821            60,825

Valuation allowance                                                           1,109
                                                     -------------     -------------

Deferred income tax liability, net                $       143,821  $         61,934
                                                     =============     =============


     Gross deferred income tax assets totaled $366 million and $274 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $510 million and $336 million at December 31, 1997 and 1996, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1997 and 1996, with the exception of the foreign tax credit, will be realized.

     The Internal Revenue Service is currently examining Phoenix's tax returns for 1995 and 1996. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.   PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

     PENSION PLANS

     Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

     Components of net periodic pension cost for the year ended December 31, were as follows:


                                                           1997              1996             1995
                                                                        (IN THOUSANDS)

 Service cost - benefits earned during the year     $        10,278  $         10,076  $         9,599
 Interest accrued on projected benefit obligation            22,650            22,660           19,880
 Actual return on assets                                    (53,093)          (38,788)         (62,567)
 Net amortization and deferral                               30,488            17,318           45,807
                                                        ------------     -------------     ------------

 Net periodic pension cost                          $        10,323  $         11,266  $        12,719
                                                        ============     =============     ============


     In 1996, Phoenix offered an early retirement program which granted an additional benefit of five years of age and service. As a result of the early retirement program, Phoenix recorded an additional pension expense of $8.7 million for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The funded status of the plan for which assets exceeded accumulated benefit obligations was as follows:


                                                                            DECEMBER 31,
                                                                       1997            1996
                                                                           (IN THOUSANDS)

Actuarial present value of vested benefit obligation           $       236,443  $      213,148
Actuarial present value of non-vested benefit obligation                16,312          14,828
                                                                  -------------    ------------

Accumulated benefit obligation                                         252,755         227,976
Present value effect of future salary increases                         32,316          33,910
                                                                  -------------    ------------

Projected benefit obligation                                   $       285,071  $      261,886
                                                                  =============    ============
Plan assets at fair value                                      $       321,555  $      292,070
                                                                  =============    ============

Plan assets in excess of projected benefit obligation          $       (36,484) $      (30,184)
Unrecognized net gain from past experience                              60,759          52,312
Unrecognized prior service benefit                                          52             240
Unamortized transition asset                                            16,586          19,745
                                                                  -------------    ------------

Net pension liability (included in other liabilities)          $        40,913  $       42,113
                                                                  =============    ============


     At December 31, 1997 and 1996, the non-qualified plan was unfunded and had projected benefit obligations of $50.4 million and $50.0 million, respectively. The accumulated benefit obligations as of December 31, 1997 and 1996 related to this plan were $42.8 million and $37.4 million, respectively, and are included in other liabilities.

     Phoenix recorded, as a reduction of policyholders' equity, an additional minimum pension liability of $4.7 million and $2.8 million, net of income taxes, at December 31, 1997 and 1996, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $18.0 million and $19.8 million as of December 31, 1997 and 1996 related to the non-qualified plan.

     The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.0%, for 1997 and 7.5% and 4.5% for 1996. The discount rate assumption for 1997 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The expected long-term rate of return on retirement plan assets was 8.0%.

     The pension plan's assets include corporate and government debt securities, equity securities, real estate, venture capital funds, and shares of mutual funds.

     Phoenix also sponsors savings plans for its employees and agents which are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to limitation, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1997, 1996 and 1995 were $3.8 million, $4.2 million and $4.2 million, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER POSTRETIREMENT BENEFIT PLANS

     In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

     Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

     The plan's funded status reconciled with amounts recognized in Phoenix's Consolidated Balance Sheet, was as follows:


                                                                          DECEMBER 31,
                                                                   1997              1996
                                                                         (IN THOUSANDS)

Accumulated postretirement benefit obligation
  Retirees                                                   $       35,900    $       30,576
  Fully eligible active plan participants                             6,889            11,466
  Other active plan participants                                     23,829            21,614
                                                                 ------------       -----------
  Total accumulated postretirement benefit obligation                66,618            63,656
Unrecognized net gain from past experience                           28,037            29,173
                                                                 ------------       -----------

Accrued postretirement benefit liability                     $       94,655    $       92,829
                                                                 ============       ===========


     The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:


                                                       1997           1996           1995
                                                                 (IN THOUSANDS)

Service cost - benefits earned during year       $       3,136  $       2,765  $      3,366
Interest cost accrued on benefit obligation              4,441          4,547         5,275
Net amortization                                        (1,527)        (1,577)         (458)
                                                     ----------     ----------     ---------

Net periodic postretirement benefit cost         $       6,050  $       5,735  $      8,183
                                                     ==========     ==========     =========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     In addition to the net periodic postretirement benefit cost, Phoenix expensed an additional $3.0 million for postretirement benefits related to the early retirement program for the year ended December 31, 1996.

     The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 7.5% at December 31, 1996.

     For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 9.5% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter. For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1996, health care costs were assumed to increase 9.5% in 1996, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remained at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $5.3 million and the annual service and interest cost by $.8 million, before taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

     OTHER POSTEMPLOYMENT BENEFITS

     Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Postemployment benefit expense was $.4 million for 1997, $.4 million for 1996 and $.5 million for 1995.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  SEGMENT INFORMATION

     Phoenix operates principally in seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. Other Operations includes unallocated investment income, expenses and realized investment gains related to capital in excess of segment requirements; assets include equity securities.

     Summarized below is financial information with respect to the business segments:


                                                              DECEMBER 31,
                                               1997                 1996                 1995
                                                             (IN THOUSANDS)
REVENUES
Individual Insurance                  $         2,028,230  $         1,796,572  $         1,752,338
Group Life and Health Insurance                   459,405              462,551              421,771
Life Reinsurance                                  162,843              143,314              128,813
General Lines Brokerage                            64,093               61,809               40,977
Securities Management                             177,894              164,966              112,206
Real Estate Management                             15,319               13,550               13,562
Other Operations                                   80,496               82,273               48,873
                                         -----------------    -----------------    -----------------
Total                                 $         2,988,280  $         2,725,035  $         2,518,540
                                         =================    =================    =================

OPERATING INCOME
Individual Insurance                  $           132,308  $            63,013  $            43,094
Group Life and Health Insurance                    31,276               11,220               19,921
Life Reinsurance                                   10,592                8,078               17,656
General Lines Brokerage                           (21,652)              (2,935)              (1,887)
Securities Management                              38,813               44,440               23,667
Real Estate Management                             (2,433)              (3,783)                (184)
Other Operations                                   41,695               68,928               15,204
                                         -----------------    -----------------    -----------------
Total                                 $           230,599  $           188,961  $           117,471
                                         =================    =================    =================

IDENTIFIABLE ASSETS
Individual Insurance                  $        15,679,598  $        12,961,648
Group Life and Health Insurance                   655,800              596,800
Life Reinsurance                                  313,500              304,300
General Lines Brokerage                           111,900              117,300
Securities Management                             615,112              376,000
Real Estate Management                            278,500              319,400
Other Operations                                  864,309              777,600
                                         -----------------    -----------------
Total                                 $        18,518,719  $        15,453,048
                                         =================    =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  LEASES AND RENTALS

     Rental expenses for operating leases, principally with respect to buildings, amounted to $14.9 million, $14.8 million and $14.6 million in 1997, 1996, and 1995, respectively. Future minimum rental payments under non-cancelable operating leases were approximately $51.0 million as of December 31, 1997, payable as follows: 1998 - $15.7 million; 1999 - $12.9 million; 2000 - $10.1 million; 2001 - $5.6 million; 2002 - $3.6 million;
     and $3.1 million thereafter.

12.  PROPERTY AND EQUIPMENT

     Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $109.0 million and $97.2 million, respectively, at December 31, 1997 and 1996. Phoenix provides for depreciation using straight line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $164.4 million and $144.1 million at December 31, 1997 and 1996, respectively.

13.  DIRECT BUSINESS WRITTEN AND REINSURANCE

     As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. The maximum amount of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. For reinsurance ceded, Phoenix remains liable in the event that assuming reinsurers are unable to meet the contractual obligations. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:


                                                            1997                   1996                    1995
                                                                              (IN THOUSANDS)
Direct premiums                                   $          1,592,800  $             1,473,869  $          1,455,459
Reinsurance assumed                                            329,927                  276,630               271,498
Reinsurance ceded                                             (282,121)                (231,677)             (270,082)
                                                      -----------------     --------------------     -----------------
Net premiums                                      $          1,640,606  $             1,518,822  $          1,456,875
                                                      =================     ====================     =================

Direct policy and contract claims incurred        $            626,834  $               575,824  $            605,545
Reinsurance assumed                                            410,704                  170,058               256,529
Reinsurance ceded                                             (373,127)                (160,646)             (292,357)
                                                      -----------------     --------------------     -----------------
Net policy and contract claims incurred           $            664,411  $               585,236  $            569,717
                                                      =================     ====================     =================

Direct life insurance in force                    $        120,394,664  $           108,816,856  $        102,606,749
Reinsurance assumed                                         84,806,585               61,109,836            36,724,852
Reinsurance ceded                                          (74,764,639)             (51,525,976)          (34,093,090)
                                                      -----------------     --------------------     -----------------
Net insurance in force                            $        130,436,610  $           118,400,716  $        105,238,511
                                                      =================     ====================     =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Irrevocable letters of credit aggregating $134.8 million at December 31, 1997 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14.  PARTICIPATING LIFE INSURANCE

     Participating life insurance in force was 79.6% and 80.0% of the face value of total individual life insurance in force at December 31, 1997 and 1996, respectively. The premiums on participating life insurance policies were 83.5%, 84.1% and 84.7% of total individual life insurance premiums in 1997, 1996 and 1995, respectively.

15.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                           1997                1996                1995
                                                                          (IN THOUSANDS)

Balance at beginning of year                     $            926,274  $         816,128  $         1,128,227
Acquisition cost deferred                                     295,189            153,873              143,519
Amortized to expense during the year                         (105,071)           (95,255)            (113,788)
Adjustment to equity during the year                          (77,985)            51,528             (341,830)
                                                     -----------------     --------------     ----------------

Balance at end of year                           $          1,038,407  $         926,274  $           816,128
                                                     =================     ==============     ================


16.  MINORITY INTEREST

     Phoenix's interests in Phoenix Duff & Phelps Corporation and American Phoenix Corporation, through its wholly-owned subsidiary PM Holdings are represented by ownership of approximately 60% and 92%, respectively, of the outstanding shares of common stock at December 31, 1997. Earnings and policyholders' equity attributable to minority shareholders are included in minority interest in the consolidated financial statements along with Phoenix Duff & Phelps' preferred stock.

17.  CONTINGENCIES

     FINANCIAL GUARANTEES

     Phoenix is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect Phoenix's maximum exposure to credit loss in the event of nonperformance. The principal amount of bonds guaranteed by Phoenix at December 31, 1997 and 1996 was $88.7 million and $88.8 million, respectively. Management believes that any loss contingencies which may arise from Phoenix's financial guarantees would not have a material adverse effect on Phoenix's liquidity or financial condition.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     LITIGATION

     In 1996, Phoenix announced the settlement of a class action suit which was approved by a New York State Supreme Court judge on January 3, 1997. The suit related to the sale of individual participating life insurance and universal life insurance policies from 1980 to 1995. An after tax provision of $25 million was recorded in 1995. In addition, $7 million after-tax was expensed in 1996. Phoenix estimates the cost of settlement to be $40 million after tax. Management believes, after consideration of the provisions made in these financial statements, this suit will not have a material effect on Phoenix's consolidated financial position.

     Phoenix is a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel after consideration of the provisions made in these financial statements, the ultimate resolution of these proceedings will not have a material effect on Phoenix's consolidated financial position.

18.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1997, there were no material practices not prescribed by the Insurance Department of the State of New York. Statutory surplus differs from policyholders' equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in policyholders' equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:


                                                     1997              1996              1995
                                                                  (IN THOUSANDS)

Statutory net income                          $        60,702  $         72,961  $        64,198
Deferred policy acquisition costs, net                 48,821            58,618           29,766
Future policy benefits                                 (9,145)          (16,793)         (15,763)
Pension and postretirement expenses                    (7,955)          (23,275)         (12,691)
Investment valuation allowances                        88,813            76,631           56,745
Interest maintenance reserve                           17,544            (5,158)           5,829
Deferred income taxes                                 (36,250)          (67,064)         (10,021)
Other, net                                              2,118             4,808           (4,314)
                                                  ------------     -------------     ------------

Net income, as reported                       $       164,648  $        100,728  $       113,749
                                                  ============     =============     ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of Phoenix as reported to regulatory authorities to policyholders' equity as reported in these financial statements:


                                                                 DECEMBER 31,
                                                           1997               1996
                                                                (IN THOUSANDS)

Statutory surplus, surplus notes and AVR             $       1,152,820  $       1,102,200
Deferred policy acquisition costs, net                       1,227,782          1,037,664
Future policy benefits                                        (395,436)          (379,820)
Pension and postretirement expenses                           (169,383)          (152,112)
Investment valuation allowances                                (40,032)          (139,562)
Interest maintenance reserve                                    33,794              6,897
Deferred income taxes                                          (12,051)            82,069
Surplus notes                                                 (157,500)          (157,500)
Other, net                                                     (11,904)            (2,367)
                                                         --------------     --------------
Policyholders' equity, as reported                   $       1,628,090  $       1,397,469
                                                         ==============     ==============


     The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

APPENDIX A

THE GUARANTEED INTEREST ACCOUNT



    Contributions to the GIA under the Policy and transfers to the GIA become part of the General Account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the 1933 Act nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Premium payments will be allocated to the GIA and, therefore, the General Account, as elected by the Policyowner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Policies will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the unloaned portion of the GIA. The loaned portion of the GIA will be credited interest at an effective annual rate of 6%. Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit any interest in excess of 4% per year.


    Biweekly, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated at that time to the GIA. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.


    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Policyholders and Contract Owners.


    Excess interest, if any, will be credited on the GIA Policy Value. Phoenix guarantees that, at any time, the GIA Policy Value will not be less than the amount of premium payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered or loaned. If the Policyowner surrenders the Policy, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."


IN GENERAL, ONE TRANSFER PER CONTRACT YEAR IS ALLOWED FROM THE GIA. THE AMOUNT WHICH CAN BE TRANSFERRED IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. UNDER THE SYSTEMATIC TRANSFER PROGRAM, TRANSFERS OF APPROXIMATELY EQUAL AMOUNTS MAY BE MADE OVER A MINIMUM 18-MONTH PERIOD. NON-SYSTEMATIC TRANSFERS FROM THE GIA WILL BE EFFECTUATED ON THE DATE OF RECEIPT BY VPMO, UNLESS OTHERWISE REQUESTED BY THE CONTRACT OWNER.

                                   APPENDIX B

       ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES")
                           AND CASH SURRENDER VALUES


    The tables on the following pages illustrate how a Policy's Death Benefits, Account Values and Cash Surrender Value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The Policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy Years. The Policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who have never smoked. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk insureds who have never smoked. Account values and Cash Surrender Values may be lower for smokers or former smokers or for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each Policy Year. The difference between the Policy Value and the Cash Surrender Value in the first 10 years is the surrender charge. Illustrated tables are included for death benefit Option 1 and Option 2. Tables also are included to reflect the blended cost of insurance charge applied under Multiple Life Policies.


    The death benefit, account value and Cash Surrender Value amounts reflect the following current charges:

1.  Issue charge of $150.

2. Monthly administrative charge of $5 per month ($10 per month guaranteed maximum).

3.  Premium tax charge of 2.25% (will vary from state to state).

4. Cost of insurance charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the Policies. (See "Charges and Deductions--Cost of Insurance.")

5. Mortality and expense risk charge, which is a daily charge equivalent to .80% on an annual basis against the VUL Account for mortality and expense risks. (See "Charges and Deductions--Mortality and Expense Risk Charge.")


These illustrations also assume an average investment advisory fee of .72% on an annual basis, of the average daily net asset value of each of the Series of the Funds. These illustrations also assume other ongoing average Fund expenses of
 .21%. All other Fund expenses, except capital items such as brokerage commissions, are paid by the Adviser or by Phoenix. Management may decide to limit the amount of expense reimbursement in the future. If expense reimbursement had not been in place for the fiscal year ended December 31, 1996, average total operating expenses for the Series would have been approximately
 .93% of the average net assets. See "Charges and Deductions--Investment Management Charge."

Taking into account the mortality and expense risk charge and the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -1.72%, 4.23% and 10.19%, respectively. For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 0%, 6% and 12% rates.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned. (See "Charges and Deductions--Other Charges--Taxes.")

The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a Policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a Policy for a relatively short time may be high.

On request, we will furnish the Policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 1 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
MALE 35 NEVERSMOKE                                                                                    INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                                         ASSUMING CURRENT CHARGES



                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        614          0    100,000        661          0    100,000        708          0    100,000
       2      1,000      2,153      1,361        449    100,000      1,498        587    100,000      1,642        730    100,000
       3      1,000      3,310      2,090      1,087    100,000      2,366      1,363    100,000      2,665      1,662    100,000
       4      1,000      4,526      2,800      1,772    100,000      3,264      2,236    100,000      3,787      2,758    100,000
       5      1,000      5,802      3,491      2,463    100,000      4,194      3,165    100,000      5,017      3,988    100,000

       6      1,000      7,142      4,163      3,258    100,000      5,156      4,251    100,000      6,365      5,460    100,000
       7      1,000      8,549      4,813      4,031    100,000      6,148      5,366    100,000      7,841      7,059    100,000
       8      1,000     10,027      5,440      4,846    100,000      7,171      6,577    100,000      9,457      8,863    100,000
       9      1,000     11,578      6,044      5,637    100,000      8,226      7,820    100,000     11,228     10,822    100,000
      10      1,000     13,207      6,625      6,625    100,000      9,315      9,315    100,000     13,170     13,170    100,000

      11      1,000     14,917      7,182      7,182    100,000     10,437     10,437    100,000     15,301     15,301    100,000
      12      1,000     16,713      7,710      7,710    100,000     11,589     11,589    100,000     17,633     17,633    100,000
      13      1,000     18,599      8,208      8,208    100,000     12,770     12,770    100,000     20,189     20,189    100,000
      14      1,000     20,579      8,674      8,674    100,000     13,981     13,981    100,000     22,992     22,992    100,000
      15      1,000     22,657      9,105      9,105    100,000     15,220     15,220    100,000     26,066     26,066    100,000

      16      1,000     24,840      9,501      9,501    100,000     16,489     16,489    100,000     29,440     29,440    100,000
      17      1,000     27,132      9,862      9,862    100,000     17,787     17,787    100,000     33,147     33,147    100,000
      18      1,000     29,539     10,183     10,183    100,000     19,114     19,114    100,000     37,224     37,224    100,000
      19      1,000     32,066     10,461     10,461    100,000     20,468     20,468    100,000     41,708     41,708    100,000
      20      1,000     34,719     10,692     10,692    100,000     21,846     21,846    100,000     46,646     46,646    100,000

    @ 65      1,000     69,761      9,434      9,434    100,000     36,658     36,658    100,000    134,451    134,451    164,030

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.



This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 2 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
MALE 35 NEVERSMOKE                                                                                    INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                         ASSUMING GUARANTEED CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050       531          0     100,000        575          0    100,000        620          0    100,000
       2      1,000      2,153     1,194        282     100,000      1,321        409    100,000      1,453        542    100,000
       3      1,000      3,310     1,836        834     100,000      2,088      1,086    100,000      2,362      1,360    100,000
       4      1,000      4,526     2,457      1,428     100,000      2,878      1,850    100,000      3,354      2,325    100,000
       5      1,000      5,802     3,055      2,027     100,000      3,689      2,661    100,000      4,434      3,405    100,000

       6      1,000      7,142     3,630      2,725     100,000      4,522      3,617    100,000      5,612      4,707    100,000
       7      1,000      8,549     4,179      3,397     100,000      5,374      4,593    100,000      6,895      6,113    100,000
       8      1,000     10,027     4,703      4,109     100,000      6,248      5,654    100,000      8,295      7,701    100,000
       9      1,000     11,578     5,199      4,793     100,000      7,141      6,734    100,000      9,822      9,415    100,000
      10      1,000     13,207     5,669      5,669     100,000      8,054      8,054    100,000     11,489     11,489    100,000

      11      1,000     14,917     6,109      6,109     100,000      8,986      8,986    100,000     13,308     13,308    100,000
      12      1,000     16,713     6,518      6,518     100,000      9,936      9,936    100,000     15,295     15,295    100,000
      13      1,000     18,599     6,895      6,895     100,000     10,902     10,902    100,000     17,467     17,467    100,000
      14      1,000     20,579     7,238      7,238     100,000     11,886     11,886    100,000     19,843     19,843    100,000
      15      1,000     22,657     7,544      7,544     100,000     12,885     12,885    100,000     22,443     22,443    100,000

      16      1,000     24,840     7,813      7,813     100,000     13,897     13,897    100,000     25,292     25,292    100,000
      17      1,000     27,132     8,039      8,039     100,000     14,919     14,919    100,000     28,412     28,412    100,000
      18      1,000     29,539     8,215      8,215     100,000     15,947     15,947    100,000     31,830     31,830    100,000
      19      1,000     32,066     8,338      8,338     100,000     16,975     16,975    100,000     35,579     35,579    100,000
      20      1,000     34,719     8,400      8,400     100,000     17,999     17,999    100,000     39,694     39,694    100,000

    @ 65      1,000     69,761     4,012      4,012     100,000     26,599     26,599    100,000    112,991    112,991    137,849

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.



This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 1 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
FEMALE 35 NEVERSMOKE                                                                                  INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                                         ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        629          0    100,000        677          0    100,000        724          0    100,000
       2      1,000      2,153      1,390        510    100,000      1,529        649    100,000      1,675        794    100,000
       3      1,000      3,310      2,132      1,176    100,000      2,412      1,457    100,000      2,716      1,760    100,000
       4      1,000      4,526      2,854      1,899    100,000      3,325      2,370    100,000      3,856      2,901    100,000
       5      1,000      5,802      3,557      2,601    100,000      4,271      3,315    100,000      5,106      4,150    100,000

       6      1,000      7,142      4,240      3,399    100,000      5,248      4,407    100,000      6,476      5,635    100,000
       7      1,000      8,549      4,904      4,178    100,000      6,261      5,534    100,000      7,980      7,254    100,000
       8      1,000     10,027      5,550      4,998    100,000      7,309      6,758    100,000      9,631      9,080    100,000
       9      1,000     11,578      6,180      5,802    100,000      8,399      8,021    100,000     11,449     11,071    100,000
      10      1,000     13,207      6,789      6,789    100,000      9,526      9,526    100,000     13,444     13,444    100,000

      11      1,000     14,917      7,378      7,378    100,000     10,691     10,691    100,000     15,636     15,636    100,000
      12      1,000     16,713      7,942      7,942    100,000     11,893     11,893    100,000     18,041     18,041    100,000
      13      1,000     18,599      8,482      8,482    100,000     13,132     13,132    100,000     20,683     20,683    100,000
      14      1,000     20,579      8,996      8,996    100,000     14,411     14,411    100,000     23,585     23,585    100,000
      15      1,000     22,657      9,485      9,485    100,000     15,730     15,730    100,000     26,776     26,776    100,000

      16      1,000     24,840      9,947      9,947    100,000     17,089     17,089    100,000     30,285     30,285    100,000
      17      1,000     27,132     10,384     10,384    100,000     18,494     18,494    100,000     34,149     34,149    100,000
      18      1,000     29,539     10,797     10,797    100,000     19,945     19,945    100,000     38,407     38,407    100,000
      19      1,000     32,066     11,183     11,183    100,000     21,445     21,445    100,000     43,100     43,100    100,000
      20      1,000     34,719     11,543     11,543    100,000     22,994     22,994    100,000     48,278     48,278    100,000

    @ 65      1,000     69,761     12,683     12,683    100,000     41,062     41,062    100,000    140,291    140,291    171,155

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 38.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.



This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 2 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
FEMALE 35 NEVERSMOKE                                                                                  INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                                         ASSUMING GUARANTEED CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        552          0    100,000        597          0    100,000        643          0    100,000
       2      1,000      2,153      1,236        355    100,000      1,365        485    100,000      1,501        620    100,000
       3      1,000      3,310      1,898        942    100,000      2,156      1,200    100,000      2,436      1,481    100,000
       4      1,000      4,526      2,538      1,582    100,000      2,970      2,014    100,000      3,457      2,501    100,000
       5      1,000      5,802      3,155      2,199    100,000      3,805      2,850    100,000      4,569      3,613    100,000

       6      1,000      7,142      3,748      2,907    100,000      4,664      3,823    100,000      5,782      4,941    100,000
       7      1,000      8,549      4,315      3,589    100,000      5,543      4,817    100,000      7,103      6,377    100,000
       8      1,000     10,027      4,857      4,305    100,000      6,444      5,892    100,000      8,545      7,994    100,000
       9      1,000     11,578      5,374      4,996    100,000      7,369      6,991    100,000     10,121      9,743    100,000
      10      1,000     13,207      5,866      5,866    100,000      8,318      8,318    100,000     11,845     11,845    100,000

      11      1,000     14,917      6,334      6,334    100,000      9,292      9,292    100,000     13,732     13,732    100,000
      12      1,000     16,713      6,777      6,777    100,000     10,293     10,293    100,000     15,800     15,800    100,000
      13      1,000     18,599      7,193      7,193    100,000     11,319     11,319    100,000     18,067     18,067    100,000
      14      1,000     20,579      7,582      7,582    100,000     12,371     12,371    100,000     20,553     20,553    100,000
      15      1,000     22,657      7,942      7,942    100,000     13,449     13,449    100,000     23,281     23,281    100,000

      16      1,000     24,840      8,271      8,271    100,000     14,551     14,551    100,000     26,276     26,276    100,000
      17      1,000     27,132      8,569      8,569    100,000     15,679     15,679    100,000     29,567     29,567    100,000
      18      1,000     29,539      8,830      8,830    100,000     16,829     16,829    100,000     33,183     33,183    100,000
      19      1,000     32,066      9,052      9,052    100,000     17,999     17,999    100,000     37,160     37,160    100,000
      20      1,000     34,719      9,233      9,233    100,000     19,191     19,191    100,000     41,538     41,538    100,000

    @ 65      1,000     69,761      8,379      8,379    100,000     32,301     32,301    100,000    120,057    120,057    146,470

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 38.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 1 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
MALE 35 NEVERSMOKE                                                                                    INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                                         ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        612          0    100,613        659          0    100,660        707          0    100,707
       2      1,000      2,153      1,357        446    101,358      1,494        583    101,495      1,637        726    101,638
       3      1,000      3,310      2,083      1,081    102,084      2,358      1,356    102,359      2,656      1,654    102,657
       4      1,000      4,526      2,789      1,760    102,789      3,251      2,222    103,251      3,771      2,742    103,771
       5      1,000      5,802      3,474      2,446    103,475      4,172      3,144    104,173      4,990      3,961    104,990

       6      1,000      7,142      4,138      3,233    104,139      5,123      4,218    105,124      6,323      5,418    106,324
       7      1,000      8,549      4,779      3,997    104,779      6,102      5,321    106,103      7,780      6,998    107,780
       8      1,000     10,027      5,395      4,801    105,395      7,109      6,514    107,109      9,370      8,776    109,371
       9      1,000     11,578      5,986      5,579    105,986      8,142      7,736    108,143     11,107     10,700    111,107
      10      1,000     13,207      6,552      6,552    106,552      9,205      9,205    109,205     13,005     13,005    113,006

      11      1,000     14,917      7,092      7,092    107,092     10,296     10,296    110,296     15,079     15,079    115,080
      12      1,000     16,713      7,600      7,600    107,600     11,409     11,409    111,409     17,340     17,340    117,341
      13      1,000     18,599      8,074      8,074    108,074     12,543     12,543    112,544     19,805     19,805    119,805
      14      1,000     20,579      8,512      8,512    108,513     13,698     13,698    113,698     22,492     22,492    122,492
      15      1,000     22,657      8,913      8,913    108,914     14,870     14,870    114,870     25,420     25,420    125,420

      16      1,000     24,840      9,275      9,275    109,275     16,058     16,058    116,058     28,611     28,611    128,612
      17      1,000     27,132      9,596      9,596    109,596     17,261     17,261    117,261     32,092     32,092    132,093
      18      1,000     29,539      9,873      9,873    109,874     18,475     18,475    118,476     35,886     35,886    135,887
      19      1,000     32,066     10,102     10,102    110,103     19,696     19,696    119,696     40,021     40,021    140,021
      20      1,000     34,719     10,277     10,277    110,278     20,917     20,917    120,918     44,523     44,523    144,524

    @ 65      1,000     69,761      8,102      8,102    108,103     31,773     31,773    131,773    118,658    118,658    218,658

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 32.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 2 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
MALE 35 NEVERSMOKE                                                                                    INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                                         ASSUMING GUARANTEED CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        529          0    100,530        574          0    100,574        618          0    100,619
       2      1,000      2,153      1,190        279    101,191      1,317        405    101,317      1,449        538    101,450
       3      1,000      3,310      1,829        826    101,829      2,080      1,078    102,081      2,353      1,350    102,353
       4      1,000      4,526      2,445      1,416    102,445      2,864      1,835    102,864      3,336      2,308    103,337
       5      1,000      5,802      3,036      2,008    103,037      3,666      2,637    103,666      4,405      3,376    104,405

       6      1,000      7,142      3,602      2,697    103,603      4,487      3,582    104,487      5,567      4,662    105,567
       7      1,000      8,549      4,141      3,360    104,142      5,324      4,542    105,324      6,828      6,046    106,828
       8      1,000     10,027      4,653      4,059    104,653      6,178      5,584    106,179      8,199      7,604    108,199
       9      1,000     11,578      5,135      4,728    105,135      7,047      6,641    107,048      9,687      9,280    109,687
      10      1,000     13,207      5,588      5,588    105,588      7,932      7,932    107,932     11,304     11,304    111,305

      11      1,000     14,917      6,008      6,008    106,009      8,828      8,828    108,828     13,060     13,060    113,061
      12      1,000     16,713      6,395      6,395    106,395      9,734      9,734    109,735     14,966     14,966    114,967
      13      1,000     18,599      6,746      6,746    106,746     10,649     10,649    110,650     17,036     17,036    117,037
      14      1,000     20,579      7,060      7,060    107,061     11,571     11,571    111,572     19,284     19,284    119,285
      15      1,000     22,657      7,334      7,334    107,335     12,497     12,497    112,497     21,724     21,724    121,725

      16      1,000     24,840      7,567      7,567    107,568     13,424     13,424    113,424     24,374     24,374    124,374
      17      1,000     27,132      7,753      7,753    107,753     14,345     14,345    114,345     27,247     27,247    127,248
      18      1,000     29,539      7,884      7,884    107,885     15,253     15,253    115,253     30,359     30,359    130,360
      19      1,000     32,066      7,957      7,957    107,958     16,141     16,141    116,141     33,728     33,728    133,729
      20      1,000     34,719      7,963      7,963    107,964     16,999     16,999    116,999     37,371     37,371    137,371

    @ 65      1,000     69,761      2,808      2,808    102,808     21,533     21,533    121,533     94,178     94,178    194,178

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 32.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 1 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
FEMALE 35 NEVERSMOKE                                                                                  INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                                         ASSUMING CURRENT CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        628          0    100,629        676          0    100,676        723          0    100,724
       2      1,000      2,153      1,387        507    101,388      1,526        646    101,527      1,671        791    101,672
       3      1,000      3,310      2,126      1,170    102,126      2,405      1,449    102,405      2,707      1,752    102,708
       4      1,000      4,526      2,844      1,888    102,844      3,313      2,357    103,313      3,841      2,886    103,842
       5      1,000      5,802      3,541      2,585    103,541      4,250      3,295    104,251      5,081      4,126    105,082

       6      1,000      7,142      4,216      3,375    104,217      5,218      4,377    105,218      6,437      5,596    106,438
       7      1,000      8,549      4,872      4,146    104,873      6,218      5,492    106,219      7,923      7,197    107,924
       8      1,000     10,027      5,508      4,956    105,509      7,251      6,699    107,252      9,551      8,999    109,551
       9      1,000     11,578      6,127      5,749    106,127      8,322      7,944    108,322     11,337     10,960    111,338
      10      1,000     13,207      6,723      6,723    106,723      9,425      9,425    109,426     13,294     13,294    113,294

      11      1,000     14,917      7,296      7,296    107,296     10,562     10,562    110,563     15,435     15,435    115,436
      12      1,000     16,713      7,843      7,843    107,843     11,731     11,731    111,731     17,778     17,778    117,778
      13      1,000     18,599      8,363      8,363    108,363     12,930     12,930    112,931     20,340     20,340    120,341
      14      1,000     20,579      8,854      8,854    108,855     14,161     14,161    114,161     23,143     23,143    123,144
      15      1,000     22,657      9,317      9,317    109,318     15,422     15,422    115,423     26,210     26,210    126,210

      16      1,000     24,840      9,750      9,750    109,750     16,715     16,715    116,715     29,566     29,566    129,566
      17      1,000     27,132     10,155     10,155    110,156     18,041     18,041    118,042     33,242     33,242    133,242
      18      1,000     29,539     10,533     10,533    110,533     19,402     19,402    119,402     37,270     37,270    137,270
      19      1,000     32,066     10,881     10,881    110,881     20,796     20,796    120,797     41,684     41,684    141,684
      20      1,000     34,719     11,198     11,198    111,198     22,225     22,225    122,225     46,521     46,521    146,522

    @ 65      1,000     69,761     11,577     11,577    111,578     37,257     37,257    137,257    128,528    128,528    228,529

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 37.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                                                PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                               PAGE 2 OF 2
                                              STATUTORY HOME OFFICE: EAST GREENBUSH, NEW YORK
                                                                                                               FACE AMOUNT: $100,000
FEMALE 35 NEVERSMOKE                                                                                  INITIAL ANNUAL PREMIUM: $1,000




                             THE FLEX EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                                         ASSUMING GUARANTEED CHARGES


                                              CASH                             CASH                             CASH
           ASSUMED     PREMIUM    ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
           PREMIUM      ACCUM.     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  YEAR    PAYMENTS      @ 5.0%      @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%      @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,000      1,050        551          0    100,552        596          0    100,597        641          0    100,642
       2      1,000      2,153      1,232        352    101,233      1,362        481    101,362      1,497        616    101,497
       3      1,000      3,310      1,891        936    101,892      2,148      1,193    102,149      2,428      1,472    102,428
       4      1,000      4,526      2,527      1,571    102,527      2,956      2,001    102,957      3,441      2,485    103,441
       5      1,000      5,802      3,137      2,182    103,138      3,784      2,828    103,784      4,542      3,587    104,543

       6      1,000      7,142      3,723      2,882    103,723      4,631      3,790    104,632      5,740      4,899    105,741
       7      1,000      8,549      4,280      3,554    104,281      5,496      4,770    105,497      7,041      6,315    107,041
       8      1,000     10,027      4,810      4,259    104,811      6,379      5,827    106,380      8,455      7,904    108,456
       9      1,000     11,578      5,314      4,936    105,314      7,281      6,904    107,282      9,995      9,617    109,996
      10      1,000     13,207      5,790      5,790    105,791      8,203      8,203    108,204     11,672     11,672    111,673

      11      1,000     14,917      6,240      6,240    106,240      9,144      9,144    109,145     13,501     13,501    113,501
      12      1,000     16,713      6,662      6,662    106,663     10,105     10,105    110,106     15,494     15,494    115,494
      13      1,000     18,599      7,055      7,055    107,055     11,084     11,084    111,085     17,667     17,667    117,668
      14      1,000     20,579      7,417      7,417    107,418     12,080     12,080    112,080     20,036     20,036    120,037
      15      1,000     22,657      7,749      7,749    107,749     13,092     13,092    113,093     22,621     22,621    122,621

      16      1,000     24,840      8,046      8,046    108,047     14,118     14,118    114,118     25,437     25,437    125,438
      17      1,000     27,132      8,307      8,307    108,308     15,155     15,155    115,156     28,508     28,508    128,509
      18      1,000     29,539      8,529      8,529    108,530     16,201     16,201    116,201     31,855     31,855    131,856
      19      1,000     32,066      8,707      8,707    108,708     17,248     17,248    117,249     35,500     35,500    135,501
      20      1,000     34,719      8,840      8,840    108,841     18,298     18,298    118,298     39,472     39,472    139,472

    @ 65      1,000     69,761      7,277      7,277    107,277     28,202     28,202    128,202    105,712    105,712    205,713

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 37.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A GIA providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                           PART II. OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

    Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.


    Article VI Section 6.1 of the By-Laws of Phoenix Home Life provides that:
"To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person . . . is or was a Director or Officer of the Company; or . . . serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company . . . The Company shall also indemnify any [such] person . . . by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company . . . ."


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    REPRESENTATION PURSUANT TO SECTION 26(E)(2)(4) UNDER THE INVESTMENT COMPANY ACT OF 1940.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

    The facing sheet.

    The cross-reference sheet to Form N-8B-2.


    The Prospectus describing Phoenix Home Life Mutual Insurance Company Policy Form 2667 and riders thereto (Flex Edge), consisting of 82 pages.

    The Prospectus describing Phoenix Home Life Mutual Insurance Company Policy Forms V601 and V603 and riders thereto (Joint Edge and Flex Edge Success), consisting of 77 pages.


    The undertaking to file reports.

    The Rule 484 undertaking.


    Representations Description and Undertaking Pursuant to Paragraph
    (b)(13)(iii)(F) of Rule 6e-3(T) under the Investment Company Act of 1940.


    The signature page.


    The Powers of Attorney.


    Written consents of the following persons:


         (a)   Edwin L. Kerr, Esq.*


         (b)   Jorden Burt Boros Cicchetti Berenson & Johnson, LLP*

         (c)   Price Waterhouse LLP*


         (d) Paul M. Fischer, FSA, CLU, ChFC*


    The following exhibits:

    1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:


    A.     (1) Resolution of the Board of Directors of Phoenix Mutual
               establishing the VUL Account filed with registrant's Registration Statement on July 21, 1988 and filed via Edgar herewith, is incorporated herein by reference.


         (2)   Not Applicable.

         (3)   Distribution of Policies:


               (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar herewith.

               (b) Form of Broker-Dealer Supervisory Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar herewith.


               (c)  Not Applicable.

         (4)   Not Applicable.

         (5)   Specimen Policies with optional riders.


               (a) Flex Edge--Flexible Premium Variable Universal Life Insurance Policy Form Number 2667 of Depositor, together with Amendment Permitting Face Amount Increases VR01, Death Benefit Protection Rider VR02, Variable Life Policy Exchange Option Rider VR08, Death Benefit Option - Policy Amendment VR23, Temporary Money Market Allocation Amendment VR130, Accidental Death Benefit Rider VR147, Disability Payment of Specified Annual Premium Amount Rider VR148, Death Benefit Options - Policy Amendment VR149, Additional Purchase Option Rider VR150, and Accelerated Living Benefit Rider VR162 filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (b) Joint Edge--Flexible Premium Joint Variable Universal Life Policy Form Number V601 of Depositor, together with Temporary Money Market Allocation Amendment VR130, Survivor Insurance Purchase Option Rider VR03, Variable Joint Life Policy Exchange Option Rider VR04, Disability Benefit to Age 65 Rider VR05, and Term Insurance Rider VR06 filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (c) Flex Edge Success--Flexible Premium Variable Universal Life Insurance Policy Form Number V603 of Depositor, together with Temporary Money Market Allocation Amendment VR130, Accidental Death Benefit Rider VR147, Disability Payment of Specified Annual Premium Amount Rider VR148, Purchase Protector Rider VR150, Living Benefit Rider VR162, Whole Life Exchange Option Rider VR08, Cash Value Accumulation Test Rider VR11 and Death Benefit Protection Rider VR14 filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

         (6)   (a)  Charter of Phoenix Home Life filed via Edgar with
                    registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.

               (b) By-Laws of Phoenix Home Life filed via Edgar with registrant's Post-Effective Amendment No. 12 on February 13, 1996, is incorporated herein by reference.


         (7)   Not Applicable.

         (8)   Not Applicable.

         (9)   Not Applicable.


         (10) Forms of Application for each of Flex Edge, Joint Edge and Flex Edge Success filed via Edgar with registrant's Post-Effective Amendment No. 13 on April 26, 1996, are incorporated herein by reference.

         (11) Memorandum describing transfer and redemption procedures and method of computing adjustments in payments and cash values upon conversion to fixed benefit policies filed via Edgar herewith.*


    2.   See Exhibit 1.A(5).


    3. Opinion of Edwin L. Kerr, Esq., Counsel of Depositor, as to the legality of the securities being registered. (See Exhibit 9 below.)

    4. Opinion of Paul M. Fischer, Actuary, as to Illustrations. (See Exhibit 10 below.)


    5. Not Applicable. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

    6.   Not Applicable.

    7.   Consent of Jorden Burt Boros Cicchetti Berenson & Johnson, LLP.*

    8.   Consent of Independent Accounts.*


    9.   Opinion and Consent of Edwin L. Kerr, Esq.*

    10.  Opinion and Consent of Paul M. Fischer, FSA, CLU, ChFC*


--------------

    *Filed herewith.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Home Life Variable Universal Life Account certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30th day of April, 1998.


                              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                              -------------------------------------------------
                                             (Registrant)



                        By:   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                              -------------------------------------------------
                                              (Depositor)



                        By:            /s/ Dona D. Young
                              -------------------------------------------------
                               *Dona D. Young, Executive Vice President,
                               Individual Insurance and General Counsel


ATTEST:         /s/  John H. Beers
        ---------------------------------------------
               John H. Beers, Assistant Secretary



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on this 30th day of April, 1998.


               SIGNATURE                    TITLE
               ---------                    -----


----------------------------------------

            *Sal H. Alfiero                  Director


----------------------------------------
           *J. Carter Bacot                   Director


----------------------------------------
            *Carol H. Baldi                   Director



----------------------------------------
          *Peter C. Browning                  Director


----------------------------------------
           *Arthur P. Byrne                   Director


----------------------------------------
          *Richard N. Cooper                  Director


----------------------------------------
           *Gordon J. Davis                   Director


----------------------------------------
         *Robert W. Fiondella                 Chairman of the Board, President
                                              and Chief Executive Officer
                                              (Principal Executive Officer)


----------------------------------------
         *Jerry J. Jasinowski                Director


----------------------------------------
         John W. Johnstone                  Director


----------------------------------------
         *Marilyn E. LaMarche                Director


----------------------------------------
         *Philip R. McLoughlin               Director


----------------------------------------
            *Indra K. Nooyi                 Director


                                     S-1(C)

----------------------------------------
          *Charles J. Paydos                  Director


----------------------------------------
           *Robert F. Vizza                   Director


----------------------------------------
             Wilson Wilde                    Director

----------------------------------------
           *Robert G. Wilson                  Director


----------------------------------------
          *David W. Searfoss                  Executive Vice President and Chief
                                              Financial Officer (Principal
                                              Accounting and Financial
                                              Officer)




By:           /s/ Dona D. Young
    ----------------------------------------
      *Dona D. Young as Attorney in Fact pursuant to Powers of Attorney, copies of which  are filed herewith.


                                     S-2(C)











                               POWERS OF ATTORNEY

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Peter C. Browning, Director                          October 19, 1997
---------------------
Peter C. Browning

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Robert F. Vizza, Director                            October 19, 1997
-------------------
Robert F. Vizza

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Robert G. Wilson, Director                           October 19, 1997
--------------------
Robert G. Wilson

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ John C. Bacot, Director                              October 20, 1997
-----------------
John C. Bacot

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Jerry J. Jasinowski, Director                        October 20, 1997
-----------------------
Jerry J. Jasinowski

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Arthur P. Byrne, Director                            October 20, 1997
-------------------
Arthur P. Byrne

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Sal H. Alfiero, Director                             October 21, 1997
------------------
Sal H. Alfiero

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Indra K. Nooyi, Director                             October 21, 1997
------------------
Indra K. Nooyi

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Marilyn E. LaMarche, Director                        October 21, 1997
-----------------------
Marilyn E. LaMarche

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Gordon J. Davis, Director                            October 21, 1997
-------------------
Gordon J. Davis

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Richard N. Cooper, Director                          October 21, 1997
---------------------
Richard N. Cooper

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Carol H. Baldi, Director                             October 21, 1997
------------------
Carol H. Baldi

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Philip R. McLoughlin, Director                       October 31, 1997
------------------------
Philip R. McLoughlin

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors and Officer of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John
H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Robert W. Fiondella, Chairman, President and Chief Executive Officer
-----------------------
Robert W. Fiondella                                      October 23, 1997

                                POWER OF ATTORNEY

         I, the undersigned Officer of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin
L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ David W. Searfoss, Executive Vice President and Chief Financial Officer
---------------------
David W. Searfoss                                        October 21, 1997

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors and Officer of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John
H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Charles J. Paydos, Director                          October 20, 1997
---------------------
Charles J. Paydos